United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Six months ended 01/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
R	ACKXX
Service*	ACMXX
Cash II	ACCXX

*formerly, Institutional Service Shares

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	46.9%
Bank Instruments	39.8%
Variable Rate Instruments	10.4%
Repurchase Agreement	2.8%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.4%[4]
8-30 Days	34.7%
31-90 Days	26.5%
91-180 Days	6.9%
181 Days or more	1.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 14.9% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.7%
		Finance - Automotive – 1.3%
$2,805,620		AmeriCredit Automobile Receivables Trust 2011-4, Class A1, 0.339%, 10/9/2012	2,805,620
2,111,378	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	2,111,378
1,968,345	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	1,968,345
15,000,000	[1,2]	MMCA Auto Owner Trust 2012-A, Class A1, 0.738%, 2/4/2013	15,000,000
10,000,000		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	10,000,000
		TOTAL	31,885,343
		Finance - Equipment – 0.2%
6,176,803		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	6,176,803
		Finance - Retail – 1.2%
5,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.412%, 2/21/2012	5,000,000
5,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.482%, 2/21/2012	5,000,000
20,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.481%, 2/21/2012	20,000,000
		TOTAL	30,000,000
		TOTAL ASSET-BACKED SECURITIES	68,062,146
		Certificates of Deposit – 37.6%
		Finance - Banking – 37.6%
20,000,000		Bank of America, N.A., 0.550%, 3/12/2012	20,000,000
30,000,000	[3]	Bank of Montreal, 0.435%, 2/14/2012	30,000,000
50,000,000	[3]	Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	50,000,000
125,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450% - 0.470%, 2/28/2012 - 3/7/2012	125,000,000
50,000,000		Barclays Bank PLC, 0.500% - 0.600%, 3/2/2012 - 4/5/2012	50,000,000
10,000,000		Credit Suisse, Zurich, 0.380%, 2/10/2012	10,000,000
40,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	40,000,000
30,000,000		Deutsche Bank AG, 0.500%, 4/23/2012	30,000,000
25,000,000		Lloyds TSB Bank PLC, London, 0.250%, 2/8/2012	25,000,000
115,000,000		Mizuho Corporate Bank Ltd., 0.420% - 0.500%, 2/8/2012 - 5/2/2012	115,000,000
25,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/2/2012	25,000,000
15,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	14,999,431
20,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	20,000,296
20,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.372%, 2/24/2012	19,999,771
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Principal Amount			Value
$100,000,000		Rabobank Nederland NV, Utrecht, 0.500% - 0.580%, 4/5/2012 - 4/27/2012	100,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.652%, 2/6/2012	25,000,000
50,000,000		Svenska Handelsbanken, Stockholm, 0.400%, 2/6/2012 - 2/13/2012	50,000,018
25,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	25,000,000
40,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	40,000,000
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.375%, 2/16/2012	19,999,269
15,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.386%, 2/13/2012	14,994,813
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	949,993,598
		Collateralized Loan Agreements – 15.0%
		Finance - Banking – 15.0%
25,000,000		Barclays Capital, Inc., 0.507%, 2/21/2012	25,000,000
35,000,000		Citigroup Global Markets, Inc., 0.600% - 0.930%, 2/1/2012 - 2/3/2012	35,000,000
60,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.963%, 2/7/2012 - 4/25/2012	60,000,000
80,000,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	80,000,000
25,000,000		JPMorgan Securities LLC, 0.760%, 3/20/2012	25,000,000
40,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456%, 2/1/2012	40,000,000
25,000,000		RBC Capital Markets, LLC, 0.649%, 3/12/2012	25,000,000
70,000,000		RBS Securities, Inc., 0.500%, 2/1/2012	70,000,000
20,000,000		Wells Fargo Securities, LLC, 0.304%, 2/1/2012	20,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	380,000,000
		Commercial Paper – 24.6%[4]
		Finance - Banking – 14.9%
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	49,887,500
25,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	24,947,083
25,000,000	[1,2,3]	Fairway Finance Co. LLC, 0.306%, 2/10/2012	25,000,000
25,000,000	[1,2]	Grampian Funding LLC, 0.260%, 2/16/2012	24,997,292
127,900,000		ING (U.S.) Funding LLC, 0.551% - 0.581%, 3/20/2012 - 4/17/2012	127,777,241
75,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.250% - 0.300%, 2/17/2012 - 3/1/2012	74,987,750
50,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	49,991,250
		TOTAL	377,588,116
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Principal Amount			Value
		Finance - Commercial – 4.0%
$100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 2/1/2012	100,000,000
		Finance - Retail – 5.7%
50,000,000	[1,2]	Alpine Securitization Corp., 0.420% - 0.451%, 2/6/2012 - 2/24/2012	49,994,792
50,000,000	[1,2]	Chariot Funding LLC, 0.220%, 2/16/2012	49,995,417
20,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400%, 2/13/2012	19,997,333
25,000,000	[1,2]	Sheffield Receivables Corp., 0.420%, 3/2/2012	24,991,250
		TOTAL	144,978,792
		TOTAL COMMERCIAL PAPER	622,566,908
		Corporate Bonds – 4.6%
		Diversified – 0.1%
1,417,000		General Electric Co., 5.000%, 2/1/2012	1,474,383
		Finance - Banking – 1.6%
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2012	40,000,000
		Finance - Commercial – 2.9%
582,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	579,985
5,314,000		General Electric Capital Corp., 0.597%, 3/3/2012	5,330,883
6,150,000		General Electric Capital Corp., 3.500%, 8/13/2012	6,240,099
500,000		General Electric Capital Corp., 4.250%, 6/15/2012	506,593
22,223,000		General Electric Capital Corp., 5.250%, 10/19/2012	22,926,485
350,000		General Electric Capital Corp., 5.450%, 1/15/2013	364,484
21,160,000		General Electric Capital Corp., 5.875%, 2/15/2012	21,203,067
16,607,000		General Electric Capital Corp., 6.000%, 6/15/2012	16,938,061
		TOTAL	74,089,657
		TOTAL CORPORATE BONDS	115,564,040
		Notes — Variable – 10.4%[3]
		Finance - Banking – 9.1%
25,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	25,000,000
3,870,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	3,870,000
3,490,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.860%, 2/1/2012	3,490,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.380%, 2/2/2012	8,235,000
924,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	924,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	4,055,000
4,905,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	4,905,000
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Principal Amount			Value
$50,000,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	50,000,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.160%, 2/2/2012	25,000,000
10,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.110%, 2/1/2012	10,000,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (Bank of America N.A. LOC), 0.200%, 2/2/2012	5,340,000
14,640,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 2/2/2012	14,640,000
2,785,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.300%, 2/2/2012	2,785,000
7,400,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.370%, 2/2/2012	7,400,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	25,000,000
18,315,000		Vermont State Student Assistance Corp., (Series 2008C-1), (Lloyds TSB Bank PLC, London LOC), 0.080%, 2/2/2012	18,315,000
21,715,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	21,715,000
		TOTAL	230,674,000
		Finance - Commercial – 0.1%
900,000		General Electric Capital Corp., 0.608%, 2/29/2012	899,385
1,300,000		General Electric Capital Corp., 1.417%, 4/16/2012	1,307,025
		TOTAL	2,206,410
		Government Agency – 1.2%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 2/2/2012	10,000,000
2,260,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.480%, 2/2/2012	2,260,000
7,400,000		LP-RE I, LLC, (Series 2011), (FHLB of Dallas LOC), 0.250%, 2/2/2012	7,400,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.210%, 2/2/2012	7,450,000
4,560,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.379%, 2/2/2012	4,560,000
		TOTAL	31,670,000
		TOTAL NOTES — VARIABLE	264,550,410
		Time Deposit – 2.2%
		Finance - Banking – 2.2%
55,000,000		Toronto Dominion Bank, 0.100%, 2/1/2012	55,000,000
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Principal Amount		Value
	Repurchase Agreement – 2.8%
$71,256,000	Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	71,256,000
	TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	2,526,993,102
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,276,373
	TOTAL NET ASSETS — 100%	$2,528,269,475
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $518,878,140, which represented 20.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $518,878,140, which represented 20.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,				Period Ended 7/31/2007[1]
		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]	0.009	0.031	0.036
Net realized gain on investments	—	—	0.000[2]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.009	0.031	0.036
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)	(0.031)	(0.036)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.009)	(0.031)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.01%	0.86%	3.16%	3.61%
Ratios to Average Net Assets:
Net expenses	0.37%[4]	0.38%	0.41%	1.11%	1.15%	1.15%[4]
Net investment income	0.01%[4]	0.01%	0.01%	0.59%	2.53%	4.23%[4]
Expense waiver/reimbursement[5]	1.03%[4]	1.03%	0.99%	0.31%	0.22%	0.23%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$148,022	$125,013	$107,582	$64,652	$19,167	$1,384
1	Reflects operations for the period from September 29, 2006 (date of initial investment) to July 31, 2007.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.036	0.047
Net realized gain on investments	—	—	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.036	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)	(0.047)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.036)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.31%	3.68%	4.84%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.38%	0.43%	0.69%	0.65%	0.65%
Net investment income	0.01%[3]	0.01%	0.01%	1.32%	3.53%	4.73%
Expense waiver/reimbursement[4]	0.60%[3]	0.60%	0.54%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,131,910	$2,203,392	$2,230,852	$2,993,321	$3,593,373	$2,777,935
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.011	0.035	0.046
Net realized gain on investments	—	—	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.011	0.035	0.046
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)	(0.046)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.035)	(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.15%	3.51%	4.67%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.38%	0.42%	0.85%	0.81%	0.81%
Net investment income	0.01%[3]	0.01%	0.01%	1.13%	3.31%	4.57%
Expense waiver/reimbursement[4]	0.86%[3]	0.84%	0.81%	0.39%	0.37%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$248,337	$291,993	$441,717	$528,757	$535,330	$329,066
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$2,526,993,102
Income receivable		2,156,710
Receivable for shares sold		4,420,424
TOTAL ASSETS		2,533,570,236
Liabilities:
Payable for shares redeemed	$4,533,800
Bank overdraft	89,982
Income distribution payable	716
Payable for transfer and dividend disbursing agent fees and expenses	443,411
Payable for Directors'/Trustees' fees	2,246
Payable for distribution services fee (Note 4)	6,228
Payable for shareholder services fee (Note 4)	148,727
Accrued expenses	75,651
TOTAL LIABILITIES		5,300,761
Net assets for 2,528,265,379 shares outstanding		$2,528,269,475
Net Assets Consist of:
Paid-in capital		$2,528,276,255
Distributions in excess of net investment income		(6,780)
TOTAL NET ASSETS		$2,528,269,475
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$148,022,427 ÷ 148,022,427 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,131,910,216 ÷ 2,131,856,822 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$248,336,832 ÷ 248,386,130 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$5,257,536
Expenses:
Investment adviser fee (Note 4)		$6,941,692
Administrative fee (Note 4)		1,083,841
Custodian fees		60,793
Transfer and dividend disbursing agent fees and expenses (Note 2)		1,838,036
Directors'/Trustees' fees		9,265
Auditing fees		10,759
Legal fees		3,220
Portfolio accounting fees		93,347
Distribution services fee (Note 4)		680,830
Shareholder services fee (Note 4)		3,199,132
Account administration fee (Note 2)		85,824
Share registration costs		66,132
Printing and postage		79,647
Insurance premiums		4,832
Miscellaneous		9,410
TOTAL EXPENSES		14,166,760
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(4,005,588)
Waiver of administrative fee (Note 4)	(27,316)
Waiver of distribution services fee (Note 4)	(670,969)
Waiver of shareholder services fee (Note 4)	(2,879,243)
Reimbursement of shareholder services fee (Note 4)	(279,341)
Waiver of account administration fee (Note 2)	(38,720)
Reimbursement of account administration fee (Note 2)	(279)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(1,134,374)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,035,830)
Net expenses			5,130,930
Net investment income			$126,606

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$126,606	$256,384
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(6,692)	(10,745)
Service Shares	(114,723)	(210,006)
Cash II Shares	(13,420)	(33,585)
Distributions from net realized gain on investments
Class R Shares	—	(65)
Service Shares	—	(1,325)
Cash II Shares	—	(213)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(134,835)	(255,939)
Share Transactions:
Proceeds from sale of shares	2,413,083,889	4,908,568,062
Net asset value of shares issued to shareholders in payment of distributions declared	129,431	245,147
Cost of shares redeemed	(2,505,334,370)	(5,068,565,732)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,121,050)	(159,752,523)
Change in net assets	(92,129,279)	(159,752,078)
Net Assets:
Beginning of period	2,620,398,754	2,780,150,832
End of period (including undistributed (distributions in excess of) net investment income of $(6,780) and $1,449, respectively)	$2,528,269,475	$2,620,398,754

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Class R Shares	$206,099	$(166,068)	$ —	$ —	$ —
Service Shares	1,459,091	(863,342)	46,825	—	—
Cash II Shares	172,846	(104,964)	38,999	(38,720)	(279)
TOTAL	$1,838,036	$(1,134,374)	$85,824	$(38,720)	$(279)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	87,249,057	$87,249,057	212,389,646	$212,389,646
Shares issued to shareholders in payment of distributions declared	6,667	6,667	10,688	10,688
Shares redeemed	(64,245,996)	(64,245,996)	(194,969,420)	(194,969,420)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	23,009,728	$23,009,728	17,430,914	$17,430,914
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,965,106,551	$1,965,106,551	3,712,048,459	$3,712,048,459
Shares issued to shareholders in payment of distributions declared	111,481	111,481	205,010	205,010
Shares redeemed	(2,036,693,382)	(2,036,693,382)	(3,739,714,207)	(3,739,714,207)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(71,475,350)	$(71,475,350)	(27,460,738)	$(27,460,738)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	360,728,281	$360,728,281	984,129,957	$984,129,957
Shares issued to shareholders in payment of distributions declared	11,283	11,283	29,449	29,449
Shares redeemed	(404,394,992)	(404,394,992)	(1,133,882,105)	(1,133,882,105)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(43,655,428)	$(43,655,428)	(149,722,699)	$(149,722,699)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(92,121,050)	$(92,121,050)	(159,752,523)	$(159,752,523)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $4,005,588 of its fee. In addition, an affiliate of the Adviser voluntarily reimbursed $1,134,374 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $27,316 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Class II Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$343,167	$(343,167)
Cash II Shares	337,663	(327,802)
TOTAL	$680,830	$(670,969)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $4,499 of Service Fees for the six months ended January 31, 2012. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$2,900,730	$(279,341)	$(2,580,841)
Cash II Shares	298,402	—	(298,402)
TOTAL	$3,199,132	$(279,341)	$(2,879,243)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. concentration of risk

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. line of credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

8. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$1.86[2]
Service Shares	$1,000	$1,000.10	$1.86[3]
Cash II Shares	$1,000	$1,000.10	$1.86[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,023.28	$1.88[2]
Service Shares	$1,000	$1,023.28	$1.88[3]
Cash II Shares	$1,000	$1,023.28	$1.88[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	0.37%
Service Shares	0.37%
Cash II Shares	0.37%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current annualized net expense ratio of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.78 and $5.84, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.30, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.81% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.07 and $4.12, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated Automated Cash Management Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

26

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N783
CUSIP 60934N864
CUSIP 608919831

8112802 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	AGMXX

Federated Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	60.0%
U.S. Treasury Securities	39.7%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	54.7%
8-30 Days	18.0%
31-90 Days	12.6%
91-180 Days	8.3%
181 Days or more	6.1%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 60.0%
$17,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 2/13/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $515,040,619.	17,000,000
34,000,000	[1]	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 1/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,250,204,861 on 3/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,280,807,827.	34,000,000
100,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $5,113,261,385.	100,000,000
80,788,000		Interest in $4,000,000,000 joint repurchase agreement 0.19%, dated 1/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,021,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,021,640.	80,788,000
33,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 1/25/2012 under which Credit Suisse Securities First Boston Corp. will repurchase securities provided as collateral for $1,000,013,611 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,020,013,555.	33,000,000
34,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/27/2012 under which Credit Suisse Securities First Boston Corp. will repurchase securities provided as collateral for $500,006,806 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $510,007,448.	34,000,000
75,000,000		Interest in $2,250,000,000 joint repurchase agreement 0.08%, dated 1/25/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,035,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $2,295,035,701.	75,000,000
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Principal Amount			Value
$100,000,000		Interest in $3,700,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $3,700,020,556 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2017 and the market value of those underlying securities was $3,774,004,681.	100,000,000
100,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,100,005,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2017 and the market value of those underlying securities was $1,122,005,718.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	573,788,000
		U.S. Treasury – 39.7%
15,000,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	14,997,646
15,500,000		United States Treasury Notes, 0.375%, 8/31/2012	15,520,915
10,000,000		United States Treasury Notes, 0.375%, 9/30/2012	10,018,223
18,000,000		United States Treasury Notes, 0.625%, 6/30/2012	18,040,382
133,000,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	133,363,848
53,500,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	53,675,474
27,500,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	27,617,715
21,500,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	21,519,157
9,000,000		United States Treasury Notes, 1.375%, 1/15/2013	9,105,636
6,500,000		United States Treasury Notes, 1.375%, 10/15/2012	6,557,592
8,000,000		United States Treasury Notes, 1.375%, 2/15/2013	8,102,137
5,000,000		United States Treasury Notes, 1.375%, 3/15/2012	5,007,697
7,000,000		United States Treasury Notes, 1.375%, 5/15/2012	7,026,476
14,000,000		United States Treasury Notes, 1.500%, 7/15/2012	14,089,197
22,000,000		United States Treasury Notes, 1.875%, 6/15/2012	22,145,720
9,000,000		United States Treasury Notes, 4.375%, 8/15/2012	9,203,838
3,000,000		United States Treasury Notes, 4.750%, 5/31/2012	3,045,696
		TOTAL U.S. TREASURY	379,037,349
		TOTAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[3]	952,825,349
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[4]	3,207,839
		TOTAL NET ASSETS — 100%	$956,033,188
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.002	0.027	0.047
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.027	0.047
Less Distributions:
Distributions from net investment income	—	—	—	(0.002)	(0.027)	(0.047)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.027)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.24%	2.71%	4.76%
Ratios to Average Net Assets:
Net expenses	0.08%[4]	0.17%	0.21%	0.46%	0.59%	0.59%
Net investment income	0.00%[4]	0.00%	0.00%	0.23%	2.60%	4.65%
Expense waiver/reimbursement[5]	0.79%[4]	0.76%	0.75%	0.48%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$956,033	$794,180	$642,837	$477,651	$612,043	$473,789
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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5

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investments in repurchase agreements	$573,788,000
Investments in securities	379,037,349
Total investments in securities, at amortized cost and fair value		$952,825,349
Income receivable		3,255,300
Receivable for shares sold		2,993
Prepaid expenses		7,005
TOTAL ASSETS		956,090,647
Liabilities:
Payable for shares redeemed	25,604
Bank overdraft	4,811
Payable for investment adviser fee (Note 4)	7,716
Payable for portfolio accounting fees	18,788
Payable for shareholder services fee (Note 4)	540
TOTAL LIABILITIES		57,459
Net assets for 956,033,781 shares outstanding		$956,033,188
Net Assets Consist of:
Paid-in capital		$956,031,868
Accumulated net realized gain on investments		1,320
TOTAL NET ASSETS		$956,033,188
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$956,033,188 ÷ 956,033,781 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$405,424
Expenses:
Investment adviser fee (Note 4)		$2,415,291
Administrative fee (Note 4)		377,100
Custodian fees		20,172
Transfer and dividend disbursing agent fees and expenses		63,049
Directors'/Trustees' fees		3,352
Auditing fees		9,804
Legal fees		3,165
Portfolio accounting fees		57,574
Shareholder services fee (Note 4)		1,122,694
Account administration fee		73,341
Share registration costs		21,343
Printing and postage		21,886
Insurance premiums		2,752
Miscellaneous		12,256
TOTAL EXPENSES		4,203,779
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(2,415,291)
Waiver of administrative fee	(9,492)
Waiver of shareholder services fee	(1,122,694)
Waiver of account administration fee	(73,341)
Reimbursement of other operating expenses	(177,537)
TOTAL WAIVERS AND REIMBURSEMENT		(3,798,355)
Net expenses			405,424
Net investment income			—
Net realized gain on investments			1,320
Change in net assets resulting from operations			$1,320

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$ —
Net realized gain on investments	1,320	2,332
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,320	2,332
Distributions to Shareholders:
Distributions from net realized gain on investments	(2,332)	(491)
Share Transactions:
Proceeds from sale of shares	960,985,163	1,510,639,702
Net asset value of shares issued to shareholders in payment of distributions declared	2,197	438
Cost of shares redeemed	(799,133,648)	(1,359,298,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	161,853,712	151,341,971
Change in net assets	161,852,700	151,343,812
Net Assets:
Beginning of period	794,180,488	642,836,676
End of period	$956,033,188	$794,180,488

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Automated Government Money Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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9

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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10

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	960,985,163	1,510,639,702
Shares issued to shareholders in payment of distributions declared	2,197	438
Shares redeemed	(799,133,648)	(1,359,298,169)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	161,853,712	151,341,971

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived its entire fee of $2,415,291 and voluntarily reimbursed $177,537 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,492 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Semi-Annual Shareholder Report

11

Fees. For the six months ended January 31, 2012, unaffiliated third-party financial intermediaries waived $1,122,694 of Services Fees and $73,341 of account administration fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.59% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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7. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.40
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.73	$0.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.59% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.97 and $3.00, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated automated government money trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Automated Government Money Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N815

8022501 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	40.6%
Bank Instruments	29.9%
Variable Rate Instruments	23.6%
Repurchase Agreements	6.0%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.9%[4]
8-30 Days	28.2%
31-90 Days	30.3%
91-180 Days	5.2%
181 Days or more	2.5%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.4% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 3.2%
		Finance - Automotive – 0.9%
$14,987,879		CarMax Auto Owner Trust 2011-3, Class A1, 0.407%, 11/15/2012	14,987,879
34,762,314		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	34,762,314
14,467,275		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	14,467,275
15,000,000		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	15,000,000
1,327,000	[1,2]	SMART Series 2011-2US Trust, Class A1, 0.365%, 7/14/2012	1,327,000
18,662,165	[1,2]	SMART Series 2011-4US Trust, Class A1, 0.543%, 11/14/2012	18,662,165
		TOTAL	99,206,633
		Finance - Equipment – 0.4%
10,809,406		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	10,809,406
13,498,948		GE Equipment Midticket LLC, Series 2011-1, Class A1, 0.429%, 10/22/2012	13,498,948
18,676,014	[1,2]	GE Equipment Small Ticket LLC Series 2011-2, Class A1, 0.507%, 11/21/2012	18,676,014
4,584,683		GE Equipment Transportation LLC, Series 2011-1, Class A1, 0.294%, 7/20/2012	4,584,683
240,537	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	240,537
		TOTAL	47,809,588
		Finance - Retail – 1.9%
56,500,000	[1,2]	Fosse Master Issuer PLC 2011-2, Class A1, 0.482%, 10/18/2012	56,500,000
60,000,000	[1,2]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.481%, 11/21/2012	60,000,000
78,000,000	[1,2]	Holmes Master Issuer PLC 2011-3, Class A1, 0.420%, 7/15/2012	78,000,000
8,000,000	[1,2]	Holmes Master Issuer PLC 2012-1, Class A1, 0.481%, 1/15/2013	8,000,000
		TOTAL	202,500,000
		TOTAL ASSET-BACKED SECURITIES	349,516,221
		BANK NOTE – 0.9%
		Banking – 0.9%
100,000,000		Bank of America N.A., 0.460%, 2/10/2012	100,000,000
		TOTAL BANK NOTE	100,000,000
		CERTIFICATES OF DEPOSIT – 29.9%
		Banking – 29.9%
550,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.450% - 0.500%, 2/28/2012 - 4/3/2012	550,000,000
150,000,000		Barclays Bank PLC, 0.500%, 3/2/2012	150,000,000
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Principal Amount			Value
$110,000,000		Barclays Bank PLC, 0.550% - 0.560%, 4/27/2012 - 4/30/2012	110,000,000
225,000,000		Deutsche Bank AG, 0.500% - 0.600%, 3/28/2012 - 4/23/2012	225,002,330
300,000,000		Lloyds TSB Bank PLC, London, 0.250%, 2/8/2012	300,000,000
515,000,000		Mizuho Corporate Bank Ltd., 0.420% - 0.500%, 2/1/2012 - 4/25/2012	515,000,000
205,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	205,003,037
450,000,000		Rabobank Nederland NV, Utrecht, 0.500% - 0.580%, 4/5/2012 - 4/27/2012	450,000,000
90,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	90,000,000
220,000,000		Sumitomo Mitsui Banking Corp., 0.330%, 2/17/2012	220,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 0.400% - 0.580%, 2/13/2012 - 4/20/2012	250,000,000
100,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	100,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,265,005,367
		COLLATERALIZED LOAN AGREEMENTS – 8.9%
		Banking – 8.9%
198,000,000		Barclays Capital, Inc., 0.507%, 2/3/2012 - 2/21/2012	198,000,000
240,000,000		Citigroup Global Markets, Inc., 0.558% - 0.943%, 2/1/2012 - 3/9/2012	240,000,000
375,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.963%, 2/1/2012 - 4/25/2012	375,000,000
15,000,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	15,000,000
145,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.456% - 0.689%, 2/1/2012 - 4/23/2012	145,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	973,000,000
		COMMERCIAL PAPER – 25.8%[3]
		Aerospace/Auto – 0.6%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.582%, 5/7/2012	49,922,667
11,000,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.410%, 2/6/2012	10,999,373
		TOTAL	60,922,040
		Banking – 17.8%
325,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 2/1/2012	325,000,000
185,000,000		Citigroup Funding, Inc., 0.571% - 0.601%, 2/3/2012 - 3/9/2012	184,982,783
100,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	99,788,334
180,000,000	[1,2]	Danske Corp., Inc., 0.300% - 0.310%, 2/8/2012 - 2/17/2012	179,985,497
50,000,000	[1,2]	Grampian Funding LLC, 0.280%, 2/10/2012	49,996,500
555,000,000		ING (U.S.) Funding LLC, 0.451% - 0.586%, 2/13/2012 - 4/10/2012	554,555,458
200,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.290%, 4/2/2012	199,901,722
155,000,000	[1,2]	Northern Pines Funding LLC, 0.471% - 0.561%, 3/1/2012 - 4/30/2012	154,876,765
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Principal Amount			Value
$50,000,000	[1,2]	Surrey Funding Corporation, 0.451%, 4/17/2012	49,952,500
150,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	149,973,750
		TOTAL	1,949,013,309
		Electric Power – 0.5%
50,000,000		Virginia Electric & Power Co., 0.430% - 0.450%, 2/7/2012 - 3/14/2012	49,988,207
		Finance - Automotive – 1.0%
114,000,000		FCAR Owner Trust, A1+/P1 Series, 0.552%, 7/2/2012	113,735,267
		Finance - Commercial – 1.8%
200,000,000		General Electric Capital Corp., 0.200%, 2/28/2012	199,970,000
		Finance - Retail – 2.2%
54,000,000	[1,2]	Jupiter Securitization Company LLC, 0.150%, 2/6/2012	53,998,875
188,500,000	[1,2]	Sheffield Receivables Corp., 0.380% - 0.451%, 2/16/2012 - 4/2/2012	188,407,049
		TOTAL	242,405,924
		Food & Beverage – 0.5%
54,400,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.420% - 0.450%, 3/9/2012 - 3/15/2012	54,372,455
		Machinery, Equipment, Auto – 0.5%
54,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.430% - 0.470%, 2/17/2012 - 3/14/2012	53,981,624
		Media – 0.5%
55,000,000	[1,2]	NBCUniversal Media, LLC, 0.410%, 2/10/2012 - 2/13/2012	54,993,132
		Oil & Oil Finance – 0.4%
44,239,000	[1,2]	Devon Energy Corp., 0.390% - 0.440%, 2/2/2012 - 3/9/2012	44,226,167
		TOTAL COMMERCIAL PAPER	2,823,608,125
		CORPORATE BONDS – 1.7%
		Banking – 0.9%
75,000,000		JPMorgan Chase Bank, N.A., 0.319%, 2/20/2013	75,000,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,799,225
		TOTAL	100,799,225
		Finance - Commercial – 0.8%
14,175,000		General Electric Capital Corp., 3.500%, 8/13/2012	14,375,719
1,000,000		General Electric Capital Corp., 4.000%, 2/15/2012	1,001,346
6,090,000		General Electric Capital Corp., 4.250%, 6/15/2012	6,173,794
17,025,000		General Electric Capital Corp., 5.250%, 10/19/2012	17,561,513
27,206,000		General Electric Capital Corp., 5.875%, 2/15/2012	27,262,785
Semi-Annual Shareholder Report
4

Principal Amount			Value
$19,740,000		General Electric Capital Corp., 6.000%, 6/15/2012	20,137,961
		TOTAL	86,513,118
		TOTAL CORPORATE BONDS	187,312,343
		CORPORATE NOTE – 0.1%
		Finance - Commercial – 0.1%
9,700,000		General Electric Capital Corp., 5.000%, 4/10/2012	9,780,149
		TOTAL CORPORATE NOTE	9,780,149
		NOTES — VARIABLE – 23.6%[4]
		Banking – 21.1%
20,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.070%, 2/1/2012	20,150,000
6,055,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.170%, 2/1/2012	6,055,000
7,220,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.700%, 2/2/2012	7,220,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.445%, 7/3/2012	100,000,000
60,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 6/7/2012	60,000,000
30,000,000		Bank of Montreal, 0.440%, 2/14/2012	30,000,000
50,000,000		Bank of Montreal, 0.461%, 2/29/2012	50,000,000
5,400,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.450%, 2/1/2012	5,400,000
5,800,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	5,800,000
15,000,000	[1,2]	Commonwealth Bank of Australia, 0.491%, 5/18/2012	14,991,836
75,000,000		Commonwealth Bank of Australia, 0.554%, 3/7/2012	74,995,144
15,650,000	[1,2]	Commonwealth Bank of Australia, 0.612%, 6/22/2012	15,640,908
9,205,000		Cunat Capital Corp., Series 2011 Northfield Corp., (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	9,205,000
18,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A), (Bank of America N.A. LOC), 0.070%, 2/1/2012	18,600,000
49,400,000		Deutsche Bank AG, 0.495%, 2/6/2012	49,400,202
50,000,000		Deutsche Bank AG, 0.811%, 4/23/2012	50,000,000
2,105,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 1.700%, 2/2/2012	2,105,000
22,645,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.430%, 2/2/2012	22,645,000
55,515,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	55,515,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$6,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 1.700%, 2/2/2012	6,145,000
16,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B), (Bank of America N.A. LOC), 0.080%, 2/1/2012	16,500,000
9,961,150		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	9,961,150
5,650,000		Houston, TX Combined Utility System, (Series 2004B-4), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/2/2012	5,650,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.090%, 2/2/2012	39,455,000
43,400,000		Indiana Development Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	43,400,000
11,445,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.230%, 2/1/2012	11,445,000
4,200,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	4,200,000
10,600,000		Lakeline Austin Development, Ltd., Series 2005, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	10,600,000
8,625,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	8,625,000
10,070,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	10,070,000
7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	7,000,000
30,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	30,250,000
6,990,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.230%, 2/2/2012	6,990,000
10,545,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476), (GTD by Deutsche Bank AG), 0.180%, 2/2/2012	10,545,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.160%, 2/2/2012	25,000,000
42,345,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	42,345,000
15,275,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	15,275,000
125,000,000		National Australia Bank Ltd., Melbourne, 0.445%, 2/2/2012 - 2/13/2012	125,000,000
37,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	37,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.180%, 2/1/2012	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	19,450,000
67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, Variable Rate MuniFund Term Preferred Shares (Series 2014), (GTD by Citibank NA, New York), 0.270%, 8/1/2014	67,500,000
35,565,000		Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.170%, 2/1/2012	35,565,000
3,170,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.700%, 2/2/2012	3,170,000
4,845,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.170%, 2/1/2012	4,845,000
8,630,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.170%, 2/1/2012	8,630,000
16,600,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.360%, 2/2/2012	16,600,000
9,260,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	9,260,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.395%, 2/2/2012	50,000,000
3,543,000		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	3,543,000
75,000,000		Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	75,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	25,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.653%, 2/6/2012	100,000,000
9,895,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	9,895,000
77,950,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	77,950,000
145,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	145,000,000
150,000,000		Toronto Dominion Bank, 0.496%, 2/10/2012	150,000,000
50,000,000		Toronto Dominion Bank, 0.551%, 2/2/2012	50,000,000
4,090,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	4,090,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.375%, 2/16/2012	99,996,347
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/17/2012	100,000,000
3,215,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.270%, 2/2/2012	3,215,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$23,000,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.623%, 2/2/2012	23,000,000
		TOTAL	2,306,678,587
		Finance - Automotive – 0.2%
25,000,000		Toyota Motor Credit Corp., 1.557%, 4/27/2012	25,111,678
		Finance - Commercial – 0.5%
29,400,000		General Electric Capital Corp., 0.660%, 3/12/2012	29,391,721
5,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.250%, 2/2/2012	5,790,000
15,235,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.270%, 2/2/2012	15,235,000
4,255,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.270%, 2/2/2012	4,255,000
		TOTAL	54,671,721
		Government Agency – 0.0%
700,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.450%, 2/2/2012	700,000
		Insurance – 0.8%
50,025,000		Broward County, FL School District, COP (Series 2004D), (INS by Assured Guaranty Municipal Corp.), 0.080%, 2/2/2012	50,025,000
39,775,000		Illinois Health Facilities Authority, (Series 2003A), (INS by Assured Guaranty Municipal Corp.), 0.140%, 2/2/2012	39,775,000
		TOTAL	89,800,000
		Municipal – 0.8%
40,455,000		Commonwealth of Massachusetts, (Series 2000A), 0.060%, 2/1/2012	40,455,000
13,000,000		Heard County, GA Development Authority, (First Series 2007), 0.110%, 2/1/2012	13,000,000
29,600,000		Illinois Development Finance Authority IDB, (Series 1994), 0.080%, 2/1/2012	29,600,000
		TOTAL	83,055,000
		University – 0.2%
16,000,000		University of California, Series 2011 Y-2, 0.375%, 2/1/2012	16,000,000
		TOTAL NOTES — VARIABLE	2,576,016,986
		REPURCHASE AGREEMENTS – 6.0%
499,282,000		Interest in $500,000,000, joint repurchase agreement 0.220%, dated 1/31/2012 under which Bank of America, N.A. will repurchase the securities provided as collateral for $500,003,056 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $511,817,539.	499,282,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$70,000,000	Interest in $750,000,000, joint repurchase agreement 0.200%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $750,004,167 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2014 and the market value of those underlying securities was $765,004,352.	70,000,000
85,547,000	Interest in $239,000,000, joint repurchase agreement 0.240%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $239,001,593 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $246,171,641.	85,547,000
	TOTAL REPURCHASE AGREEMENTS	654,829,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	10,939,068,191
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(16,289,928)
	TOTAL NET ASSETS — 100%	$10,922,778,263
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $2,055,153,453, which represented 18.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $2,055,153,453, which represented 18.8% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Semi-Annual Shareholder Report

9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COP	— Certificate of Participation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
SPEARs	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

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10

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.010	0.033	0.044
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	0.000[1]	0.000[1]	0.010	0.033	0.044
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.010)	(0.033)	(0.044)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.033)	(0.044)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	1.05%	3.31%	4.48%
Ratios to Average Net Assets:
Net expenses	0.37%[4]	0.39%[5]	0.46%[5]	1.03%[5]	1.00%[5]	1.00%
Net investment income	0.00%[4]	0.00%	0.00%[3]	1.01%	3.21%	4.39%
Expense waiver/reimbursement[6]	0.95%[4]	0.93%	0.87%	0.32%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,922,778	$10,912,831	$10,735,359	$10,574,594	$10,106,815	$9,311,899
1	Represents less than $0.001.
2	Based on net asset value.Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39%, 0.46%, 1.03% and 1.00% for the years ended July 31, 2011, 2010, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$10,939,068,191
Cash		874,701
Receivable for investments sold		29,030,000
Income receivable		6,001,883
TOTAL ASSETS		10,974,974,775
Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	11,428
Payable for distribution services fee (Note 4)	978,612
Payable for Directors'/Trustees' fees	2,718
Accrued expenses	1,203,754
TOTAL LIABILITIES		52,196,512
Net assets for 10,922,791,002 shares outstanding		$10,922,778,263
Net Assets Consist of:
Paid-in capital		$10,922,778,447
Distributions in excess of net realized gain on investments		(184)
TOTAL NET ASSETS		$10,922,778,263
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,922,778,263 ÷ 10,922,791,002 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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12

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$21,309,631
Expenses:
Investment adviser fee (Note 4)		$17,096,818
Administrative fee (Note 4)		4,448,987
Custodian fees		158,081
Transfer and dividend disbursing agent fees and expenses		5,709,434
Directors'/Trustees' fees		45,610
Auditing fees		11,056
Legal fees		3,356
Portfolio accounting fees		87,978
Distribution services fee (Note 4)		31,344,166
Shareholder services fee (Note 4)		14,247,348
Share registration costs		1,944,488
Printing and postage		381,419
Insurance premiums		12,755
Miscellaneous		15,731
TOTAL EXPENSES		75,507,227
Waivers (Note 4):
Waiver of investment adviser fee	$(11,469,744)
Waiver of administrative fee	(112,094)
Waiver of distribution services fee	(28,368,410)
Waiver of shareholder services fee	(14,247,348)
TOTAL WAIVERS		(54,197,596)
Net expenses			21,309,631
Net investment income			—
Net realized loss on investments			(16)
Change in net assets resulting from operations			$(16)

See Notes which are an integral part of the Financial Statements

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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain (loss) on investments	$(16)	$3,036
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16)	3,036
Distributions to Shareholders:
Distributions from net realized gain on investments	(3,126)	(45,174)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,126)	(45,174)
Share Transactions:
Proceeds from sale of shares	2,535,831,398	4,467,577,253
Net asset value of shares issued to shareholders in payment of distributions declared	3,126	44,194
Cost of shares redeemed	(2,525,884,081)	(4,290,107,689)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,950,443	177,513,758
Change in net assets	9,947,301	177,471,620
Net Assets:
Beginning of period	10,912,830,962	10,735,359,342
End of period	$10,922,778,263	$10,912,830,962

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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15

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses, and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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16

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	2,535,831,398	4,467,577,253
Shares issued to shareholders in payment of distributions declared	3,126	44,194
Shares redeemed	(2,525,884,081)	(4,290,107,689)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	9,950,443	177,513,758

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $11,469,744 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $112,094 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to Semi-Annual Shareholder Report

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waive any portion of its fee. For the six months ended January 31, 2012, FSC waived $28,368,410 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, unaffiliated third party financial intermediaries waived the entire $14,247,348 of Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $232,235,000 and $56,250,000, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating this arrangement prior to the Termination Date, these arrangements may only be terminated or the fee limit increased prior to the Termination Date with the agreement of the Trustees.

5. Concentration of Risk

A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

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7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

8. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.86
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.28	$1.88

1	Expenses are equal to the Fund's annualized net expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.

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Evaluation and Approval of Advisory Contract – May 2011

federated capital reserves fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 608919304

Q450204 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	55.0%
U.S. Government Agency Securities	44.6%
U.S Treasury Security	0.3%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.9%
8-30 Days	7.9%
31-90 Days	6.0%
91-180 Days	4.4%
181 Days or more	10.7%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Government Agencies – 44.6%
$204,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.259% - 0.399%, 2/1/2012 - 2/21/2012	203,992,986
100,000,000	[2]	Federal Home Loan Bank System Discount Note, 0.010%, 2/1/2012	100,000,000
332,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.216% - 0.473%, 2/1/2012 - 3/20/2012	331,960,353
14,700,000		Federal Home Loan Bank System Note, 0.350%, 10/3/2012	14,700,000
1,595,775,000		Federal Home Loan Bank System Notes, 0.110% - 1.375%, 2/22/2012 - 2/20/2013	1,595,923,795
153,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.100%, 2/23/2012 — 10/2/2012	152,951,907
589,770,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.235% - 0.265%, 2/1/2012 — 2/17/2012	589,576,927
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.245%, 2/1/2012 - 2/6/2012	246,871,671
122,000,000		Federal Home Loan Mortgage Corp. Notes, 1.720% - 4.750%, 3/5/2012 - 3/14/2012	122,384,769
264,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/2/2012 — 10/15/2012	263,865,650
385,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.255% - 0.376%, 2/1/2012 — 2/17/2012	384,823,777
211,150,000		Federal National Mortgage Association Notes, 0.500% - 6.125%, 3/15/2012 - 10/30/2012	211,966,971
875,448,000	[2,3,4]	Straight A Funding, LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.180% - 0.190%, 2/1/2012 - 4/2/2012	875,407,872
		TOTAL GOVERNMENT AGENCIES	5,094,426,678
		U.S. Treasury – 0.3%
34,000,000		United States Treasury Note, 4.625%, 2/29/2012	34,114,972
		Repurchase Agreements – 55.0%
700,000,000		Repurchase agreement 0.180%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $700,003,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2026 and the market value of those underlying securities was $714,003,620.	700,000,000
680,000,000		Interest in $750,000,000, joint repurchase agreement 0.200%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $750,004,167 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2014 and the market value of those underlying securities was $765,004,352.	680,000,000
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Principal Amount			Value
$153,453,000		Interest in $239,000,000, joint repurchase agreement 0.240%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $239,001,593 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2041 and the market value of those underlying securities was $246,171,641.	153,453,000
500,000,000		Repurchase agreement 0.180%, dated 1/31/2012 under which CS First Boston Corp. will repurchase the securities provided as collateral for $500,002,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2036 and the market value of those underlying securities was $510,004,151.	500,000,000
750,000,000	[5]	Repurchase agreement 0.080%, dated 1/25/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $750,011,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2041 and the market value of those underlying securities was $765,011,982.	750,000,000
2,000,000,000		Repurchase agreement 0.240%, dated 1/31/2012 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $2,000,013,333 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $2,047,165,238.	2,000,000,000
1,000,000,000	[5]	Repurchase agreement 0.140%, dated 1/26/2012 under which Goldman Sachs and Co. will repurchase the security provided as collateral for $1,000,027,222 on 2/2/2012. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity to 12/16/2039 and the market value of that underlying security was $1,030,024,034.	1,000,000,000
500,000,000		Repurchase agreement 0.180%, dated 1/31/2012 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase the securities provided as collateral for $500,002,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/31/2016 and the market value of those underlying securities was $510,002,616.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	6,283,453,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[6]	11,411,994,650
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[7]	5,137,613
		TOTAL NET ASSETS — 100%	$11,417,132,263

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1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $875,407,872, which represented 7.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $875,407,872, which represented 7.7% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.004	0.028	0.043
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.004	0.028	0.043
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	—	(0.004)	(0.028)	(0.043)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.028)	(0.043)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.43%	2.84%	4.41%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.21%	0.27%[5]	0.85%[5]	1.00%	1.00%
Net investment income	0.00%[4]	0.00%	0.00%[3]	0.41%	2.69%	4.33%
Expense waiver/reimbursement[6]	1.14%[4]	1.09%	1.03%	0.48%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,417,132	$10,917,384	$10,934,937	$12,545,150	$12,325,955	$9,295,241
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.27% and 0.85% for the years ended July 31, 2010 and 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investments in securities	$5,128,541,650
Investments in repurchase agreements	6,283,453,000
Total investments in securities, at amortized cost and fair value		$11,411,994,650
Income receivable		6,125,636
TOTAL ASSETS		11,418,120,286
Liabilities:
Payable for transfer and dividend disbursing agent fees and expenses	834,839
Payable for custodian fees	135,346
Payable for Directors'/Trustees' fees	7,026
Accrued expenses	10,812
TOTAL LIABILITIES		988,023
Net assets for 11,417,133,425 shares outstanding		$11,417,132,263
Net Assets Consist of:
Paid-in capital		$11,417,132,263
TOTAL NET ASSETS		$11,417,132,263
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$11,417,132,263 ÷ 11,417,133,425 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$9,253,804
Expenses:
Investment adviser fee (Note 4)		$18,035,811
Administrative fee (Note 4)		4,693,306
Custodian fees		161,444
Transfer and dividend disbursing agent fees and expenses		6,022,637
Directors'/Trustees' fees		39,753
Auditing fees		11,044
Legal fees		2,525
Portfolio accounting fees		87,978
Distribution services fee (Note 4)		33,065,653
Shareholder services fee (Note 4)		15,029,842
Share registration costs		199,179
Printing and postage		474,661
Insurance premiums		13,434
Miscellaneous		12,824
TOTAL EXPENSES		77,850,091
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(18,035,811)
Waiver of administrative fee	(118,222)
Waiver of distribution services fee	(33,065,653)
Waiver of shareholder services fee	(15,029,842)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(1,662,847)
Reimbursement of other operating expenses	(683,912)
TOTAL WAIVERS AND REIMBURSEMENTS		(68,596,287)
Net expenses			9,253,804
Net investment income			$ —

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$ —	$48,804
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	48,804
Distributions to Shareholders:
Distributions from net investment income	—	(30)
Distributions from net realized gain on investments	(29,993)	(115,261)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,993)	(115,291)
Share Transactions:
Proceeds from sale of shares	3,365,968,407	4,604,616,590
Net asset value of shares issued to shareholders in payment of distributions declared	29,314	113,108
Cost of shares redeemed	(2,866,219,429)	(4,622,216,424)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	499,778,292	(17,486,726)
Change in net assets	499,748,299	(17,553,213)
Net Assets:
Beginning of period	10,917,383,964	10,934,937,177
End of period	$11,417,132,263	$10,917,383,964

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	3,365,968,407	4,604,616,590
Shares issued to shareholders in payment of distributions declared	29,314	113,108
Shares redeemed	(2,866,219,429)	(4,622,216,424)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	499,778,292	(17,486,726)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived its entire fee of $18,035,811 and voluntarily reimbursed $683,912 of other operating expenses. In addition, an affiliate of the Adviser voluntarily reimbursed $1,662,847 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $118,222 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Semi-Annual Shareholder Report

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FSC waived its entire fee of $33,065,653. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, unaffiliated third-party financial intermediaries waived the entire $15,029,842 of Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund Expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating this arrangement prior to the Termination Date, these arrangements may only be terminated or the fee limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.38	$0.76
1	Expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated GOVERNMENT RESERVES fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

18

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
20

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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21

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 608919205

34454 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	52.4%
Bank Instruments	30.3%
Variable Rate Instruments	3.6%
Repurchase Agreements	13.6%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	26.3%[4]
8-30 Days	36.7%
31-90 Days	28.8%
91-180 Days	4.7%
181 Days or more	3.4%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 18.6% of the Fund's portfolio.
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1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 4.5%
		Finance - Automotive – 0.4%
$393,669	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	393,669
		Finance - Equipment – 0.4%
386,050		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	386,050
		Finance - Retail – 3.7%
1,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.412%, 2/21/2012	1,000,000
1,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.481%, 2/21/2012	1,000,000
2,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.447%, 2/15/2012	2,000,000
		TOTAL	4,000,000
		TOTAL ASSET-BACKED SECURITIES	4,779,719
		Bank Note – 3.7%
		Finance - Banking – 3.7%
4,000,000		Bank of America N.A., 0.560%, 3/19/2012	4,000,000
		Certificates of Deposit – 26.6%
		Finance - Banking – 26.6%
2,500,000	[3]	Bank of Montreal, 0.435%, 2/14/2012	2,500,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.470% - 0.500%, 3/7/2012 - 4/3/2012	5,000,000
2,000,000		Barclays Bank PLC, 0.500%, 3/2/2012	2,000,000
5,000,000		Deutsche Bank AG, 0.500%, 4/23/2012	5,000,000
2,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/13/2012	2,000,000
3,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	3,000,000
1,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	1,000,000
2,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	2,000,000
3,000,000		Svenska Handelsbanken, Stockholm, 0.400%, 2/13/2012	3,000,000
2,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	2,000,000
1,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	28,500,000
		Collateralized Loan Agreements – 14.0%
		Finance - Banking – 14.0%
2,000,000		Barclays Capital, Inc., 0.507%, 2/3/2012	2,000,000
4,000,000		Citigroup Global Markets, Inc., 0.608%, 2/1/2012	4,000,000
300,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	300,000
1,700,000		RBC Capital Markets, LLC, 0.172% - 0.639%, 2/1/2012 - 4/24/2012	1,700,000
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2

Principal Amount			Value
$3,000,000	[3]	RBS Securities, Inc., 0.500%, 2/1/2012	3,000,000
4,000,000		Wells Fargo Securities, LLC, 0.487%, 4/5/2012	4,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	15,000,000
		Commercial Paper – 26.1%[4]
		Aerospace/Auto – 0.9%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.582%, 5/7/2012	998,453
		Finance - Banking – 17.7%
3,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	2,993,250
5,500,000	[1,2]	Grampian Funding LLC, 0.280%, 2/9/2012	5,499,658
5,500,000		ING (U.S.) Funding LLC, 0.561% - 0.586%, 3/20/2012 - 4/10/2012	5,495,331
3,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.250%, 2/17/2012	2,999,667
2,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	1,999,650
		TOTAL	18,987,556
		Finance - Retail – 7.5%
1,000,000	[1,2]	Alpine Securitization Corp., 0.420%, 2/6/2012	999,942
5,500,000	[1,2]	Salisbury Receivables Company LLC, 0.380%, 2/9/2012	5,499,536
1,500,000	[1,2]	Sheffield Receivables Corp., 0.420%, 3/1/2012	1,499,492
		TOTAL	7,998,970
		TOTAL COMMERCIAL PAPER	27,984,979
		Corporate Bonds – 7.8%
		Finance - Banking – 2.8%
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2012	3,000,000
		Finance - Commercial – 5.0%
400,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	398,615
1,000,000		General Electric Capital Corp., 0.597%, 3/3/2012	1,003,177
659,000		General Electric Capital Corp., 2.800%, 1/8/2013	669,884
700,000		General Electric Capital Corp., 4.250%, 6/15/2012	709,619
820,000		General Electric Capital Corp., 5.250%, 10/19/2012	845,208
1,750,000		General Electric Capital Corp., 5.875%, 2/15/2012	1,753,652
		TOTAL	5,380,155
		TOTAL CORPORATE BONDS	8,380,155
		Notes - Variable – 3.6%[3]
		Finance — Banking – 1.7%
1,600,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	1,600,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
$265,000	Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.450%, 2/2/2012	265,000
	TOTAL	1,865,000
	Government Agency – 1.9%
2,000,000	Capital Trust Agency, FL, (FNMA LOC), 0.180%, 2/2/2012	2,000,000
	TOTAL NOTES — VARIABLE	3,865,000
	Repurchase Agreement – 13.6%
14,524,000	Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	14,524,000
	TOTAL INVESTMENTS — 99.9% (AMORTIZED COST)[5]	107,033,853
	OTHER ASSETS AND LIABILITES - NET — 0.1%[6]	92,006
	TOTAL NET ASSETS — 100%	$107,125,859
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $23,885,214, which represented 22.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $23,885,214, which represented 22.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Semi-Annual Shareholder Report

4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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5

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.015	0.038	0.049
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.015	0.038	0.049
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.02%	1.48%	3.87%	5.03%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.37%	0.43%	0.52%	0.47%	0.47%
Net investment income	0.00%[4]	0.00%	0.03%	1.45%	3.79%	4.92%
Expense waiver/reimbursement[5]	0.35%[4]	0.33%	0.22%	0.11%	0.12%	0.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$107,126	$108,861	$118,767	$187,319	$233,369	$221,362
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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6

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$14,524,000
Investments in securities	92,509,853
Total investments in securities, at amortized cost and fair value		$107,033,853
Cash		589
Income receivable		112,660
Receivable for shares sold		850
Other assets		14,082
TOTAL ASSETS		107,162,034
Liabilities:
Payable for shares redeemed	17,956
Payable for Directors'/Trustees' fees	196
Payable for custodian fees	876
Payable for portfolio accounting fees	7,232
Payable for transfer and dividend disbursing agent fees and expenses	3,135
Payable for share registration costs	6,780
TOTAL LIABILITIES		36,175
Net assets for 107,116,716 shares outstanding		$107,125,859
Net Assets Consist of:
Paid-in capital		$107,126,281
Accumulated net realized loss on investments		(422)
TOTAL NET ASSETS		$107,125,859
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$107,125,859 ÷ 107,116,716 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$199,174
Expenses:
Investment adviser fee (Note 5)		$218,725
Administrative fee (Note 5)		75,411
Custodian fees		5,438
Transfer and dividend disbursing agent fees and expenses		10,581
Directors'/Trustees' fees		436
Auditing fees		9,803
Legal fees		3,065
Portfolio accounting fees		21,193
Share registration costs		29,355
Printing and postage		11,603
Insurance premiums		2,199
Miscellaneous		361
TOTAL EXPENSES		388,170
Waivers (Note 5):
Waiver of investment adviser fee	$(176,974)
Waiver of administrative fee	(12,022)
TOTAL WAIVERS		(188,996)
Net expenses			199,174
Net investment income			—

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$ —	$25
Distributions to Shareholders:
Distributions from net investment income	—	(157)
Share Transactions:
Proceeds from sale of shares	167,411,952	403,382,634
Net asset value of shares issued to shareholders in payment of distributions declared	—	79
Cost of shares redeemed	(169,147,526)	(413,288,182)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,735,574)	(9,905,469)
Change in net assets	(1,735,574)	(9,905,601)
Net Assets:
Beginning of period	108,861,433	118,767,034
End of period	$107,125,859	$108,861,433

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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11

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	167,411,952	403,382,634
Shares issued to shareholders in payment of distributions declared	—	79
Shares redeemed	(169,147,526)	(413,288,182)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,735,574)	(9,905,469)

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $336 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2017	$34	NA	$34
2019	$302	NA	$302

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2012, the Adviser waived $176,974 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2012, the net fee paid to FAS was 0.116% of average daily net assets of the Fund. FAS waived $12,022 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2012, the Fund did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. concentration of risk

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.33	$1.83
1	Expenses are equal to the Fund's annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated master trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Notes [Page Intentionally Left Blank]

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Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N740

8070106 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.8%
Municipal Notes	16.3%
Commercial Paper	0.4%
Other Assets and Liabilities — Net[2]	3.5%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.8%
8-30 Days	0.4%
31-90 Days	5.4%
91-180 Days	4.7%
181 Days or more	5.2%
Other Assets and Liabilities — Net[2]	3.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 96.5%[1,2]
		Alabama – 0.6%
$1,990,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.800%, 2/2/2012	1,990,000
1,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2012	1,005,129
		TOTAL	2,995,129
		Arizona – 0.9%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.230%, 2/2/2012	5,000,000
		California – 3.8%
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank N.A. New York), 0.200%, 2/2/2012	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1), Weekly VRPDs (GTD by Citibank N.A. New York), 0.200%, 2/2/2012	13,000,000
		TOTAL	20,000,000
		Colorado – 3.2%
2,110,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/2/2012	2,110,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 3/15/2012	15,000,000
		TOTAL	17,110,000
		Connecticut – 0.8%
3,500,000		East Granby, CT, 1.50% BANs, 4/11/2012	3,505,853
1,000,000		New London, CT, (Lot A), 1.50% BANs, 11/29/2012	1,006,549
		TOTAL	4,512,402
		Delaware – 1.0%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	5,300,000
		District of Columbia – 1.8%
9,330,000	[3,4]	District of Columbia Water & Sewer Authority, Floater Certificates (Series 2008-3058X) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.140%, 2/2/2012	9,330,000
		Florida – 6.8%
3,915,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	3,915,000
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Principal Amount			Value
$3,500,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	3,500,000
4,890,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.120%, 2/1/2012	4,890,000
8,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	8,000,000
9,375,000	[3,4]	Highlands County, FL Health Facilities Authority, Floater Certificates (Series 2008-3187) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 2/2/2012	9,375,000
1,470,000		Martin County, FL IDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of the Treasure Coast, FL)/(SunTrust Bank LOC), 0.540%, 2/1/2012	1,470,000
5,000,000	[3,4]	Palm Beach County, FL School Board, PUTTERs (Series 2089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.100%, 2/2/2012	5,000,000
		TOTAL	36,150,000
		Illinois – 8.4%
3,420,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.380%, 2/2/2012	3,420,000
3,515,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	3,515,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.330%, 2/2/2012	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/2/2012	4,485,000
19,000,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	19,000,000
8,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	8,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 2/1/2012	3,000,000
		TOTAL	44,820,000
		Indiana – 1.0%
5,405,000		St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	5,405,000
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Principal Amount			Value
		Kentucky – 0.9%
$1,375,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/2/2012	1,375,000
3,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.560%, 2/2/2012	3,520,000
		TOTAL	4,895,000
		Maryland – 0.6%
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 2/2/2012	3,000,000
		Michigan – 2.4%
6,860,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	6,860,000
5,850,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	5,850,000
		TOTAL	12,710,000
		Mississippi – 1.5%
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.450%, 2/2/2012	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.25% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2012	7,800,000
		TOTAL	7,900,000
		Missouri – 2.3%
12,235,000	[3,4]	Missouri State Environmental Improvement & Energy Resources Authority, Floater Certificates (Series 1567) Weekly VRDNs (Missouri-American Water, Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.160%, 2/2/2012	12,235,000
		Multi State – 4.7%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (Series W-7 VRDPs Shares), 0.220%, 6/1/2041	3,500,000
3,210,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	3,210,000
2,653,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	2,653,000
5,760,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	5,760,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (Barclays Bank PLC GTD), 0.230%, 2/2/2012	10,000,000
		TOTAL	25,123,000
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Principal Amount			Value
		Nebraska – 0.5%
$2,725,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.140%, 2/2/2012	2,725,000
		Nevada – 0.5%
2,715,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 2/2/2012	2,715,000
		New Hampshire – 2.8%
15,000,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.120%, 2/1/2012	15,000,000
		New Jersey – 7.7%
1,475,000		Belmar, NJ, 2.00% BANs, 4/27/2012	1,476,707
5,648,469		Cranford Township, NJ, 1.50% BANs, 2/3/2012	5,648,668
7,699,500		East Greenwich Township, NJ, (Series 2011A), 1.75% BANs, 4/14/2012	7,710,895
2,000,000		Freehold Borough, NJ, 1.75% BANs, 12/20/2012	2,011,332
2,700,000		Haddon Township, NJ, (Series 2011A), 1.50% BANs, 11/16/2012	2,710,547
3,555,000		Lacey Township, NJ, 1.75% BANs, 7/20/2012	3,564,779
6,390,762		Lodi, NJ, 1.50% BANs, 1/11/2013	6,417,535
1,000,000		Sea Girt, NJ, 2.00% BANs, 5/17/2012	1,001,568
3,504,327		Secaucus, NJ, 1.50% BANs, 6/15/2012	3,512,905
4,442,920		Wall Township, NJ, 2.00% BANs, 6/13/2012	4,451,662
2,500,000		Wildwood Crest, NJ, 1.50% BANs, 10/17/2012	2,510,506
		TOTAL	41,017,104
		New York – 11.3%
760,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.230%, 2/2/2012	760,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.360%, 2/2/2012	1,480,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.320%, 2/1/2012	1,700,000
5,969,188		Marathon, NY Central School District, 1.25% BANs, 7/26/2012	5,981,195
4,570,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/2/2012	4,570,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.240%, 2/2/2012	1,295,000
19,000,000		New York State HFA, (Series 2004A: Archstone Westbury Housing) Weekly VRDNs (ASN Roosevelt Center LLC)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	19,000,000
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5

Principal Amount			Value
$20,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.120%, 2/1/2012	20,000,000
5,000,000		Northern Adirondack, NY Central School District, 1.50% BANs, 8/5/2012	5,016,618
		TOTAL	59,802,813
		Ohio – 2.1%
2,500,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,502,678
4,500,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	4,500,000
1,273,000		Marietta, OH, 2.00% BANs, 5/17/2012	1,275,913
2,716,000		University Heights, OH, 1.25% BANs, 5/2/2012	2,719,345
		TOTAL	10,997,936
		Oklahoma – 1.9%
9,948,366	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	9,948,366
		Pennsylvania – 1.1%
1,780,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 2/2/2012	1,780,000
4,040,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2012	4,040,000
		TOTAL	5,820,000
		Rhode Island – 1.3%
3,000,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2012	3,000,000
3,905,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.290%, 2/1/2012	3,905,000
		TOTAL	6,905,000
		Tennessee – 2.8%
3,900,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/3/2012	3,900,000
2,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.180%, 2/1/2012	2,500,000
6,910,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	6,910,000
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Principal Amount			Value
$1,715,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.410%, 2/1/2012	1,715,000
		TOTAL	15,025,000
		Texas – 2.7%
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004) Weekly VRDNs (Hickory Manor Senior Apartments)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 2/2/2012	9,400,000
5,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.130%, 2/2/2012	5,000,000
		TOTAL	14,400,000
		Vermont – 10.0%
2,000,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	2,000,000
51,200,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.140%, 2/2/2012	51,200,000
		TOTAL	53,200,000
		Virginia – 0.4%
2,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 2/22/2012	2,000,000
		Washington – 4.6%
6,125,000		Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.180%, 2/2/2012	6,125,000
11,200,000	[3,4]	Port of Seattle, WA, Floater Certificates (Series 2008-3004) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.230%, 2/2/2012	11,200,000
7,200,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.120%, 2/2/2012	7,200,000
		TOTAL	24,525,000
		Wisconsin – 6.1%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.160%, 2/2/2012	7,710,000
20,025,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.180%, 2/1/2012	20,025,000
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7

Principal Amount		Value
$4,665,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.260%, 2/2/2012	4,665,000
	TOTAL	32,400,000
	TOTAL INVESTMENTS — 96.5% (AT AMORTIZED COST)[5]	512,966,750
	OTHER ASSETS AND LIABILITIES - NET — 3.5%[6]	18,422,470
	TOTAL NET ASSETS — 100%	$531,389,220

Securities that are subject to the federal alternative minimum tax (AMT) represent 60.8% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.0%	2.0%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $135,936,366, which represented 25.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $135,936,366, which represented 25.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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9

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.011	0.021	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.011	0.021	0.028
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.00%[3]	0.02%	1.07%	2.09%	2.77%
Ratios to Average Net Assets:
Net expenses	0.44%[4]	0.52%	0.67%	1.03%[5]	1.00%[5]	1.00%
Net investment income	0.00%[4]	0.00%	0.02%	0.85%	1.99%	2.73%
Expense waiver/reimbursement[6]	0.95%[4]	0.82%	0.67%	0.35%	0.44%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$531,389	$442,970	$890,639	$1,178,029	$628,860	$446,174
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.03% and 1.00% for the years ended July 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$512,966,750
Cash		477,447
Receivable for investments sold		17,300,156
Income receivable		724,945
TOTAL ASSETS		531,469,298
Liabilities:
Payable for portfolio accounting fees	$47,623
Payable for custodian fees	11,684
Payable for auditing fees	10,043
Payable for distribution services fee (Note 4)	4,029
Payable for Directors'/Trustees' fees	1,387
Payable to adviser (Note 4)	745
Accrued expenses	4,567
TOTAL LIABILITIES		80,078
Net assets for 531,392,787 shares outstanding		$531,389,220
Net Assets Consist of:
Paid-in capital		$531,389,847
Distributions in excess of net realized gain on investments		(627)
TOTAL NET ASSETS		$531,389,220
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$531,389,220 ÷ 531,392,787 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$996,794
Expenses:
Investment adviser fee (Note 4)		$686,830
Administrative fee (Note 4)		178,725
Custodian fees		13,240
Transfer and dividend disbursing agent fees and expenses		234,815
Directors'/Trustees' fees		3,094
Auditing fees		10,067
Legal fees		3,934
Portfolio accounting fees		53,325
Distribution services fee (Note 4)		1,259,188
Shareholder services fee (Note 4)		572,358
Share registration costs		145,173
Printing and postage		16,545
Insurance premiums		2,977
Miscellaneous		1,116
TOTAL EXPENSES		3,181,387
Waivers (Note 4):
Waiver of investment adviser fee	$(604,937)
Waiver of administrative fee	(4,500)
Waiver of distribution services fee	(1,002,798)
Waiver of shareholder services fee	(572,358)
TOTAL WAIVERS		(2,184,593)
Net expenses			996,794
Net investment income			—
Net realized gain on investments			1,524
Change in net assets resulting from operations			$1,524

See Notes which are an integral part of the Financial Statements

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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$1,524	$162,824
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,524	162,824
Distributions to Shareholders:
Distributions from net investment income	—	(1,475)
Distributions from net realized gain on investments	(158,043)	(8,482)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(158,043)	(9,957)
Share Transactions:
Proceeds from sale of shares	300,484,733	841,052,472
Net asset value of shares issued to shareholders in payment of distributions declared	158,043	9,915
Cost of shares redeemed	(212,067,501)	(1,288,883,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	88,575,275	(447,821,475)
Change in net assets	88,418,756	(447,668,608)
Net Assets:
Beginning of period	442,970,464	890,639,072
End of period	$531,389,220	$442,970,464

See Notes which are an integral part of the Financial Statements

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13

Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The Fund may be subject to the federal AMT for individuals and corporations and state and local income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	300,484,733	841,052,472
Shares issued to shareholders in payment of distributions declared	158,043	9,915
Shares redeemed	(212,067,501)	(1,288,883,862)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	88,575,275	(447,821,475)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $604,937 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $4,500 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FSC waived $1,002,798 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, unaffiliated third-party financial intermediaries waived the entire $572,358 of Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $289,020,000 and $517,815,000, respectively.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and or reimburse expenses so that total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

5. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.40	$2.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.92	$2.24
1	Expenses are equal to the Fund's annualized net expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 608919106

Q450814 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	GOIXX
Service*	GOSXX
Capital**	GOCXX
Trust	GORXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	64.1%
U.S. Government Agency Securities	35.6%
U.S. Treasury Securities	0.3%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity4 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	63.7%
8-30 Days	11.5%
31-90 Days	10.5%
91-180 Days	3.4%
181 Days or more	10.9%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 35.6%
$50,000,000	[1]	Federal Farm Credit System Discount Notes, 0.100%, 2/23/2012 - 2/24/2012	49,996,875
736,610,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.259% - 0.399%, 2/1/2012 - 2/23/2012	736,676,803
49,000,000		Federal Farm Credit System, 0.950%, 2/10/2012	49,008,683
275,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.010%, 2/1/2012	275,000,000
978,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.211% - 0.473%, 2/1/2012 - 3/20/2012	978,357,082
5,330,756,667		Federal Home Loan Bank System, 0.110% - 1.125%, 2/22/2012 - 2/20/2013	5,330,802,022
42,000,000		Federal Home Loan Bank System, 0.350%, 10/3/2012	42,000,000
229,309,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.080% - 0.100%, 2/23/2012 - 10/2/2012	229,235,239
1,600,250,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.235% - 0.265%, 2/2/2012 - 2/17/2012	1,599,679,050
672,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.245%, 2/3/2012 - 2/6/2012	671,650,491
429,070,000		Federal Home Loan Mortgage Corp., 0.500% - 4.750%, 3/5/2012 - 2/8/2013	430,456,009
729,250,000	[1]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/21/2012 - 10/15/2012	728,903,864
1,084,505,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.255% - 0.376%, 2/1/2012 - 2/17/2012	1,084,107,030
496,759,000		Federal National Mortgage Association, 0.500% - 6.125%, 3/15/2012 - 10/30/2012	498,373,427
413,375,100	[2]	Housing and Urban Development Floating Rate Notes, 0.781%, 2/1/2012	413,375,100
		TOTAL GOVERNMENT AGENCIES	13,117,621,675
		U.S. Treasury – 0.3%
100,000,000		United States Treasury Notes, 4.625%, 2/29/2012	100,338,153
		Repurchase Agreements – 64.1%
722,325,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	722,325,000
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Principal Amount			Value
$900,000,000		Repurchase agreement 0.09%, dated 1/25/2012 under which Bank of Montreal will repurchase securities provided as collateral for $900,015,750 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2041 and the market value of those underlying securities was $918,282,705.	900,000,000
500,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 11/8/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,450,000 on 2/6/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2042 and the market value of those underlying securities was $1,022,662,429.	500,000,000
750,000,000	[3]	Repurchase agreement 0.10%, dated 1/9/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,062,500 on 2/8/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2022 and the market value of those underlying securities was $765,053,828.	750,000,000
250,000,000	[3]	Repurchase agreement 0.10%, dated 1/11/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,020,833 on 2/10/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/4/2026 and the market value of those underlying securities was $254,115,427.	250,000,000
250,000,000	[3]	Repurchase agreement 0.10%, dated 1/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,022,222 on 2/13/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/27/2026 and the market value of those underlying securities was $255,264,500.	250,000,000
500,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/27/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,166,667 on 3/27/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 10/31/2014 and the market value of those underlying securities was $1,017,571,694.	500,000,000
1,000,000,000	[3]	Repurchase agreement 0.15%, dated 1/27/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,375,000 on 4/26/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2042 and the market value of those underlying securities was $1,025,383,589.	1,000,000,000
1,000,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $5,113,261,385.	1,000,000,000
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Principal Amount		Value
$900,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,011,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2019 and the market value of those underlying securities was $3,051,301,810.	900,000,000
390,000,000	Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,003,056 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2042 and the market value of those underlying securities was $511,047,111.	390,000,000
1,000,000,000	Repurchase agreement 0.16%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,004,444 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,020,004,669.	1,000,000,000
563,000,000	Interest in $703,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $703,004,687 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $717,064,780.	563,000,000
250,000,000	Repurchase agreement 0.23%, dated 1/31/2012 under which Citibank N.A. will repurchase securities provided as collateral for $250,001,597 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $257,501,645.	250,000,000
500,000,000	Repurchase agreement 0.09%, dated 1/25/2012 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,008,750 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $510,208,738.	500,000,000
500,000,000	Repurchase agreement 0.11%, dated 1/25/2012 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,010,694 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2041 and the market value of those underlying securities was $510,271,182.	500,000,000
1,611,278,000	Interest in $4,000,000,000 joint repurchase agreement 0.19%, dated 1/31/2012 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $4,000,021,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,021,640.	1,611,278,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$1,392,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.11%, dated 1/27/2012 under which Credit Suisse Securities (USA), LLC will repurchase securities provided as collateral for $2,000,042,778 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2049 and the market value of those underlying securities was $2,050,169,359.	1,392,000,000
500,000,000		Repurchase agreement 0.16%, dated 1/31/2012 under which Credit Suisse Securities (USA), LLC will repurchase securities provided as collateral for $500,002,222 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2015 and the market value of those underlying securities was $510,001,569.	500,000,000
1,000,000,000		Repurchase agreement 0.14%, dated 1/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,027,222 on 2/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $1,030,024,034.	1,000,000,000
1,393,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 1/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,054,444 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of these underlying securities was $2,060,040,056.	1,393,000,000
500,000,000		Repurchase agreement 0.15%, dated 1/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,014,583 on 2/3/2012. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 12/16/2039 and the market value of this underlying security was $515,010,729.	500,000,000
250,000,000		Repurchase agreement 0.24%, dated 1/31/2012 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,001,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/16/2041 and the market value of those underlying securities was $257,501,614.	250,000,000
1,500,000,000		Repurchase agreement 0.13%, dated 1/31/2012 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $1,500,005,417 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,530,004,359.	1,500,000,000
687,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/26/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,400,000 on 4/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,021,792,103.	687,000,000
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5

Principal Amount			Value
$600,000,000		Repurchase agreement 0.24%, dated 1/31/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $600,004,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $612,000,712.	600,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which J.P. Morgan Securities Inc. will repurchase securities provided as collateral for $1,000,006,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2049 and the market value of those underlying securities was $1,030,001,155.	500,000,000
500,000,000		Repurchase agreement 0.16%, dated 1/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $500,002,222 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2018 and the market value of those underlying securities was $510,002,337.	500,000,000
1,000,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $1,250,008,333 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2041 and the market value of those underlying securities was $1,280,383,826.	1,000,000,000
250,000,000	[3]	Repurchase agreement 0.12%, dated 1/13/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,025,833 on 2/13/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2041 and the market value of those underlying securities was $258,389,751.	250,000,000
325,000,000		Interest in $750,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,005,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $765,003,000.	325,000,000
650,000,000		Interest in $750,000,000 joint repurchase agreement 0.23%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $750,004,792 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2041 and the market value of those underlying securities was $765,254,971.	650,000,000
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6

Principal Amount		Value
$1,000,000,000	Interest in $1,300,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Well Fargo Securities LLC will repurchase securities provided as collateral for $1,300,008,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/1/2042 and the market value of those underlying securities was $1,328,957,093.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	23,633,603,000
	TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[4]	36,851,562,828
	OTHER ASSETS AND LIABILITIES - NET — 0.0%[5]	12,076,532
	TOTAL NET ASSETS — 100%	$36,863,639,360
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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7

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.009	0.036	0.051
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.009	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.009)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	0.07%	0.95%	3.64%	5.25%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.18%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.01%[3]	0.03%	0.06%	0.74%	3.33%	5.14%
Expense waiver/reimbursement[4]	0.14%[3]	0.10%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,206,679	$22,402,775	$24,719,818	$45,592,513	$20,425,207	$8,943,042
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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8

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.007	0.033	0.049
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.007	0.033	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.007)	(0.033)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.71%	3.38%	4.99%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.20%	0.26%	0.47%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.66%	3.07%	4.89%
Expense waiver/reimbursement[4]	0.39%[3]	0.33%	0.28%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,780,893	$5,628,043	$5,870,000	$7,913,479	$8,770,060	$4,267,271
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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9

Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.008	0.035	0.050
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.008	0.035	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.035)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.85%	3.54%	5.14%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.20%	0.26%	0.33%	0.30%	0.31%
Net investment income	0.01%[3]	0.01%	0.01%	0.73%	3.45%	5.04%
Expense waiver/reimbursement[4]	0.24%[3]	0.18%	0.13%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,235,426	$1,259,845	$1,655,591	$2,196,774	$1,128,743	$637,491
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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10

Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.005	0.031	0.047
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.031	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)	(0.047)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.031)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.54%	3.12%	4.74%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.19%	0.26%	0.64%	0.70%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.50%	2.76%	4.64%
Expense waiver/reimbursement[4]	0.64%[3]	0.59%	0.53%	0.17%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$640,641	$846,039	$621,400	$448,872	$459,837	$239,414
1	Represents less than $0.001.
2	Based on net asset value. Total returns of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$23,633,603,000
Investments in securities	13,217,959,828
Total investments in securities, at amortized cost and fair value		$36,851,562,828
Income receivable		15,829,208
Receivable for shares sold		569,103
TOTAL ASSETS		36,867,961,139
Liabilities:
Payable for shares redeemed	2,395,228
Bank overdraft	1,286,905
Capital gain distribution payable	74,320
Income distribution payable	117,846
Payable for investment adviser fee (Note 4)	114,266
Payable for custodian fees	197,797
Payable for Directors'/Trustees' fees	32,971
Payable for shareholder services fee (Note 4)	69,236
Accrued expenses	33,210
TOTAL LIABILITIES		4,321,779
Net assets for 36,863,640,398 shares outstanding		$36,863,639,360
Net Assets Consist of:
Paid-in capital		$36,863,651,593
Distributions in excess of net investment income		(12,233)
TOTAL NET ASSETS		$36,863,639,360
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$28,206,679,477 ÷ 28,207,015,837 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$6,780,893,383 ÷ 6,780,670,246 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,235,425,596 ÷ 1,235,553,213 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$640,640,904 ÷ 640,401,102 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$26,898,368
Expenses:
Investment adviser fee (Note 4)		$35,844,132
Administrative fee (Note 4)		13,990,782
Custodian fees		566,757
Transfer and dividend disbursing agent fees and expenses		108,106
Directors'/Trustees' fees		122,045
Auditing fees		10,724
Legal fees		2,563
Portfolio accounting fees		100,827
Distribution services fee (Note 4)		993,664
Shareholder services fee (Note 4)		5,410,358
Account administration fee (Note 2)		4,408,780
Share registration costs		70,252
Printing and postage		32,720
Insurance premiums		35,967
Miscellaneous		84,026
TOTAL EXPENSES		61,781,703
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(25,534,828)
Waiver of administrative fee (Note 4)	(352,090)
Waiver of distribution services fee (Note 4)	(993,664)
Waiver of shareholder services fee (Note 4)	(5,410,358)
Waiver of account administration fee (Note 2)	(3,975,091)
Reimbursement of account administration fee (Note 2)	(433,689)
TOTAL WAIVERS AND REIMBURSEMENT		(36,699,720)
Net expenses			25,081,983
Net investment income			1,816,385
Change in net assets resulting from operations			$1,816,385

See Notes which are an integral part of the Financial Statements

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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,816,385	$7,140,215
Net realized gain on investments	—	117,010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,816,385	7,257,225
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,359,414)	(6,315,517)
Service Shares	(331,427)	(615,899)
Capital Shares	(59,591)	(148,075)
Trust Shares	(39,658)	(82,543)
Distributions from net realized gain on investments
Institutional Shares	(71,552)	(371,801)
Service Shares	(16,716)	(89,559)
Capital Shares	(3,120)	(24,479)
Trust Shares	(2,131)	(11,598)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,883,609)	(7,659,471)
Share Transactions:
Proceeds from sale of shares	97,561,318,469	211,617,635,515
Net asset value of shares issued to shareholders in payment of distributions declared	722,305	2,865,499
Cost of shares redeemed	(90,835,036,370)	(214,350,205,265)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,727,004,404	(2,729,704,251)
Change in net assets	6,726,937,180	(2,730,106,497)
Net Assets:
Beginning of period	30,136,702,180	32,866,808,677
End of period (including distributions in excess of net investment income of $(12,233) and $(38,528), respectively)	$36,863,639,360	$30,136,702,180

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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15

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012 account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived	Account Administration Fees Reimbursed
Service Shares	$3,585,390	$(3,151,701)	$(433,689)
Capital Shares	32,036	(32,036)	—
Trust Shares	791,354	(791,354)	—
TOTAL	$4,408,780	$(3,975,091)	$(433,689)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	82,464,199,284	$82,464,199,284	181,517,716,265	$181,517,716,265
Shares issued to shareholders in payment of distributions declared	562,683	562,683	2,504,226	2,504,226
Shares redeemed	(76,660,805,151)	(76,660,805,151)	(183,836,974,116)	(183,836,974,116)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,803,956,816	$5,803,956,816	(2,316,753,625)	$(2,316,753,625)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	12,646,125,186	$12,646,125,186	24,052,904,072	$24,052,904,072
Shares issued to shareholders in payment of distributions declared	112,635	112,635	237,575	237,575
Shares redeemed	(11,493,376,148)	(11,493,376,148)	(24,295,016,789)	(24,295,016,789)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,152,861,673	$1,152,861,673	(241,875,142)	$(241,875,142)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,275,578,159	$1,275,578,159	3,882,575,481	$3,882,575,481
Shares issued to shareholders in payment of distributions declared	39,175	39,175	105,450	105,450
Shares redeemed	(1,300,034,386)	(1,300,034,386)	(4,278,405,712)	(4,278,405,712)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,417,052)	$(24,417,052)	(395,724,781)	$(395,724,781)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,175,415,840	$1,175,415,840	2,164,439,697	$2,164,439,697
Shares issued to shareholders in payment of distributions declared	7,812	7,812	18,248	18,248
Shares redeemed	(1,380,820,685)	(1,380,820,685)	(1,939,808,648)	(1,939,808,648)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(205,397,033)	$(205,397,033)	224,649,297	$224,649,297
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,727,004,404	$6,727,004,404	(2,729,704,251)	$(2,729,704,251)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $25,534,828 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $352,090 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares Semi-Annual Shareholder Report

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may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$993,664	$(993,664)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$4,648,661	$(4,648,661)
Capital Shares	559,387	(559,387)
Trust Shares	202,310	(202,310)
TOTAL	$5,410,358	$(5,410,358)

For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur a shareholders services fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.70[2]
Service Shares	$1,000	$1,000.10	$0.70[3]
Capital Shares	$1,000	$1,000.10	$0.70[4]
Trust Shares	$1,000	$1,000.10	$0.70[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.43	$0.71[2]
Service Shares	$1,000	$1,024.43	$0.71[3]
Capital Shares	$1,000	$1,024.43	$0.71[4]
Trust Shares	$1,000	$1,024.43	$0.71[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.14%
Service Shares	0.14%
Capital Shares	0.14%
Trust Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153

Q450196 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	GOTXX
Service*	GTSXX

*formerly, Institutional Service Shares

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	71.4%
U.S. Treasury Securities	27.1%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	8.8%
8-30 Days	44.5%
31-90 Days	27.7%
91-180 Days	9.3%
181 Days or more	8.2%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 71.4%
$515,000,000	[1]	Federal Farm Credit System Discount Notes, 0.006% - 0.130%, 2/1/2012 - 7/25/2012	514,923,421
1,442,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.169% - 0.325%, 2/1/2012 - 2/28/2012	1,442,764,310
8,296,000		Federal Farm Credit System Note, 4.500%, 10/17/2012	8,552,463
1,911,164,000	[1]	Federal Home Loan Bank System Discount Notes, 0.010% - 0.070%, 2/1/2012 - 4/20/2012	1,911,080,692
205,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% - 0.331%, 2/1/2012 - 2/9/2012	204,999,268
798,345,000		Federal Home Loan Bank System Notes, 0.070% - 1.875%, 2/13/2012 - 10/30/2012	798,563,947
		TOTAL GOVERNMENT AGENCIES	4,880,884,101
		U.S. TREASURY – 27.1%
35,000,000	[1]	United States Treasury Bill, 0.030%, 2/16/2012	34,999,562
140,000,000	[1]	United States Treasury Bill, 0.030%, 2/9/2012	139,999,067
300,000,000	[1]	United States Treasury Bills, 0.020% - 0.040%, 2/23/2012	299,994,500
70,000,000		United States Treasury Note, 0.375%, 9/30/2012	70,126,766
100,000,000		United States Treasury Note, 0.625%, 7/31/2012	100,263,224
231,000,000		United States Treasury Note, 0.875%, 2/29/2012	231,148,683
115,000,000		United States Treasury Note, 1.000%, 4/30/2012	115,269,754
259,000,000		United States Treasury Notes, 0.625% - 4.875%, 6/30/2012	262,371,772
307,000,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	307,516,670
290,700,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	290,860,896
		TOTAL U.S. TREASURY	1,852,550,894
		TOTAL INVESTMENTS — 98.5% (AT AMORTIZED COST)[3]	6,733,434,995
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[4]	100,773,964
		TOTAL NET ASSETS — 100%	$6,834,208,959
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.011	0.036	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.011	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.05%	1.09%	3.70%	5.18%
Ratios to Average Net Assets:
Net expenses	0.09%[3,4]	0.17%[3]	0.20%	0.23%	0.20%[3]	0.20%
Net investment income	0.01%[4]	0.01%	0.06%	0.96%	3.38%	5.06%
Expense waiver/reimbursement[5]	0.20%[4]	0.12%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,373,766	$4,621,767	$5,440,448	$13,569,616	$7,643,447	$2,062,328
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.17% and 0.20%, for the six months ended January 31, 2012 and for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.008	0.034	0.048
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.008	0.034	0.048
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.008)	(0.034)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.84%	3.44%	4.92%
Ratios to Average Net Assets:
Net expenses	0.09%[3,4]	0.17%[3]	0.25%	0.48%	0.45%[3]	0.45%
Net investment income	0.01%[4]	0.01%	0.01%	0.71%	3.13%	4.81%
Expense waiver/reimbursement[5]	0.44%[4]	0.36%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,460,443	$2,227,361	$1,859,596	$2,941,394	$3,020,861	$2,148,776
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.17% and 0.45%, for the six months ended January 31, 2012 and for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$6,733,434,995
Cash		145,199,785
Income receivable		5,804,491
Receivable for shares sold		673
TOTAL ASSETS		6,884,439,944
Liabilities:
Payable for investments purchased	$49,993,875
Income distribution payable	29,700
Payable for shares redeemed	169
Payable to adviser (Note 4)	10,107
Payable for Directors'/Trustees' fees	7,662
Payable for shareholder services fee (Note 4)	1,333
Accrued expenses	188,139
TOTAL LIABILITIES		50,230,985
Net assets for 6,834,189,359 shares outstanding		$6,834,208,959
Net Assets Consist of:
Paid-in capital		$6,834,198,737
Accumulated net realized gain on investments		10,258
Distributions in excess of net investment income		(36)
TOTAL NET ASSETS		$6,834,208,959
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,373,766,370 ÷ 4,373,925,706 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,460,442,589 ÷ 2,460,263,653 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$3,599,331
Expenses:
Investment adviser fee (Note 4)		$7,045,059
Administrative fee (Note 4)		2,749,863
Custodian fees		114,612
Transfer and dividend disbursing agent fees and expenses		43,741
Directors'/Trustees' fees		26,238
Auditing fees		10,306
Legal fees		2,644
Portfolio accounting fees		87,978
Shareholder services fee (Note 4)		1,182,319
Account administration fee (Note 2)		1,443,991
Share registration costs		39,620
Printing and postage		14,241
Insurance premiums		9,297
Miscellaneous		18,192
TOTAL EXPENSES		12,788,101
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,816,901)
Waiver of administrative fee (Note 4)	(69,218)
Waiver of shareholder services fee (Note 4)	(1,182,319)
Waiver of account administration fee (Note 2)	(1,443,991)
Reimbursement of other operating expenses (Note 4)	(28,098)
Reduction of custodian fees (Note 5)	(612)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(9,541,139)
Net expenses			3,246,962
Net investment income			352,369
Net realized gain on investments			25,289
Change in net assets resulting from operations			$377,658

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$352,369	$772,545
Net realized gain on investments	25,289	61,899
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	377,658	834,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(244,529)	(533,883)
Service Shares	(107,876)	(180,348)
Distributions from net realized gain on investments
Institutional Shares	(42,533)	(58,075)
Service Shares	(17,866)	(20,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(412,804)	(793,018)
Share Transactions:
Proceeds from sale of shares	14,134,569,055	26,943,994,346
Net asset value of shares issued to shareholders in payment of distributions declared	207,568	397,006
Cost of shares redeemed	(14,149,661,164)	(27,395,348,381)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,884,541)	(450,957,029)
Change in net assets	(14,919,687)	(450,915,603)
Net Assets:
Beginning of period	6,849,128,646	7,300,044,249
End of period (including undistributed (distributions in excess of) net investment income of $(36) and $0, respectively)	$6,834,208,959	$6,849,128,646

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes.

For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,443,991	$(1,443,991)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,433,470,172	$9,433,470,170	20,047,639,518	$20,047,639,521
Shares issued to shareholders in payment of distributions declared	125,622	125,622	358,474	358,474
Shares redeemed	(9,681,571,921)	(9,681,571,921)	(20,866,701,928)	(20,866,701,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(247,976,127)	$(247,976,129)	(818,703,936)	$(818,703,933)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,701,098,885	$4,701,098,885	6,896,354,825	$6,896,354,825
Shares issued to shareholders in payment of distributions declared	81,946	81,946	38,532	38,532
Shares redeemed	(4,468,089,243)	(4,468,089,243)	(6,528,646,453)	(6,528,646,453)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	233,091,588	$233,091,588	367,746,904	$367,746,904
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,884,539)	$(14,884,541)	(450,957,032)	$(450,957,029)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $6,816,901 of its fee and voluntarily reimbursed $28,098 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $69,218 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,182,319	$(1,182,319)

For the six months ended January 31, 2012, the Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $500,011,181 and $387,999,750, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2012, the Fund's expenses were reduced by $612 under these arrangements.

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6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

8. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.45[2]
Service Shares	$1,000	$1,000.10	$0.45[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.68	$0.46[2]
Service Shares	$1,000	$1,024.68	$0.46[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.09%
Service Shares	0.09%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 4, under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4, under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations tax-managed fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

17

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

19

reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N856
CUSIP 60934N849

38172 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	71.4%
U.S. Treasury Securities	27.1%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	8.8%
8-30 Days	44.5%
31-90 Days	27.7%
91-180 Days	9.3%
181 Days or more	8.2%
Other Assets and Liabilities — Net[2]	1.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 71.4%
$515,000,000	[1]	Federal Farm Credit System Discount Notes, 0.006% - 0.130%, 2/1/2012 - 7/25/2012	514,923,421
1,442,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.169% - 0.325%, 2/1/2012 - 2/28/2012	1,442,764,310
8,296,000		Federal Farm Credit System Note, 4.500%, 10/17/2012	8,552,463
1,911,164,000	[1]	Federal Home Loan Bank System Discount Notes, 0.010% - 0.070%, 2/1/2012 - 4/20/2012	1,911,080,692
205,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.215% - 0.331%, 2/1/2012 - 2/9/2012	204,999,268
798,345,000		Federal Home Loan Bank System Notes, 0.070% - 1.875%, 2/13/2012 - 10/30/2012	798,563,947
		TOTAL GOVERNMENT AGENCIES	4,880,884,101
		U.S. TREASURY – 27.1%
35,000,000	[1]	United States Treasury Bill, 0.030%, 2/16/2012	34,999,562
140,000,000	[1]	United States Treasury Bill, 0.030%, 2/9/2012	139,999,067
300,000,000	[1]	United States Treasury Bills, 0.020% - 0.040%, 2/23/2012	299,994,500
70,000,000		United States Treasury Note, 0.375%, 9/30/2012	70,126,766
100,000,000		United States Treasury Note, 0.625%, 7/31/2012	100,263,224
231,000,000		United States Treasury Note, 0.875%, 2/29/2012	231,148,683
115,000,000		United States Treasury Note, 1.000%, 4/30/2012	115,269,754
259,000,000		United States Treasury Notes, 0.625% - 4.875%, 6/30/2012	262,371,772
307,000,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	307,516,670
290,700,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	290,860,896
		TOTAL U.S. TREASURY	1,852,550,894
		TOTAL INVESTMENTS — 98.5% (AT AMORTIZED COST)[3]	6,733,434,995
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[4]	100,773,964
		TOTAL NET ASSETS — 100%	$6,834,208,959
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.011	0.036	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.011	0.036	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.036)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.05%	1.09%	3.70%	5.18%
Ratios to Average Net Assets:
Net expenses	0.09%[3,4]	0.17%[3]	0.20%	0.23%	0.20%[3]	0.20%
Net investment income	0.01%[4]	0.01%	0.06%	0.96%	3.38%	5.06%
Expense waiver/reimbursement[5]	0.20%[4]	0.12%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,373,766	$4,621,767	$5,440,448	$13,569,616	$7,643,447	$2,062,328
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.17% and 0.20%, for the six months ended January 31, 2012 and for the years ended July 31, 2011 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$6,733,434,995
Cash		145,199,785
Income receivable		5,804,491
Receivable for shares sold		673
TOTAL ASSETS		6,884,439,944
Liabilities:
Payable for investments purchased	$49,993,875
Income distribution payable	29,700
Payable for shares redeemed	169
Payable to adviser (Note 4)	10,107
Payable for Directors'/Trustees' fees	7,662
Payable for shareholder services fee (Note 4)	1,333
Accrued expenses	188,139
TOTAL LIABILITIES		50,230,985
Net assets for 6,834,189,359 shares outstanding		$6,834,208,959
Net Assets Consist of:
Paid-in capital		$6,834,198,737
Accumulated net realized gain on investments		10,258
Distributions in excess of net investment income		(36)
TOTAL NET ASSETS		$6,834,208,959
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,373,766,370 ÷ 4,373,925,706 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,460,442,589 ÷ 2,460,263,653 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$3,599,331
Expenses:
Investment adviser fee (Note 4)		$7,045,059
Administrative fee (Note 4)		2,749,863
Custodian fees		114,612
Transfer and dividend disbursing agent fees and expenses		43,741
Directors'/Trustees' fees		26,238
Auditing fees		10,306
Legal fees		2,644
Portfolio accounting fees		87,978
Shareholder services fee (Note 4)		1,182,319
Account administration fee (Note 2)		1,443,991
Share registration costs		39,620
Printing and postage		14,241
Insurance premiums		9,297
Miscellaneous		18,192
TOTAL EXPENSES		12,788,101
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,816,901)
Waiver of administrative fee (Note 4)	(69,218)
Waiver of shareholder services fee (Note 4)	(1,182,319)
Waiver of account administration fee (Note 2)	(1,443,991)
Reimbursement of other operating expenses (Note 4)	(28,098)
Reduction of custodian fees (Note 5)	(612)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(9,541,139)
Net expenses			3,246,962
Net investment income			352,369
Net realized gain on investments			25,289
Change in net assets resulting from operations			$377,658

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$352,369	$772,545
Net realized gain on investments	25,289	61,899
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	377,658	834,444
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(244,529)	(533,883)
Service Shares	(107,876)	(180,348)
Distributions from net realized gain on investments
Institutional Shares	(42,533)	(58,075)
Service Shares	(17,866)	(20,712)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(412,804)	(793,018)
Share Transactions:
Proceeds from sale of shares	14,134,569,055	26,943,994,346
Net asset value of shares issued to shareholders in payment of distributions declared	207,568	397,006
Cost of shares redeemed	(14,149,661,164)	(27,395,348,381)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,884,541)	(450,957,029)
Change in net assets	(14,919,687)	(450,915,603)
Net Assets:
Beginning of period	6,849,128,646	7,300,044,249
End of period (including undistributed (distributions in excess of) net investment income of $(36) and $0, respectively)	$6,834,208,959	$6,849,128,646

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Notes to Financial Statements

January 31, 2012 (unaudited)

1. Organization

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes.

For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,443,991	$(1,443,991)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

8

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Shares of Beneficial Interest

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,433,470,172	$9,433,470,170	20,047,639,518	$20,047,639,521
Shares issued to shareholders in payment of distributions declared	125,622	125,622	358,474	358,474
Shares redeemed	(9,681,571,921)	(9,681,571,921)	(20,866,701,928)	(20,866,701,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(247,976,127)	$(247,976,129)	(818,703,936)	$(818,703,933)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,701,098,885	$4,701,098,885	6,896,354,825	$6,896,354,825
Shares issued to shareholders in payment of distributions declared	81,946	81,946	38,532	38,532
Shares redeemed	(4,468,089,243)	(4,468,089,243)	(6,528,646,453)	(6,528,646,453)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	233,091,588	$233,091,588	367,746,904	$367,746,904
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,884,539)	$(14,884,541)	(450,957,032)	$(450,957,029)

4. Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $6,816,901 of its fee and voluntarily reimbursed $28,098 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund. FAS waived $69,218 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,182,319	$(1,182,319)

For the six months ended January 31, 2012, the Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $500,011,181 and $387,999,750, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. Expense Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2012, the Fund's expenses were reduced by $612 under these arrangements.

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6. Line of Credit

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

7. Interfund Lending

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with all other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

8. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.45[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.68	$0.46[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.09% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 4, under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated government obligations tax-managed fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N856

34481 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust

Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2011 through January 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	56.1%
U.S. Government Agency Securities	44.0%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.2%
8-30 Days	7.1%
31-90 Days	6.0%
91-180 Days	5.2%
181 Days or more	9.6%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 44.0%
$3,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.259% - 0.399%, 2/1/2012 - 2/21/2012	3,749,851
6,050,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.216% - 0.473%, 2/1/2012 - 3/20/2012	6,049,331
21,200,000		Federal Home Loan Bank System Notes, 0.120% - 0.440%, 2/22/2012 - 2/20/2013	21,199,333
2,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.075% - 0.100%, 2/23/2012 - 10/2/2012	2,249,231
8,240,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.235% - 0.265%, 2/2/2012 - 2/17/2012	8,236,886
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.245%, 2/3/2012 - 2/6/2012	3,997,917
1,500,000		Federal Home Loan Mortgage Corp. Notes, 2.125% - 4.750%, 3/5/2012 - 3/23/2012	1,505,464
3,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.070% - 0.100%, 5/2/2012 - 10/15/2012	3,748,098
4,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.255% - 0.376%, 2/1/2012 - 2/17/2012	4,497,845
3,250,000		Federal National Mortgage Association Notes, 1.080% - 6.125%, 3/15/2012 - 3/30/2012	3,263,047
15,500,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.190%, 2/1/2012 - 2/7/2012	15,499,868
		TOTAL GOVERNMENT AGENCIES	73,996,871
		Repurchase Agreements – 56.1%
8,530,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	8,530,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,011,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2019 and the market value of those underlying securities was $3,051,301,810.	10,000,000
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Principal Amount			Value
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,003,056 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2042 and the market value of those underlying securities was $511,047,111.	10,000,000
$40,000,000		Interest in $703,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $703,004,687 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2042 and the market value of those underlying securities was $717,064,780.	40,000,000
6,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.11%, dated 1/27/2012 under which Credit Suisse Securities (USA) LLC, will repurchase securities provided as collateral for $2,000,042,778 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2048 and the market value of those underlying securities was $2,050,169,359.	6,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,545,010,301.	10,000,000
7,000,000	[5]	Interest in $2,000,000,000 joint repurchase agreement 0.14%, dated 1/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,054,444 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $2,060,040,056.	7,000,000
3,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.16%, dated 1/26/2012 under ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,400,000 on 4/25/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $1,021,792,103.	3,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	94,530,000
		TOTAL INVESTMENTS-100.1% (AT AMORTIZED COST)[6]	168,526,871
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[7]	(96,755)
		TOTAL NET ASSETS — 100%	$168,430,116

1	Floating rate notes with current rate and next reset date shown.
Semi-Annual Shareholder Report

3

2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $15,499,868, which represented 9.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $15,499,868, which represented 9.2% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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4

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.005	0.029	0.044
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.005	0.029	0.044
Less Distributions:
Distributions from net investment income	—	—	—	(0.005)	0.029	(0.044)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)	(0.044)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.50%	2.94%	4.49%
Ratios to Average Net Assets:
Net expenses	0.16%[4]	0.21%	0.28%	0.84%	0.92%	0.92%
Net investment income	0.00%[4]	0.00%	0.00%	0.50%	2.91%	4.40%
Expense waiver/reimbursement[5]	1.12%[4]	1.11%	0.96%	0.34%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,886	$159,854	$171,125	$226,330	$246,375	$249,100
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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5

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.001	0.020	0.035
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.001	0.020	0.035
Less Distributions:
Distributions from net investment income	—	—	—	(0.001)	(0.020)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.12%	2.02%	3.56%
Ratios to Average Net Assets:
Net expenses	0.16%[4]	0.21%	0.28%	1.17%	1.82%	1.82%
Net investment income	0.00%[4]	0.00%	0.00%	1.09%	1.96%	3.50%
Expense waiver/reimbursement[5]	1.87%[4]	1.85%	1.72%	0.76%	0.12%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,669	$16,983	$25,240	$44,967	$35,707	$30,839
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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6

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.001	0.020	0.035
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.001	0.020	0.035
Less Distributions:
Distributions from net investment income	—	—	—	(0.001)	(0.020)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.001)	(0.020)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.13%	2.06%	3.60%
Ratios to Average Net Assets:
Net expenses	0.16%[4]	0.21%	0.28%	1.15%	1.79%	1.79%
Net investment income	0.00%[4]	0.00%	0.00%	0.08%	1.70%	3.53%
Expense waiver/reimbursement[5]	1.87%[4]	1.86%	1.72%	0.77%	0.12%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,532	$9,634	$8,567	$14,911	$10,390	$3,563
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.005	0.029	0.044
Net realized gain on investments	—	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.005	0.029	0.044
Less Distributions:
Distributions from net investment income	—	—	—	(0.005)	(0.029)	(0.044)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	(0.005)	(0.029)	(0.044)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.50%	2.94%	4.49%
Ratios to Average Net Assets:
Net expenses	0.16%[4]	0.21%	0.28%	0.82%	0.92%	0.92%
Net investment income	0.00%[4]	0.00%	0.00%	0.39%	2.35%	4.43%
Expense waiver/reimbursement[5]	1.12%[4]	1.12%	0.94%	0.36%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,344	$1,389	$1,184	$2,079	$1,365	$507
1	Represents less than $0.001.
2	Based on net asset value. Total return for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$94,530,000
Investment in securities	73,996,871
Total investments in securities, at amortized cost and fair value		$168,526,871
Income receivable		82,917
Receivable for shares sold		260,937
TOTAL ASSETS		168,870,725
Liabilities:
Payable for shares redeemed	210,655
Bank overdraft	60,591
Payable to Adviser (Note 4)	4,498
Payable for transfer and dividend disbursing agent fees and expenses	119,393
Payable for Directors'/Trustees' fees	338
Payable for shareholder services fee (Note 4)	4,869
Payable for share registration costs	19,441
Accrued expenses	20,824
TOTAL LIABILITIES		440,609
Net assets for 168,484,731 shares outstanding		$168,430,116
Net Assets Consist of:
Paid-in capital		$168,429,802
Accumulated net realized gain on investments		314
TOTAL NET ASSETS		$168,430,116
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($143,885,599 ÷ 143,942,382 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($13,668,670 ÷ 13,667,931 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($9,531,524 ÷ 9,529,950 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,344,323 ÷ 1,344,468 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.

See Notes which are an integral part of the Financial Statements

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10

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$146,289
Expenses:
Investment adviser fee (Note 4)		$453,758
Administrative fee (Note 4)		135,738
Custodian fees		6,337
Transfer and dividend disbursing agent fees and expenses (Note 2)		227,520
Directors'/Trustees' fees		725
Auditing fees		9,804
Legal fees		3,052
Portfolio accounting fees		43,108
Distribution services fee (Note 4)		98,053
Shareholder services fee (Note 4)		225,945
Share registration costs		39,948
Printing and postage		15,915
Insurance premiums		2,285
Miscellaneous		912
TOTAL EXPENSES		1,263,100
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(453,758)
Waiver of administrative fee (Note 4)	(26,742)
Waiver of distribution services fee (Note 4)	(98,053)
Waiver of shareholder services fee (Note 4)	(206,276)
Reimbursement of shareholder services fee (Note 4)	(19,669)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and ( Note 4)	(2,742)
Reimbursement of other operating expenses (Note 4)	(309,571)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,116,811)
Net expenses			146,289
Net investment income			—

See Notes which are an integral part of the Financial Statements

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11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$ —	$1,029
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	1,029
Distributions to Shareholders:
Distributions from net realized gain on investments
Class A Shares	(1,384)	(1,071)
Class B Shares	(159)	(188)
Class C Shares	(102)	(81)
Class F Shares	(14)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,659)	(1,352)
Share Transactions:
Proceeds from sale of shares	47,164,351	102,021,100
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc., Money Market Portfolio	—	7,397,979
Net asset value of shares issued to shareholders in payment of distributions declared	1,543	1,265
Cost of shares redeemed	(66,594,723)	(127,675,671)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,428,829)	(18,255,327)
Change in net assets	(19,430,488)	(18,255,650)
Net Assets:
Beginning of period	187,860,604	206,116,254
End of period	$168,430,116	$187,860,604
See Notes which are an integral part of the Financial Statements

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12

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income with stability of principal.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc., Money Market Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2011, are as follows:

Net investment income (loss)*	$0
Net realized and unrealized gain on investments	$1,029
Net increase in net assets resulting from operations	$1,029
*	Net investment income includes $8,378 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since July 31, 2011. For every one share exchanged, a shareholder of EquiTrust Series Fund, Inc., Money Market Portfolio received 1.000 shares of Federated Liberty U.S. Government Money Market Trust Class A Shares. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
7,397,979	$7,397,979	$173,916,015	$181,313,994
Semi-Annual Shareholder Report
13

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Semi-Annual Shareholder Report

14

Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2012, transfer and dividend disbursing agent fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed
Class A Shares	$192,895	$(2,359)
Class B Shares	19,746	(229)
Class C Shares	13,080	(154)
Class F Shares	1,799	—
TOTAL	$227,520	$(2,742)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in Semi-Annual Shareholder Report

15

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,350,079	$34,350,079	82,713,476	$82,713,476
Proceeds from shares issued in connection with tax-free transfer of assets from EquiTrust Series Fund Inc., Money Market Portfolio	—	—	7,397,979	7,397,979
Shares issued to shareholders in payment of distributions declared	1,284	1,284	1,004	1,004
Shares redeemed	(50,318,449)	(50,318,449)	(101,383,176)	(101,383,176)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(15,967,086)	$(15,967,086)	(11,270,717)	$(11,270,717)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,593,263	$3,593,263	6,817,833	$6,817,833
Shares issued to shareholders in payment of distributions declared	150	150	172	172
Shares redeemed	(6,907,229)	(6,907,229)	(15,075,228)	(15,075,228)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(3,313,816)	$(3,313,816)	(8,257,223)	$(8,257,223)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	8,601,527	$8,601,527	10,836,091	$10,836,091
Shares issued to shareholders in payment of distributions declared	97	97	78	78
Shares redeemed	(8,704,463)	(8,704,463)	(9,768,836)	(9,768,836)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(102,839)	$(102,839)	1,067,333	$1,067,333
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	619,482	$619,482	1,653,700	$1,653,700
Shares issued to shareholders in payment of distributions declared	12	12	11	11
Shares redeemed	(664,582)	(664,582)	(1,448,431)	(1,448,431)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(45,088)	$(45,088)	205,280	$205,280
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,428,829)	$(19,428,829)	(18,255,327)	$(18,255,327)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% over $2 billion of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived its entire fee of $453,758 and voluntarily reimbursed $309,571 of other operating expenses. For the six months ended January 31, 2012, an affiliate of the Adviser reimbursed $2,742 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.120% of average daily net assets of the Fund. FAS waived $26,742 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$59,006	$(59,006)
Class C Shares	39,047	(39,047)
TOTAL	$98,053	$(98,053)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2012, FSC retained $2,963 of CDSC relating to redemptions of Class B Shares, $3,145 relating to redemption of Class C Shares and $692 relating to redemptions of Class F Shares.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Class A Shares	$191,461	$ —	$(191,461)
Class B Shares	19,669	(19,669)	—
Class C Shares	13,013	—	(13,013)
Class F Shares	1,802	—	(1,802)
TOTAL	$225,945	$(19,669)	$(206,276)

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$0.80[2]
Class B Shares	$1,000	$1,000.00	$0.80[3]
Class C Shares	$1,000	$1,000.00	$0.80[4]
Class F Shares	$1,000	$1,000.00	$0.80[5]
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	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.33	$0.81[2]
Class B Shares	$1,000	$1,024.33	$0.81[3]
Class C Shares	$1,000	$1,024.33	$0.81[4]
Class F Shares	$1,000	$1,024.33	$0.81[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.16%
Class B Shares	0.16%
Class C Shares	0.16%
Class F Shares	0.16%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.68 and $4.72, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.20 and $9.27, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current annualized net expense ratio of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $9.20 and $9.27, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current annualized net expense ratio of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.68 and $4.72, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated liberty u.s. government money market trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

24

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791

8110106 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Eagle	MMMXX
Premier	MMPXX

Federated Money Market Management

Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	46.1%
Bank Instruments	33.0%
Variable Rate Instruments	9.1%
Repurchase Agreement	11.6%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	27.9%[4]
8-30 Days	20.6%
31-90 Days	44.4%
91-180 Days	5.7%
181 Days or more	1.2%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.2% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 4.0%
		Finance - Automotive – 1.8%
$393,669	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	393,669
		Finance - Retail – 2.2%
500,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.412%, 2/21/2012	500,000
		TOTAL ASSET-BACKED SECURITIES	893,669
		Certificates of Deposit – 33.0%
		Finance - Banking – 33.0%
500,000	[3]	Bank of Montreal, 0.435%, 2/14/2012	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.470%, 3/12/2012	1,000,000
300,000		Barclays Bank PLC, 0.500%, 3/2/2012	300,000
500,000		Barclays Bank PLC, 0.550%, 4/30/2012	500,000
900,000		Credit Suisse, Zurich, 0.450%, 4/10/2012	900,000
500,000		Deutsche Bank AG, 0.500%, 4/23/2012	500,000
1,000,000		Mizuho Corporate Bank Ltd., 0.480%, 4/10/2012	1,000,000
600,000	[3]	National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	599,977
1,000,000		Svenska Handelsbanken, Stockholm, 0.400%, 2/13/2012	1,000,000
1,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	7,299,977
		Collateralized Loan Agreements – 16.3%
		Finance - Banking – 16.3%
1,000,000		Citigroup Global Markets, Inc., 0.608%, 2/1/2012	1,000,000
1,000,000		JP Morgan Securities LLC, 0.760%, 3/20/2012	1,000,000
600,000	[3]	RBS Securities, Inc., 0.500%, 2/1/2012	600,000
1,000,000		Wells Fargo Securities, LLC, 0.487%, 4/5/2012	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,600,000
		Commercial Paper – 21.3%[4]
		Finance - Automotive – 2.3%
500,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	498,839
		Finance - Banking – 11.8%
500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	498,875
1,100,000		ING (U.S.) Funding LLC, 0.581%, 4/2/2012	1,098,919
500,000	[1,2]	National Australia Funding (Delaware), Inc., 0.250%, 2/17/2012	499,944
500,000	[1,2]	Northern Pines Funding LLC, 0.501%, 4/24/2012	499,424
		TOTAL	2,597,162
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Principal Amount			Value
		Finance - Retail – 7.2%
$500,000	[1,2]	Alpine Securitization Corp., 0.451%, 2/24/2012	499,856
1,100,000	[1,2]	Salisbury Receivables Company LLC, 0.380%, 2/9/2012	1,099,907
		TOTAL	1,599,763
		TOTAL COMMERCIAL PAPER	4,695,764
		Corporate Bonds – 4.5%
		Finance - Commercial – 4.5%
267,000		General Electric Capital Corp., 5.250%, 10/19/2012	275,207
458,000		General Electric Capital Corp., 5.875%, 2/15/2012	458,913
250,000		General Electric Capital Corp., 6.000%, 6/15/2012	254,966
		TOTAL CORPORATE BONDS	989,086
		Notes — Variable – 9.1%[3]
		Finance - Banking – 9.1%
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.170%, 2/2/2012	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.210%, 2/2/2012	1,000,000
		TOTAL NOTES — VARIABLE	2,000,000
		Repurchase Agreement – 11.6%
2,571,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	2,571,000
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST )[5]	22,049,496
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	34,671
		TOTAL NET ASSETS — 100%	$22,084,167
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $3,991,675, which represented 18.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $3,991,675, which represented 18.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronym is used throughout this portfolio:

LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Eagle Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.001	0.017	0.036	0.042
Net realized gain (loss) on investments	—	(0.000)[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.001	0.017	0.036	0.042
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.001)	(0.017)	(0.036)	(0.042)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.001)	(0.017)	(0.036)	(0.042)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.01%	0.11%	1.67%	3.64%	4.26%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.37%	0.40%	0.41%	0.53%	1.22%
Net investment income	0.00%[3]	0.01%	0.11%	1.71%	3.55%	4.19%
Expense waiver/reimbursement[4]	1.98%[3]	1.65%	1.47%	1.29%	0.78%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,084	$23,184	$29,980	$35,007	$50,576	$35,555
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Premier Shares

(For a Share Outstanding Throughout Each Period)1

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.001	0.004	0.019
Net realized gain (loss) on investments	—	(0.000)[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.32%	0.15%	0.19%
Net investment income	0.00%[4]	0.05%	0.36%	0.99%
Expense waiver/reimbursement[5]	1.73%[4]	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[6]	$0[6]	$0[6]	$0[6]
1	The Fund began offering Premier Shares on July 28, 2008. At the period of July 31, 2008, Premier Shares had $100 in assets and 100 shares, all owned by an affiliate of the Fund. No net investment income or income distributions had been recorded. Accordingly, financial highlights were not presented.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreement	$2,571,000
Investments in securities	19,478,496
Total investments in securities, at amortized cost and fair value		$22,049,496
Income receivable		24,890
Receivable for shares sold		42,480
TOTAL ASSETS		22,116,866
Liabilities:
Payable for shares redeemed	5,173
Bank overdraft	11,404
Payable to adviser (Note 5)	4,147
Payable for transfer and dividend disbursing agent fees and expenses	10,519
Accrued expenses	1,456
TOTAL LIABILITIES		32,699
Net assets for 22,083,872 shares outstanding		$22,084,167
Net Assets Consist of:
Paid-in capital		$22,084,241
Accumulated net realized loss on investments		(74)
TOTAL NET ASSETS		$22,084,167
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Eagle Shares:
$22,084,067 ÷ 22,083,772 shares outstanding, no par value, unlimited shares authorized		$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$41,844
Expenses:
Investment adviser fee (Note 5)		$23,263
Administrative fee (Note 5)		95,520
Custodian fees		5,151
Transfer and dividend disbursing agent fees and expenses		40,141
Directors'/Trustees' fees		223
Auditing fees		9,812
Legal fees		3,064
Portfolio accounting fees		27,144
Shareholder services fee (Note 5)		28,909
Share registration costs		27,367
Printing and postage		9,448
Insurance premiums		2,111
TOTAL EXPENSES		272,153
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(23,263)
Waiver of administrative fee	(17,480)
Waiver of shareholder services fee	(28,739)
Reimbursement of shareholder services fee	(170)
Reimbursement of other operating expenses	(160,657)
TOTAL WAIVERS AND REIMBURSEMENTS		(230,309)
Net expenses			41,844
Net investment income			—

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$2,215
Net realized loss on investments	—	(74)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	2,141
Distributions to Shareholders:
Distributions from net investment income
Eagle Shares	—	(2,436)
Premier Shares	—	(0)[1]
Distributions from net realized gain on investments
Eagle Shares	—	(36)
Premier Shares	—	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(2,472)
Share Transactions:
Proceeds from sale of shares	7,582,720	15,150,456
Net asset value of shares issued to shareholders in payment of distributions declared	—	2,423
Cost of shares redeemed	(8,683,021)	(21,948,344)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,100,301)	(6,795,465)
Change in net assets	(1,100,301)	(6,795,796)
Net Assets:
Beginning of period	23,184,468	29,980,264
End of period	$22,084,167	$23,184,468
1	Represents less than $1.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Eagle Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Eagle Shares and Premier Shares may bear shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the Semi-Annual Shareholder Report

11

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:1

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Eagle Shares:
Shares sold	7,582,720	15,150,456
Shares issued to shareholders in payment of distributions declared	—	2,423
Shares redeemed	(8,683,021)	(21,948,344)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(1,100,301)	(6,795,465)
1	There was no activity for Premier Shares during either period.

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $50 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$50	NA	$50
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived its entire fee of $23,263 and voluntarily reimbursed $160,657 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, FAS waived $17,480 of its fee. The net fee paid to FAS was 0.671% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Eagle Shares and Premier Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Eagle Shares	$28,909	$(170)	$(28,739)

For the six months ended January 31, 2012, the Fund's Premier Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Eagle Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. concentration of risk

A substantial part of the Fund's portfolio may be comprised either directly or indirectly of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Eagle Shares	$1,000	$1,000.00	$1.81[2]
Premier Shares	$1,000	$1,000.00	$1.81[3]
Hypothetical (assuming a 5% return before expenses):
Eagle Shares	$1,000	$1,023.33	$1.83[2]
Premier Shares	$1,000	$1,023.33	$1.83[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Eagle Shares	0.36%
Premier Shares	0.36%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Premier Shares current annualized net expense ratio of 0.80% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.02 and $4.06, respectively.
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract – May 2011

Federated money market management (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

19

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
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Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N211
CUSIP 608919775

8080103 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	MOFXX
Service*	MOSXX
Capital**	MFCXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.7%
Municipal Notes	17.9%
Commercial Paper	1.6%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.9%
8-30 Days	1.2%
31-90 Days	2.4%
91-180 Days	7.8%
181 Days or more	6.9%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.2%[1,2]
	Alabama – 4.0%
$7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	7,325,000
6,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	6,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	8,440,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.220%, 2/2/2012	10,000,000
4,400,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.250%, 2/2/2012	4,400,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.120%, 2/1/2012	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.130%, 2/2/2012	15,000,000
5,900,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	5,900,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	3,725,000
16,010,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.140%, 2/2/2012	16,010,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.140%, 2/2/2012	9,000,000
1,480,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.140%, 2/2/2012	1,480,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	4,350,000
9,800,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	9,800,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.730%, 2/2/2012	27,000,000
	TOTAL	184,430,000
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Principal Amount			Value
		Arizona – 0.1%
$4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/2/2012	4,000,000
		Arkansas – 0.5%
15,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	15,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	7,100,000
		TOTAL	22,100,000
		California – 9.7%
3,500,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/2/2012	3,500,000
2,730,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.250%, 2/2/2012	2,730,000
45,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 1.300%, 2/1/2012	45,000,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 2/2/2012	29,000,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.150%, 2/1/2012	205,000
2,230,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,230,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.120%, 2/2/2012	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.120%, 2/2/2012	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 2/2/2012	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.130%, 2/2/2012	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/1/2012	7,975,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 2/1/2012	2,545,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,805,000
61,500,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	61,892,104
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,277,818
3,000,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.660%, 2/2/2012	3,000,000
4,035,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.230%, 2/2/2012	4,035,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/1/2012	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.130%, 2/2/2012	10,410,000
15,000		California Statewide CDA MFH, (Series 2007 G) Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 0.090%, 2/2/2012	15,000
1,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 2/2/2012	1,500,000
36,606,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.280%, 2/2/2012	36,606,000
1,660,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.110%, 2/2/2012	1,660,000
8,980,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.320%, 2/2/2012	8,980,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.110%, 2/1/2012	5,060,000
8,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	8,042,064
10,815,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	10,815,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York) 0.200%, 2/2/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.200%, 2/2/2012	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.280%, 2/2/2012	60,695,000
11,090,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	11,090,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.27% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	22,580,000
		TOTAL	445,137,986
		Colorado – 1.6%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,020,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.160%, 2/2/2012	2,300,000
3,665,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	3,665,000
215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/2/2012	215,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.200%, 2/1/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 2/2/2012	15,000,000
27,475,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	27,475,000
		TOTAL	76,075,000
		Connecticut – 1.7%
20,000,000		Bridgeport, CT, 2.00% TANs, 2/10/2012	20,007,980
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 2/2/2012	600,000
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,026,586
Semi-Annual Shareholder Report
5

Principal Amount			Value
$10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,017,801
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,044,340
12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	12,061,447
5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,458,162
		TOTAL	78,216,316
		Delaware – 0.3%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.3%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.110%, 2/2/2012	7,500,000
13,620,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	13,620,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.370%, 2/1/2012	23,965,000
12,100,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	12,100,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.200%, 2/2/2012	3,770,000
		TOTAL	60,955,000
		Florida – 5.8%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	11,635,000
3,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	3,260,000
1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,055,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	9,750,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.460%, 2/1/2012	21,500,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$15,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.120%, 2/1/2012	15,000
14,270,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.120%, 2/1/2012	14,270,000
6,809,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	6,809,000
6,490,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	6,490,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2012	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 2/2/2012	25,000,000
10,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/1/2012	10,500,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.410%, 2/2/2012	40,205,000
48,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.110%, 2/1/2012	48,785,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	9,445,000
		TOTAL	267,219,000
		Georgia – 6.0%
10,145,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 2/1/2012	10,145,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.140%, 2/2/2012	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.340%, 2/2/2012	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	11,002,287
Semi-Annual Shareholder Report
7

Principal Amount			Value
$81,800,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	81,800,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,300,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.450%, 2/1/2012	270,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	16,000,000
17,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	17,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	8,800,000
2,300,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	2,300,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	3,800,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	19,600,000
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.670%, 2/1/2012	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/2/2012	19,000,000
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.120%, 2/1/2012	7,500,000
		TOTAL	276,147,287
Semi-Annual Shareholder Report
8

Principal Amount		Value
	Hawaii – 0.4%
$10,000,000	Hawaii State Airport System, (Series 2011), 2.00% Bonds, 7/1/2012	10,059,836
9,627,000	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.130%, 2/7/2012	9,627,000
	TOTAL	19,686,836
	Idaho – 1.1%
24,000,000	Idaho Housing And Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.150%, 2/1/2012	24,000,000
27,000,000	Idaho Housing And Finance Association (Class I Bonds)/(Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.150%, 2/1/2012	27,000,000
1,650,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.160%, 2/2/2012	1,650,000
	TOTAL	52,650,000
	Illinois – 2.1%
840,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.500%, 2/2/2012	840,000
1,280,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	1,280,000
16,360,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.130%, 2/2/2012	16,360,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.350%, 2/1/2012	14,000,000
7,868,000	Chicago, IL, (Series D-1), 0.32% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	7,868,000
9,000,000	Chicago, IL, (Series D-1), 0.35% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	9,000,000
1,345,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,345,000
375,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	375,000
2,450,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2012	2,450,000
800,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.510%, 2/2/2012	800,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.380%, 2/2/2012	4,490,000
2,700,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	2,700,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$3,770,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.810%, 2/2/2012	3,770,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.380%, 2/2/2012	3,695,000
2,400,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.880%, 2/1/2012	2,400,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.110%, 2/2/2012	6,700,000
7,165,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	7,165,000
780,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 1.510%, 2/2/2012	780,000
5,085,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.180%, 2/2/2012	5,085,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 2/1/2012	1,200,000
3,590,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	3,590,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/2/2012	1,400,000
465,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/2/2012	465,000
	TOTAL	97,758,000
	Indiana – 2.5%
4,100,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,100,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,254,557
415,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	415,000
2,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	2,200,000
12,600,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	12,600,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
$22,250,000	Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 1.400%, 2/1/2012	22,250,000
7,795,000	Indiana State Finance Authority, IDRB (Series 2006A) Weekly VRDNs (IB & B LLC)/(BMO Harris Bank, N.A. LOC), 0.180%, 2/2/2012	7,795,000
1,690,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	1,690,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.220%, 2/2/2012	7,400,000
800,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.220%, 2/1/2012	800,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.160%, 2/2/2012	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	10,000,000
1,655,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/1/2012	1,655,000
1,200,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,200,000
900,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	900,000
	TOTAL	115,259,557
	Iowa – 0.4%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.380%, 2/2/2012	4,770,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	6,000,000
500,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 2/2/2012	500,000
	TOTAL	16,570,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		Kansas – 0.7%
$11,222,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	11,222,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.110%, 2/2/2012	9,285,000
9,430,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	9,430,000
		TOTAL	33,367,000
		Kentucky – 1.7%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 2/2/2012	5,500,000
3,440,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.510%, 2/1/2012	3,440,000
20,000,000		Kentucky Housing Corp., (2005 Series L) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.110%, 2/1/2012	20,000,000
15,425,000		Kentucky Housing Corp., (2006 Series C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.110%, 2/1/2012	15,425,000
9,500,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.510%, 2/1/2012	9,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 2/2/2012	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.110%, 2/2/2012	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.130%, 2/2/2012	10,000,000
		TOTAL	79,605,000
		Louisiana – 0.7%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/1/2012	4,900,000
6,645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	6,645,000
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/1/2012	4,735,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 2/2/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.140%, 2/2/2012	4,630,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	7,500,000
		TOTAL	33,410,000
		Maine – 0.2%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2012	3,100,000
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/1/2012	7,420,000
		TOTAL	10,520,000
		Maryland – 2.9%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 2/1/2012	465,000
420,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	420,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.130%, 2/1/2012	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.130%, 2/1/2012	7,500,000
49,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	49,890,000
29,050,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	29,050,000
4,245,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	4,245,000
15,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.20% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	15,000,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/3/2012	550,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/3/2012	1,560,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
$1,820,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.240%, 2/2/2012	1,820,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.390%, 2/2/2012	13,185,000
3,405,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.110%, 2/3/2012	3,405,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%,2/1/2012	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,000,000
		TOTAL	135,029,000
		Massachusetts – 1.0%
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,160,586
22,250,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 2/1/2012	22,250,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/23/2012	5,000,000
2,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.070%, 2/2/2012	2,000,000
		TOTAL	45,410,586
		Michigan – 2.5%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.350%, 2/2/2012	5,500,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,765,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.210%, 2/1/2012	6,000,000
3,650,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 2/1/2012	3,650,000
38,335,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 2/2/2012	38,335,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.180%, 2/2/2012	4,680,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	2,990,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	3,000,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	6,945,000
32,580,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	32,580,000
		TOTAL	114,020,000
		Minnesota – 2.0%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	600,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	1,600,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	6,000,000
1,000,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.120%, 2/2/2012	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.120%, 2/2/2012	1,700,000
1,360,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/2/2012	1,360,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	485,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
$6,990,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	6,990,000
		TOTAL	91,995,000
		Mississippi – 1.2%
7,925,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	7,925,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,770,000
6,900,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.140%, 2/2/2012	6,900,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	6,075,000
3,820,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,820,000
		TOTAL	53,490,000
		Missouri – 0.0%
315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.310%, 2/2/2012	315,000
		Montana – 0.1%
3,975,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 2/2/2012	3,975,000
		Multi-State – 14.1%
27,500,000	[3,4]	BlackRock MuniEnhanced Fund, Inc., (1,425 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	27,500,000
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.280%, 2/2/2012	25,000,000
28,000,000	[3,4]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York) 0.220%, 2/2/2012	28,000,000
15,924,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	15,924,000
51,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	51,040,000
2,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	2,725,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$12,593,583	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	12,593,583
21,465,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	21,465,000
73,940,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	73,940,000
10,420,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	10,420,000
18,350,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	18,350,000
24,706,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	24,706,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.230%, 2/2/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/2/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (GTD by Deutsche Bank AG), 0.250%, 2/2/2012	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012,	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.230%, 2/2/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	25,000,000
		TOTAL	647,263,583
		Nebraska – 0.4%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/2/2012	10,720,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.120%, 2/1/2012	5,700,000
		TOTAL	20,070,000
		Nevada – 1.5%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,211,830
8,000,000		Clark County, NV, Highway Revenue (Motor Vehicle Fuel Tax) (Series 2008B), 0.90% CP (BNP Paribas SA LOC), Mandatory Tender 2/2/2012	8,000,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	19,295,000
		TOTAL	67,506,830
		New Hampshire – 0.0%
1,120,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2012	1,120,000
		New Jersey – 2.0%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	9,000,000
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,516,428
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,027,266
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,266,879
6,315,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 1.020%, 2/1/2012	6,315,000
7,135,177		Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,136,693
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,066,770
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,000,261
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,061,217
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,023,713
		TOTAL	93,414,227
		New Mexico – 0.5%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	3,200,000
1,400,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.340%, 2/1/2012	1,400,000
Semi-Annual Shareholder Report
18

Principal Amount		Value
$7,850,000	New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/1/2012	7,850,000
5,420,000	New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/1/2012	5,420,000
	TOTAL	21,370,000
	New York – 9.1%
16,000,000	Albany, NY, 1.25% BANs, 7/6/2012	16,057,716
10,000,000	Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,024,294
13,500,000	Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,546,654
6,824,900	Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,844,717
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.140%, 2/2/2012	5,590,000
16,000,000	Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,046,998
34,250,000	Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.480%, 2/2/2012	34,250,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,045,699
32,450,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (KBC Bank N.V. LIQ), 0.950%, 2/1/2012	32,450,000
4,600,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.330%, 2/2/2012	4,600,000
27,000,000	New York City Housing Development Corp., (Series J-1), 0.35% TOBs, Mandatory Tender 7/13/2012	27,000,000
25,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 2/1/2012	25,000,000
26,000,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.240%, 2/2/2012	26,000,000
1,700,000	New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.230%, 2/2/2012	1,700,000
25,700,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	25,700,000
20,000,000	New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 1.000%, 2/1/2012	20,000,000
10,000,000	New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.120%, 2/1/2012	10,000,000
30,000,000	New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,218,234
Semi-Annual Shareholder Report
19

Principal Amount			Value
$21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 2/2/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 2/2/2012	31,000,000
3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.160%, 2/1/2012	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,802,038
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,069,571
3,895,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/1/2012	3,895,000
12,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	12,000,000
		TOTAL	417,265,921
		North Carolina – 2.0%
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.320%, 2/2/2012	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.240%, 2/1/2012	4,600,000
6,580,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.110%, 2/1/2012	6,580,000
17,780,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.110%, 2/1/2012	17,780,000
530,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	530,000
3,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,000,000
10,000,000		Pender County, NC, 0.50% BANs, 4/4/2012	10,001,702
13,800,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 2/1/2012	13,800,000
7,000,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	7,000,000
5,765,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	5,765,000
		TOTAL	93,666,702
		North Dakota – 0.9%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/1/2012	30,000,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.160%, 2/2/2012	415,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.160%, 2/2/2012	12,240,000
		TOTAL	42,655,000
		Ohio – 1.7%
5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,011,950
20,920,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	20,920,000
30,300,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	30,300,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	18,800,000
2,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/1/2012	2,000,000
		TOTAL	77,031,950
		Oklahoma – 0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.600%, 2/1/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	8,000,000
13,586,634	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/ (Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	13,586,634
		TOTAL	26,786,634
		Oregon – 1.0%
5,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/2/2012	5,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	500,000
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 1.650%, 2/2/2012	20,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	10,000,000
		TOTAL	45,500,000
Semi-Annual Shareholder Report
21

Principal Amount		Value
	Rhode Island – 0.3%
$9,000,000	Newport, RI, 1.50% BANs, 7/6/2012	9,043,928
6,300,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.500%, 2/1/2012	6,300,000
	TOTAL	15,343,928
	South Carolina – 2.4%
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.190%, 2/1/2012	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.120%, 2/1/2012	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 2/1/2012	25,000,000
12,000,000	South Carolina Association of Governmental Organizations, (Series A), 1.50% TANs, 4/13/2012	12,029,836
10,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/1/2012	10,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	6,225,000
13,700,000	South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	13,700,000
8,145,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.370%, 2/1/2012	8,145,000
6,935,000	South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.110%, 2/2/2012	6,935,000
12,270,000	South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	12,270,000
	TOTAL	112,904,836
	South Dakota – 0.3%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/2/2012	8,410,000
4,000,000	South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.180%, 2/2/2012	4,000,000
	TOTAL	12,410,000
	Tennessee – 1.5%
13,435,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	13,435,000
5,000,000	Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.180%, 2/1/2012	5,000,000
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Principal Amount			Value
$3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	3,500,000
5,590,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 2/2/2012	5,590,000
175,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/2/2012	175,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	7,500,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	8,500,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	16,150,000
9,750,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	9,750,000
		TOTAL	69,600,000
		Texas – 6.1%
49,100,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.810%, 2/2/2012	49,100,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	8,200,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.130%, 2/2/2012	3,000,000
11,940,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.350%, 2/2/2012	11,940,000
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Principal Amount			Value
$14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	14,370,000
20,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2012	20,000
9,730,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	9,730,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,290,413
7,190,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	7,190,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/2/2012	52,000,000
		TOTAL	279,665,413
		Utah – 0.1%
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.220%, 2/2/2012	1,290,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	1,100,000
		TOTAL	2,390,000
		Vermont – 1.6%
5,600,000		Vermont HFA, (Series 19B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	5,600,000
8,300,000		Vermont HFA, (Series 21) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	8,300,000
11,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	11,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 2/1/2012	14,500,000
34,800,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.140%, 2/2/2012	34,800,000
		TOTAL	75,000,000
		Virginia – 0.1%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.580%, 2/2/2012	1,000,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,800,000
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Principal Amount			Value
$3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/2/2012	3,000,000
		TOTAL	5,800,000
		Washington – 1.4%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,400,000
365,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.230%, 2/2/2012	365,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 2/2/2012	2,125,000
7,445,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	7,445,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 2/2/2012	2,940,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	1,000,000
5,345,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/1/2012	5,345,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.380%, 2/2/2012	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 2/2/2012	4,500,000
2,835,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.170%, 2/2/2012	2,835,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	2,250,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.110%, 2/2/2012	5,350,000
5,000,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.120%, 2/2/2012	5,000,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.130%, 2/2/2012	3,560,000
		TOTAL	62,490,000
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Principal Amount		Value
	West Virginia – 0.4%
$5,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.35% CP (Virginia Electric & Power Co.), Mandatory Tender 3/1/2012	5,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/2/2012	3,760,000
10,000,000	West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.100%, 2/2/2012	10,000,000
	TOTAL	18,760,000
	Wisconsin – 1.2%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.330%, 2/2/2012	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 2/2/2012	4,000,000
3,150,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.240%, 2/2/2012	3,150,000
4,810,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	4,810,000
1,590,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,590,000
1,500,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	1,500,000
7,265,000	Wisconsin Housing & EDA, (Series 2003C) Weekly VRDNs (FHLB of Chicago LIQ), 0.120%, 2/1/2012	7,265,000
22,865,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.180%, 2/1/2012	22,865,000
	TOTAL	54,680,000
	Wyoming – 0.5%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/1/2012	22,700,000
	TOTAL MUNICIPAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	4,614,736,592
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(9,711,741)
	TOTAL NET ASSETS — 100%	$4,605,024,851

Securities that are subject to the federal alternative minimum tax (AMT) represent 68.8% of the portfolio as calculated based upon total market value.

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26

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,189,496,217, which represented 25.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $1,189,496,217, which represented 25.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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27

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Communities Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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28

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.003	0.015	0.029	0.035
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.003	0.015	0.029	0.035
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.20%	0.27%	1.52%	2.92%	3.57%
Ratios to Average Net Assets:
Net expenses	0.21%[3,4]	0.21%[4]	0.22%	0.22%[4]	0.18%[4]	0.18%
Net investment income	0.13%[3]	0.20%	0.26%	1.41%	2.94%	3.48%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,721,329	$2,802,916	$3,472,460	$2,950,672	$3,192,965	$4,067,288
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the six months ended January 31, 2012 and for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.013	0.026	0.033
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.013	0.026	0.033
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)	(0.033)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.013)	(0.026)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.06%	1.27%	2.67%	3.31%
Ratios to Average Net Assets:
Net expenses	0.34%[3,4]	0.40%[4]	0.43%	0.47%[4]	0.43%[4]	0.43%
Net investment income	0.01%[3]	0.01%	0.06%	1.16%	2.57%	3.26%
Expense waiver/reimbursement[5]	0.21%[3]	0.14%	0.12%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$862,013	$852,955	$772,448	$1,342,615	$964,094	$856,704
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.40%, 0.47% and 0.43% for the six months ended January 31, 2012 and for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.002	0.014	0.028	0.034
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.002	0.014	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.002)	(0.014)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.10%	0.17%	1.42%	2.82%	3.46%
Ratios to Average Net Assets:
Net expenses	0.31%[3,4]	0.31%[4]	0.32%	0.32%[4]	0.28%[4]	0.28%
Net investment income	0.04%[3]	0.10%	0.17%	1.30%	2.78%	3.41%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,021,683	$1,284,749	$1,154,692	$1,537,150	$1,156,792	$1,012,433
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31%, 0.31%, 0.32% and 0.28% for the six months ended January 31, 2012 and for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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31

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$4,614,736,592
Income receivable		6,070,805
Receivable for shares sold		385
TOTAL ASSETS		4,620,807,782
Liabilities:
Payable for investments purchased	$11,066,770
Payable for shares redeemed	1,410,843
Bank overdraft	2,968,925
Income distribution payable	77,094
Payable for Directors'/Trustees' fees	7,523
Payable for shareholder services fee (Note 4)	153,112
Accrued expenses	98,664
TOTAL LIABILITIES		15,782,931
Net assets for 4,605,034,097 shares outstanding		$4,605,024,851
Net Assets Consist of:
Paid-in capital		$4,605,013,786
Accumulated net realized gain on investments		21,082
Distributions in excess of net investment income		(10,017)
TOTAL NET ASSETS		$4,605,024,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,721,328,695 ÷ 2,720,295,210 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$862,013,025 ÷ 862,540,846 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,021,683,131 ÷ 1,022,198,041 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$8,766,024
Expenses:
Investment adviser fee (Note 4)		$5,053,333
Administrative fee (Note 4)		1,972,504
Custodian fees		86,115
Transfer and dividend disbursing agent fees and expenses		30,926
Directors'/Trustees' fees		17,004
Auditing fees		10,222
Legal fees		7,898
Portfolio accounting fees		93,171
Shareholder services fee (Note 4)		1,525,269
Account administration fee (Note 2)		200,673
Share registration costs		88,341
Printing and postage		29,321
Insurance premiums		7,572
Miscellaneous		13,590
TOTAL EXPENSES		9,135,939
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,930,480)
Waiver of administrative fee (Note 4)	(49,711)
Waiver of shareholder services fee (Note 4)	(520,234)
Reimbursement of shareholder services fee (Note 4)	(104,396)
Reduction of custodian fees (Note 5)	(107)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,604,928)
Net expenses			6,531,011
Net investment income			2,235,013
Net realized gain on investments			42,540
Change in net assets resulting from operations			$2,277,553

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,235,013	$8,113,587
Net realized gain on investments	42,540	737,407
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,277,553	8,850,994
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,961,389)	(6,704,737)
Service Shares	(45,531)	(93,690)
Capital Shares	(235,269)	(1,147,704)
Distributions from net realized gain on investments
Institutional Shares	(430,701)	—
Service Shares	(132,767)	—
Capital Shares	(157,254)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,962,911)	(7,946,131)
Share Transactions:
Proceeds from sale of shares	8,203,529,394	17,587,565,747
Net asset value of shares issued to shareholders in payment of distributions declared	2,093,896	5,570,706
Cost of shares redeemed	(8,540,533,402)	(18,053,020,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(334,910,112)	(459,884,317)
Change in net assets	(335,595,470)	(458,979,454)
Net Assets:
Beginning of period	4,940,620,321	5,399,599,775
End of period (including distributions in excess of net investment income of $(10,017) and $(2,841), respectively)	$4,605,024,851	$4,940,620,321

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$123,356
Capital Shares	$77,317
TOTAL	$200,673
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,282,730,900	$6,282,730,900	13,233,574,077	$13,233,574,077
Shares issued to shareholders in payment of distributions declared	1,603,812	1,603,812	4,460,794	4,460,794
Shares redeemed	(6,365,509,873)	(6,365,509,873)	(13,908,124,771)	(13,908,124,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(81,175,161)	$(81,175,161)	(670,089,900)	$(670,089,900)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	922,706,384	$922,706,384	1,854,432,678	$1,854,432,678
Shares issued to shareholders in payment of distributions declared	155,956	155,956	81,897	81,897
Shares redeemed	(913,679,653)	(913,679,653)	(1,774,158,196)	(1,774,158,196)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,182,687	$9,182,687	80,356,379	$80,356,379
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	998,092,110	$998,092,110	2,499,558,992	$2,499,558,992
Shares issued to shareholders in payment of distributions declared	334,128	334,128	1,028,015	1,028,015
Shares redeemed	(1,261,343,876)	(1,261,343,876)	(2,370,737,803)	(2,370,737,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(262,917,638)	$(262,917,638)	129,849,204	$129,849,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(334,910,112)	$(334,910,112)	(459,884,317)	$(459,884,317)

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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $1,930,480 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $49,711 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,013,413	$(100,146)	$(486,101)
Capital Shares	$511,856	$(4,250)	$(34,133)
TOTAL	$1,525,269	$(104,396)	$(520,234)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,931,600,000 and $2,682,945,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2012, the Fund's expenses were reduced by $107 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.06
Service Shares	$1,000	$1,000.20	$1.71[2]
Capital Shares	$1,000	$1,000.30	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.08	$1.07
Service Shares	$1,000	$1,023.43	$1.73[2]
Capital Shares	$1,000	$1,023.58	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Service Shares	0.34%
Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.31 and $2.34, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated municipal obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
47

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
48

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
49

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633

Q450197 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.7%
Municipal Notes	17.9%
Commercial Paper	1.6%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.9%
8-30 Days	1.2%
31-90 Days	2.4%
91-180 Days	7.8%
181 Days or more	6.9%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.2%[1,2]
	Alabama – 4.0%
$7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	7,325,000
6,000,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	6,000,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	8,440,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.220%, 2/2/2012	10,000,000
4,400,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.250%, 2/2/2012	4,400,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.120%, 2/1/2012	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.130%, 2/2/2012	15,000,000
5,900,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	5,900,000
3,725,000	East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	3,725,000
16,010,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.140%, 2/2/2012	16,010,000
9,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.140%, 2/2/2012	9,000,000
1,480,000	Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.140%, 2/2/2012	1,480,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/2/2012	4,350,000
9,800,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.120%, 2/1/2012	9,800,000
27,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.730%, 2/2/2012	27,000,000
	TOTAL	184,430,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Arizona – 0.1%
$4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.220%, 2/2/2012	4,000,000
		Arkansas – 0.5%
15,000,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	15,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	7,100,000
		TOTAL	22,100,000
		California – 9.7%
3,500,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.150%, 2/2/2012	3,500,000
2,730,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.250%, 2/2/2012	2,730,000
45,000,000		Big Bear Lake, CA IDRB, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 1.300%, 2/1/2012	45,000,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 2/2/2012	29,000,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.150%, 2/1/2012	205,000
2,230,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,230,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.120%, 2/2/2012	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	6,815,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.120%, 2/2/2012	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.120%, 2/2/2012	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.130%, 2/2/2012	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	2,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$1,910,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	1,910,000
7,975,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.160%, 2/1/2012	7,975,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.150%, 2/1/2012	2,545,000
2,425,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,425,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.150%, 2/1/2012	2,805,000
61,500,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	61,892,104
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,277,818
3,000,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.660%, 2/2/2012	3,000,000
4,035,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.230%, 2/2/2012	4,035,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.190%, 2/1/2012	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.130%, 2/2/2012	10,410,000
15,000		California Statewide CDA MFH, (Series 2007 G) Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 0.090%, 2/2/2012	15,000
1,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.070%, 2/2/2012	1,500,000
36,606,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.280%, 2/2/2012	36,606,000
1,660,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.110%, 2/2/2012	1,660,000
8,980,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.320%, 2/2/2012	8,980,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.110%, 2/1/2012	5,060,000
8,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	8,042,064
10,815,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	10,815,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York) 0.200%, 2/2/2012	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.200%, 2/2/2012	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.280%, 2/2/2012	60,695,000
11,090,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	11,090,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.27% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	22,580,000
		TOTAL	445,137,986
		Colorado – 1.6%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,020,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.160%, 2/2/2012	2,300,000
3,665,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	3,665,000
215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/2/2012	215,000
26,400,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.200%, 2/1/2012	26,400,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.110%, 2/2/2012	15,000,000
27,475,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	27,475,000
		TOTAL	76,075,000
		Connecticut – 1.7%
20,000,000		Bridgeport, CT, 2.00% TANs, 2/10/2012	20,007,980
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 2/2/2012	600,000
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,026,586
Semi-Annual Shareholder Report
5

Principal Amount			Value
$10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,017,801
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,044,340
12,000,000		Putnam, CT, 1.25% BANs, 1/16/2013	12,061,447
5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,458,162
		TOTAL	78,216,316
		Delaware – 0.3%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.3%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.110%, 2/2/2012	7,500,000
13,620,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	13,620,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.370%, 2/1/2012	23,965,000
12,100,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	12,100,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.200%, 2/2/2012	3,770,000
		TOTAL	60,955,000
		Florida – 5.8%
11,635,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	11,635,000
3,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	3,260,000
1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,055,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	9,750,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.460%, 2/1/2012	21,500,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$15,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.120%, 2/1/2012	15,000
14,270,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.120%, 2/1/2012	14,270,000
6,809,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	6,809,000
6,490,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	6,490,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.310%, 2/2/2012	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 2/2/2012	25,000,000
10,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/1/2012	10,500,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
40,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.410%, 2/2/2012	40,205,000
48,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.110%, 2/1/2012	48,785,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	9,445,000
		TOTAL	267,219,000
		Georgia – 6.0%
10,145,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.230%, 2/1/2012	10,145,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.140%, 2/2/2012	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.340%, 2/2/2012	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	11,002,287
Semi-Annual Shareholder Report
7

Principal Amount			Value
$81,800,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	81,800,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,300,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	11,000,000
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.450%, 2/1/2012	270,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	16,000,000
17,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	17,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 2/2/2012	8,800,000
2,300,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	2,300,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	3,800,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.130%, 2/1/2012	19,600,000
5,000,000		Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.670%, 2/1/2012	10,750,000
5,600,000		Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	5,600,000
19,000,000		Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/2/2012	19,000,000
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.120%, 2/1/2012	7,500,000
		TOTAL	276,147,287
Semi-Annual Shareholder Report
8

Principal Amount		Value
	Hawaii – 0.4%
$10,000,000	Hawaii State Airport System, (Series 2011), 2.00% Bonds, 7/1/2012	10,059,836
9,627,000	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.130%, 2/7/2012	9,627,000
	TOTAL	19,686,836
	Idaho – 1.1%
24,000,000	Idaho Housing And Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.150%, 2/1/2012	24,000,000
27,000,000	Idaho Housing And Finance Association (Class I Bonds)/(Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.150%, 2/1/2012	27,000,000
1,650,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.160%, 2/2/2012	1,650,000
	TOTAL	52,650,000
	Illinois – 2.1%
840,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.500%, 2/2/2012	840,000
1,280,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	1,280,000
16,360,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.130%, 2/2/2012	16,360,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.350%, 2/1/2012	14,000,000
7,868,000	Chicago, IL, (Series D-1), 0.32% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	7,868,000
9,000,000	Chicago, IL, (Series D-1), 0.35% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	9,000,000
1,345,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,345,000
375,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	375,000
2,450,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2012	2,450,000
800,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.510%, 2/2/2012	800,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.380%, 2/2/2012	4,490,000
2,700,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	2,700,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$3,770,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.810%, 2/2/2012	3,770,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.380%, 2/2/2012	3,695,000
2,400,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.880%, 2/1/2012	2,400,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.110%, 2/2/2012	6,700,000
7,165,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	7,165,000
780,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 1.510%, 2/2/2012	780,000
5,085,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.180%, 2/2/2012	5,085,000
1,200,000	Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.130%, 2/1/2012	1,200,000
3,590,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	3,590,000
1,400,000	Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/2/2012	1,400,000
465,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 2/2/2012	465,000
	TOTAL	97,758,000
	Indiana – 2.5%
4,100,000	Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	4,100,000
20,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	20,254,557
415,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	415,000
2,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	2,200,000
12,600,000	Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	12,600,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
$22,250,000	Indiana State Finance Authority, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 1.400%, 2/1/2012	22,250,000
7,795,000	Indiana State Finance Authority, IDRB (Series 2006A) Weekly VRDNs (IB & B LLC)/(BMO Harris Bank, N.A. LOC), 0.180%, 2/2/2012	7,795,000
1,690,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	1,690,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.220%, 2/2/2012	7,400,000
800,000	Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.220%, 2/1/2012	800,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.160%, 2/2/2012	6,000,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	1,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 2/2/2012	10,000,000
1,655,000	St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.240%, 2/1/2012	1,655,000
1,200,000	St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,200,000
900,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	900,000
	TOTAL	115,259,557
	Iowa – 0.4%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.380%, 2/2/2012	4,770,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	6,000,000
500,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 2/2/2012	500,000
	TOTAL	16,570,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		Kansas – 0.7%
$11,222,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	11,222,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 2/2/2012	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.110%, 2/2/2012	9,285,000
9,430,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.110%, 2/2/2012	9,430,000
		TOTAL	33,367,000
		Kentucky – 1.7%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 2/2/2012	5,500,000
3,440,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.510%, 2/1/2012	3,440,000
20,000,000		Kentucky Housing Corp., (2005 Series L) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.110%, 2/1/2012	20,000,000
15,425,000		Kentucky Housing Corp., (2006 Series C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.110%, 2/1/2012	15,425,000
9,500,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.510%, 2/1/2012	9,500,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.170%, 2/2/2012	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.110%, 2/2/2012	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.130%, 2/2/2012	10,000,000
		TOTAL	79,605,000
		Louisiana – 0.7%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/1/2012	4,900,000
6,645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/ (Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	6,645,000
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/1/2012	4,735,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.120%, 2/2/2012	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.140%, 2/2/2012	4,630,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	7,500,000
		TOTAL	33,410,000
		Maine – 0.2%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/1/2012	3,100,000
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/1/2012	7,420,000
		TOTAL	10,520,000
		Maryland – 2.9%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 2/1/2012	465,000
420,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	420,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.130%, 2/1/2012	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.130%, 2/1/2012	7,500,000
49,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	49,890,000
29,050,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	29,050,000
4,245,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	4,245,000
15,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.20% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	15,000,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.280%, 2/3/2012	550,000
1,560,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/3/2012	1,560,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
$1,820,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.240%, 2/2/2012	1,820,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.390%, 2/2/2012	13,185,000
3,405,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.110%, 2/3/2012	3,405,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%,2/1/2012	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,000,000
		TOTAL	135,029,000
		Massachusetts – 1.0%
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,160,586
22,250,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 2/1/2012	22,250,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 2/23/2012	5,000,000
2,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.070%, 2/2/2012	2,000,000
		TOTAL	45,410,586
		Michigan – 2.5%
8,575,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	8,575,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.350%, 2/2/2012	5,500,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	1,765,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.210%, 2/1/2012	6,000,000
3,650,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program)/(Fifth Third Bank, Cincinnati LOC), 0.210%, 2/1/2012	3,650,000
38,335,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 2/2/2012	38,335,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.180%, 2/2/2012	4,680,000
2,990,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.410%, 2/2/2012	2,990,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	3,000,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/2/2012	6,945,000
32,580,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 2/2/2012	32,580,000
		TOTAL	114,020,000
		Minnesota – 2.0%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	600,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	1,600,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	6,000,000
1,000,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.120%, 2/2/2012	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.120%, 2/2/2012	1,700,000
1,360,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.350%, 2/2/2012	1,360,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.200%, 2/3/2012	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	4,820,000
485,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	485,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
$6,990,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.250%, 2/3/2012	6,990,000
		TOTAL	91,995,000
		Mississippi – 1.2%
7,925,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/ (Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	7,925,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,770,000
6,900,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.140%, 2/2/2012	6,900,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	6,075,000
3,820,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	3,820,000
		TOTAL	53,490,000
		Missouri – 0.0%
315,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.310%, 2/2/2012	315,000
		Montana – 0.1%
3,975,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406R) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 2/2/2012	3,975,000
		Multi-State – 14.1%
27,500,000	[3,4]	BlackRock MuniEnhanced Fund, Inc., (1,425 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	27,500,000
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, (2746 Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.280%, 2/2/2012	25,000,000
28,000,000	[3,4]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York) 0.220%, 2/2/2012	28,000,000
15,924,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	15,924,000
51,040,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	51,040,000
2,725,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	2,725,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$12,593,583	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	12,593,583
21,465,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/ (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.230%, 2/2/2012	21,465,000
73,940,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	73,940,000
10,420,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	10,420,000
18,350,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	18,350,000
24,706,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 2/2/2012	24,706,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.230%, 2/2/2012	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 2/2/2012	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs (GTD by Deutsche Bank AG), 0.250%, 2/2/2012	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012,	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.230%, 2/2/2012	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.210%, 2/2/2012	25,000,000
		TOTAL	647,263,583
		Nebraska – 0.4%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/2/2012	10,720,000
 Semi-Annual Shareholder Report
17

Principal Amount			Value
$5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.120%, 2/1/2012	5,700,000
		TOTAL	20,070,000
		Nevada – 1.5%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,211,830
8,000,000		Clark County, NV, Highway Revenue (Motor Vehicle Fuel Tax) (Series 2008B), 0.90% CP (BNP Paribas SA LOC), Mandatory Tender 2/2/2012	8,000,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	19,295,000
		TOTAL	67,506,830
		New Hampshire – 0.0%
1,120,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2012	1,120,000
		New Jersey – 2.0%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.220%, 2/2/2012	9,000,000
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,516,428
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,027,266
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,266,879
6,315,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 1.020%, 2/1/2012	6,315,000
7,135,177		Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,136,693
11,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	11,066,770
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,000,261
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,061,217
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,023,713
		TOTAL	93,414,227
		New Mexico – 0.5%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	3,200,000
1,400,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.340%, 2/1/2012	1,400,000
Semi-Annual Shareholder Report
18

Principal Amount		Value
$7,850,000	New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/1/2012	7,850,000
5,420,000	New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 2/1/2012	5,420,000
	TOTAL	21,370,000
	New York – 9.1%
16,000,000	Albany, NY, 1.25% BANs, 7/6/2012	16,057,716
10,000,000	Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,024,294
13,500,000	Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,546,654
6,824,900	Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,844,717
5,590,000	Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.140%, 2/2/2012	5,590,000
16,000,000	Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,046,998
34,250,000	Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.480%, 2/2/2012	34,250,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,045,699
32,450,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (KBC Bank N.V. LIQ), 0.950%, 2/1/2012	32,450,000
4,600,000	New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.330%, 2/2/2012	4,600,000
27,000,000	New York City Housing Development Corp., (Series J-1), 0.35% TOBs, Mandatory Tender 7/13/2012	27,000,000
25,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 2/1/2012	25,000,000
26,000,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.240%, 2/2/2012	26,000,000
1,700,000	New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.230%, 2/2/2012	1,700,000
25,700,000	New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	25,700,000
20,000,000	New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 1.000%, 2/1/2012	20,000,000
10,000,000	New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.120%, 2/1/2012	10,000,000
30,000,000	New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,218,234
Semi-Annual Shareholder Report
19

Principal Amount			Value
$21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.200%, 2/2/2012	21,000,000
31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 2/2/2012	31,000,000
3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.160%, 2/1/2012	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,802,038
13,995,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	14,069,571
3,895,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/1/2012	3,895,000
12,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	12,000,000
		TOTAL	417,265,921
		North Carolina – 2.0%
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.320%, 2/2/2012	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.240%, 2/1/2012	4,600,000
6,580,000		North Carolina HFA, (Series 15-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.110%, 2/1/2012	6,580,000
17,780,000		North Carolina HFA, (Series 17-C) Weekly VRDNs (TD Bank, N.A. LIQ), 0.110%, 2/1/2012	17,780,000
530,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	530,000
3,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,000,000
10,000,000		Pender County, NC, 0.50% BANs, 4/4/2012	10,001,702
13,800,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 2/1/2012	13,800,000
7,000,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	7,000,000
5,765,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.140%, 2/2/2012	5,765,000
		TOTAL	93,666,702
		North Dakota – 0.9%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/1/2012	30,000,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.160%, 2/2/2012	415,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.160%, 2/2/2012	12,240,000
		TOTAL	42,655,000
		Ohio – 1.7%
5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,011,950
20,920,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 2/3/2012	20,920,000
30,300,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	30,300,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.180%, 2/1/2012	18,800,000
2,000,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/1/2012	2,000,000
		TOTAL	77,031,950
		Oklahoma – 0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.600%, 2/1/2012	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/ (JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	8,000,000
13,586,634	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/ (Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	13,586,634
		TOTAL	26,786,634
		Oregon – 1.0%
5,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 1.150%, 2/2/2012	5,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	500,000
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (KBC Bank N.V. LIQ), 1.650%, 2/2/2012	20,000,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	10,000,000
		TOTAL	45,500,000
Semi-Annual Shareholder Report
21

Principal Amount		Value
	Rhode Island – 0.3%
$9,000,000	Newport, RI, 1.50% BANs, 7/6/2012	9,043,928
6,300,000	Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.500%, 2/1/2012	6,300,000
	TOTAL	15,343,928
	South Carolina – 2.4%
10,000,000	Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.190%, 2/1/2012	10,000,000
5,600,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.120%, 2/1/2012	5,600,000
25,000,000	Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 2/1/2012	25,000,000
12,000,000	South Carolina Association of Governmental Organizations, (Series A), 1.50% TANs, 4/13/2012	12,029,836
10,000,000	South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/1/2012	10,000,000
3,000,000	South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	3,000,000
6,225,000	South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	6,225,000
13,700,000	South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.410%, 2/1/2012	13,700,000
8,145,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.370%, 2/1/2012	8,145,000
6,935,000	South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.110%, 2/2/2012	6,935,000
12,270,000	South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/2/2012	12,270,000
	TOTAL	112,904,836
	South Dakota – 0.3%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.210%, 2/2/2012	8,410,000
4,000,000	South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.180%, 2/2/2012	4,000,000
	TOTAL	12,410,000
	Tennessee – 1.5%
13,435,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	13,435,000
5,000,000	Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.180%, 2/1/2012	5,000,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
$3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	3,500,000
5,590,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 2/2/2012	5,590,000
175,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/2/2012	175,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	7,500,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	8,500,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	16,150,000
9,750,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.200%, 2/2/2012	9,750,000
		TOTAL	69,600,000
		Texas – 6.1%
49,100,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.810%, 2/2/2012	49,100,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	8,200,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.170%, 2/2/2012	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/2/2012	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.130%, 2/2/2012	3,000,000
11,940,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.350%, 2/2/2012	11,940,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
$14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	14,370,000
20,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2012	20,000
9,730,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 2/2/2012	9,730,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,290,413
7,190,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.130%, 2/1/2012	7,190,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/2/2012	52,000,000
		TOTAL	279,665,413
		Utah – 0.1%
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.220%, 2/2/2012	1,290,000
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	1,100,000
		TOTAL	2,390,000
		Vermont – 1.6%
5,600,000		Vermont HFA, (Series 19B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	5,600,000
8,300,000		Vermont HFA, (Series 21) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	8,300,000
11,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.120%, 2/1/2012	11,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.270%, 2/1/2012	14,500,000
34,800,000		Vermont State Student Assistance Corp., (Series 2008C-2) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.140%, 2/2/2012	34,800,000
		TOTAL	75,000,000
		Virginia – 0.1%
1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.580%, 2/2/2012	1,000,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 2/2/2012	1,800,000
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Principal Amount			Value
$3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/2/2012	3,000,000
		TOTAL	5,800,000
		Washington – 1.4%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,400,000
365,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.230%, 2/2/2012	365,000
2,125,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.150%, 2/2/2012	2,125,000
7,445,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	7,445,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 2/2/2012	2,940,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	1,000,000
5,345,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.140%, 2/1/2012	5,345,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.380%, 2/2/2012	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 2/2/2012	4,500,000
2,835,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.170%, 2/2/2012	2,835,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	2,250,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.110%, 2/2/2012	5,350,000
5,000,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(FHLB of San Francisco LOC), 0.120%, 2/2/2012	5,000,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.130%, 2/2/2012	3,560,000
		TOTAL	62,490,000
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Principal Amount		Value
	West Virginia – 0.4%
$5,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.35% CP (Virginia Electric & Power Co.), Mandatory Tender 3/1/2012	5,000,000
3,760,000	Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.110%, 2/2/2012	3,760,000
10,000,000	West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.100%, 2/2/2012	10,000,000
	TOTAL	18,760,000
	Wisconsin – 1.2%
9,500,000	Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.330%, 2/2/2012	9,500,000
4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 2/2/2012	4,000,000
3,150,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.240%, 2/2/2012	3,150,000
4,810,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	4,810,000
1,590,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.180%, 2/2/2012	1,590,000
1,500,000	Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 2/2/2012	1,500,000
7,265,000	Wisconsin Housing & EDA, (Series 2003C) Weekly VRDNs (FHLB of Chicago LIQ), 0.120%, 2/1/2012	7,265,000
22,865,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.180%, 2/1/2012	22,865,000
	TOTAL	54,680,000
	Wyoming – 0.5%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/1/2012	22,700,000
	TOTAL MUNICIPAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	4,614,736,592
	OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(9,711,741)
	TOTAL NET ASSETS — 100%	$4,605,024,851

Securities that are subject to the federal alternative minimum tax (AMT) represent 68.8% of the portfolio as calculated based upon total market value.

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26

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,189,496,217, which represented 25.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $1,189,496,217, which represented 25.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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27

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Communities Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
P-FLOATS	— Puttable Floating Option Tax-Exempt Receipts
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCRB	— Pollution Control Revenue Bond
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.003	0.015	0.029	0.035
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.003	0.015	0.029	0.035
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Distributions from net realized gain on investments	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.003)	(0.015)	(0.029)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.20%	0.27%	1.52%	2.92%	3.57%
Ratios to Average Net Assets:
Net expenses	0.21%[3,4]	0.21%[4]	0.22%	0.22%[4]	0.18%[4]	0.18%
Net investment income	0.13%[3]	0.20%	0.26%	1.41%	2.94%	3.48%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,721,329	$2,802,916	$3,472,460	$2,950,672	$3,192,965	$4,067,288
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.21%, 0.22% and 0.18% for the six months ended January 31, 2012 and for the years ended July 31, 2011, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$4,614,736,592
Income receivable		6,070,805
Receivable for shares sold		385
TOTAL ASSETS		4,620,807,782
Liabilities:
Payable for investments purchased	$11,066,770
Payable for shares redeemed	1,410,843
Bank overdraft	2,968,925
Income distribution payable	77,094
Payable for Directors'/Trustees' fees	7,523
Payable for shareholder services fee (Note 4)	153,112
Accrued expenses	98,664
TOTAL LIABILITIES		15,782,931
Net assets for 4,605,034,097 shares outstanding		$4,605,024,851
Net Assets Consist of:
Paid-in capital		$4,605,013,786
Accumulated net realized gain on investments		21,082
Distributions in excess of net investment income		(10,017)
TOTAL NET ASSETS		$4,605,024,851
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,721,328,695 ÷ 2,720,295,210 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$862,013,025 ÷ 862,540,846 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,021,683,131 ÷ 1,022,198,041 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$8,766,024
Expenses:
Investment adviser fee (Note 4)		$5,053,333
Administrative fee (Note 4)		1,972,504
Custodian fees		86,115
Transfer and dividend disbursing agent fees and expenses		30,926
Directors'/Trustees' fees		17,004
Auditing fees		10,222
Legal fees		7,898
Portfolio accounting fees		93,171
Shareholder services fee (Note 4)		1,525,269
Account administration fee (Note 2)		200,673
Share registration costs		88,341
Printing and postage		29,321
Insurance premiums		7,572
Miscellaneous		13,590
TOTAL EXPENSES		9,135,939
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,930,480)
Waiver of administrative fee (Note 4)	(49,711)
Waiver of shareholder services fee (Note 4)	(520,234)
Reimbursement of shareholder services fee (Note 4)	(104,396)
Reduction of custodian fees (Note 5)	(107)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(2,604,928)
Net expenses			6,531,011
Net investment income			2,235,013
Net realized gain on investments			42,540
Change in net assets resulting from operations			$2,277,553

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,235,013	$8,113,587
Net realized gain on investments	42,540	737,407
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,277,553	8,850,994
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,961,389)	(6,704,737)
Service Shares	(45,531)	(93,690)
Capital Shares	(235,269)	(1,147,704)
Distributions from net realized gain on investments
Institutional Shares	(430,701)	—
Service Shares	(132,767)	—
Capital Shares	(157,254)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,962,911)	(7,946,131)
Share Transactions:
Proceeds from sale of shares	8,203,529,394	17,587,565,747
Net asset value of shares issued to shareholders in payment of distributions declared	2,093,896	5,570,706
Cost of shares redeemed	(8,540,533,402)	(18,053,020,770)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(334,910,112)	(459,884,317)
Change in net assets	(335,595,470)	(458,979,454)
Net Assets:
Beginning of period	4,940,620,321	5,399,599,775
End of period (including distributions in excess of net investment income of $(10,017) and $(2,841), respectively)	$4,605,024,851	$4,940,620,321

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$123,356
Capital Shares	$77,317
TOTAL	$200,673
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,282,730,900	$6,282,730,900	13,233,574,077	$13,233,574,077
Shares issued to shareholders in payment of distributions declared	1,603,812	1,603,812	4,460,794	4,460,794
Shares redeemed	(6,365,509,873)	(6,365,509,873)	(13,908,124,771)	(13,908,124,771)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(81,175,161)	$(81,175,161)	(670,089,900)	$(670,089,900)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	922,706,384	$922,706,384	1,854,432,678	$1,854,432,678
Shares issued to shareholders in payment of distributions declared	155,956	155,956	81,897	81,897
Shares redeemed	(913,679,653)	(913,679,653)	(1,774,158,196)	(1,774,158,196)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9,182,687	$9,182,687	80,356,379	$80,356,379
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	998,092,110	$998,092,110	2,499,558,992	$2,499,558,992
Shares issued to shareholders in payment of distributions declared	334,128	334,128	1,028,015	1,028,015
Shares redeemed	(1,261,343,876)	(1,261,343,876)	(2,370,737,803)	(2,370,737,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(262,917,638)	$(262,917,638)	129,849,204	$129,849,204
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(334,910,112)	$(334,910,112)	(459,884,317)	$(459,884,317)

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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $1,930,480 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $49,711 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,013,413	$(100,146)	$(486,101)
Capital Shares	$511,856	$(4,250)	$(34,133)
TOTAL	$1,525,269	$(104,396)	$(520,234)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,931,600,000 and $2,682,945,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. EXPENSE Reduction

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2012, the Fund's expenses were reduced by $107 under these arrangements.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.80	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.08	$1.07
1	Expenses are equal to the Fund's annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract – May 2011

Federated municipal obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

41

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

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were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N658

34427 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	PCOXX
Service*	PRCXX
Capital**	PCCXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	45.0%
Commercial Paper and Notes	41.3%
Variable Rate Demand Instruments	12.0%
Repurchase Agreements	1.8%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.4%[4]
8-30 Days	34.4%
31-90 Days	25.0%
91-180 Days	4.2%
181 Days or more	1.1%
Other Assets and Liabilities — Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds, corporate note, loan participation and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.9% of the Fund's portfolio.
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Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.0%
		Finance - Automotive – 0.7%
$11,253,148		Ally Auto Receivables Trust 2011-4, Class A1, 0.315%, 9/17/2012	11,253,148
8,756,991		Ally Auto Receivables Trust 2011-5, Class A1, 0.426%, 11/15/2012	8,756,991
25,000,000		Ally Auto Receivables Trust 2012-1, Class A1, 0.485%, 1/15/2013	25,000,000
6,703,482		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	6,703,482
7,366,388	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	7,366,388
5,990,051		Harley-Davidson Motorcycle Trust 2011-1, Class A1, 0.289%, 9/4/2012	5,990,051
23,633,136		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	23,633,136
80,000,000		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	80,000,000
		TOTAL	168,703,196
		Finance - Retail – 1.3%
48,500,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.412%, 2/21/2012	48,500,000
57,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.482%, 2/21/2012	57,000,000
100,000,000	[1,2,3]	Gracechurch Mortgage Finance PLC 2011-1, Class 1A, 0.481%, 2/21/2012	100,000,000
100,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.447%, 2/15/2012	100,000,000
		TOTAL	305,500,000
		TOTAL ASSET-BACKED SECURITIES	474,203,196
		Bank Note – 0.1%
		Finance - Banking – 0.1%
15,000,000		Bank of America N.A., 0.560%, 3/19/2012	15,000,000
		Certificates of Deposit – 41.9%
		Finance - Banking – 41.9%
400,000,000	[3]	Bank of Montreal, 0.460%, 2/29/2012	400,000,000
150,000,000	[3]	Bank of Montreal, 0.545%, 2/14/2012	150,000,000
600,000,000	[3]	Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	600,000,000
1,200,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400% — 0.500%, 2/6/2012 — 4/19/2012	1,200,002,247
335,000,000		Barclays Bank PLC, 0.500% — 0.600%, 3/2/2012 — 4/5/2012	335,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	300,000,000
480,000,000		Commonwealth Bank of Australia, 0.335%, 2/28/2012	480,001,799
220,000,000		Credit Suisse, Zurich, 0.380% — 0.450%, 2/10/2012 — 4/10/2012	220,000,000
75,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	75,000,000
125,000,000	[3]	Credit Suisse, Zurich, 0.610%, 4/25/2012	125,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
$50,000,000	[3]	Deutsche Bank AG, 0.495%, 2/6/2012	50,000,204
662,500,000		Deutsche Bank AG, 0.500%, 2/9/2012 — 4/23/2012	662,500,000
100,000,000	[3]	Deutsche Bank AG, 0.729%, 2/21/2012	100,000,000
270,000,000		Lloyds TSB Bank PLC, London, 0.250%, 2/8/2012	270,000,000
1,087,000,000		Mizuho Corporate Bank Ltd., 0.420% — 0.480%, 2/1/2012 — 4/19/2012	1,087,000,000
95,000,000		Mizuho Corporate Bank Ltd., 0.545%, 4/30/2012	94,872,175
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/2/2012	150,000,000
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.540%, 3/9/2012	100,000,000
200,000,000		National Australia Bank Ltd., Melbourne, 0.650%, 5/25/2012	200,000,000
200,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.372%, 2/24/2012	199,997,711
120,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	120,000,000
175,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.395%, 2/2/2012	175,000,000
325,000,000		Rabobank Nederland NV, Utrecht, 0.460% — 0.660%, 4/5/2012 — 5/16/2012	325,000,000
100,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	100,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	73,000,000
75,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	75,000,000
80,000,000	[3]	Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	80,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.653%, 2/6/2012	250,000,000
600,000,000		Svenska Handelsbanken, Stockholm, 0.400%, 2/6/2012 — 2/13/2012	600,000,208
200,000,000	[3]	Toronto Dominion Bank, 0.495%, 2/9/2012	200,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	300,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.542%, 2/2/2012	50,000,000
224,502,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.375%, 2/16/2012	224,479,613
300,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.445%, 2/13/2012	300,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	200,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,871,853,957
		Collateralized Loan Agreements – 16.9%
		Finance - Banking – 16.9%
470,000,000		Barclays Capital, Inc., 0.507% — 0.689%, 2/3/2012 — 4/26/2012	470,000,000
700,000,000	[3]	Citigroup Global Markets, Inc., 0.507% — 0.994%, 2/1/2012 — 3/9/2012	700,000,000
460,000,000		Credit Suisse Securities (USA) LLC, 0.284% — 0.963%, 2/1/2012 — 4/27/2012	460,000,000
175,000,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	175,000,000
325,000,000		J.P. Morgan Securities LLC, 0.355% — 0.406%, 2/1/2012	325,000,000
550,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385% — 0.456%, 2/1/2012	550,000,000
498,000,000		RBC Capital Markets, LLC, 0.172% — 0.659%, 2/1/2012 — 4/3/2012	498,000,000
500,000,000	[3]	RBS Securities, Inc., 0.500%, 2/1/2012	500,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
$300,000,000		Wells Fargo Securities, LLC, 0.304% — 0.487%, 2/1/2012 — 4/16/2012	300,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,978,000,000
		Commercial Paper – 20.1%[4]
		Aerospace / Auto – 0.4%
95,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.582%, 5/11/2012	94,846,944
		Finance - Automotive – 1.1%
95,450,000		FCAR Owner Trust, (A1+/P1 Series), 0.552%, 7/2/2012	95,228,344
174,000,000		FCAR Owner Trust, (A1/P1 Series), 0.310%, 4/2/2012	173,908,602
		TOTAL	269,136,946
		Finance - Banking – 13.9%
126,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	126,215,375
125,000,000	[1,2]	Commonwealth Bank of Australia, 0.602%, 6/7/2012	124,735,417
30,000,000	[3]	Fairway Finance Co. LLC, 0.335%, 2/6/2012	30,000,000
105,000,000	[1,2]	Grampian Funding LLC, 0.260%, 2/16/2012	104,988,625
90,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.721%, 4/5/2012	89,884,800
1,220,000,000		ING (U.S.) Funding LLC, 0.451% — 0.586%, 2/13/2012 — 4/17/2012	1,218,871,710
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.178%, 2/6/2012	11,792,000
12,950,000	[1,2]	Mizuho Funding LLC, 0.440%, 4/5/2012	12,939,870
550,000,000	[1,2]	National Australia Funding (Delaware) Inc., 0.250% — 0.300%, 2/17/2012 — 3/1/2012	549,912,778
75,000,000	[1,2]	Northern Pines Funding LLC, 0.471%, 4/30/2012	74,912,854
400,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 2/1/2012	400,000,000
25,000,000	[1,2]	Surrey Funding Corporation, 0.451%, 4/10/2012	24,978,437
300,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	299,947,500
210,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.300%, 4/20/2012	209,861,750
		TOTAL	3,279,041,116
		Finance - Commercial – 1.0%
250,000,000		General Electric Capital Corp., 0.200% — 0.200%, 2/22/2012 — 2/28/2012	249,969,167
		Finance - Retail – 3.7%
286,500,000	[1,2]	Alpine Securitization Corp., 0.420% — 0.491%, 2/6/2012 — 2/27/2012	286,433,222
143,000,000	[1,2]	Salisbury Receivables Company LLC, 0.400% — 0.420%, 2/6/2012 — 5/2/2012	142,907,542
Semi-Annual Shareholder Report
4

Principal Amount			Value
$435,000,000	[1,2]	Sheffield Receivables Corp., 0.370% — 0.451%, 2/1/2012 — 4/4/2012	434,875,719
		TOTAL	864,216,483
		TOTAL COMMERCIAL PAPER	4,757,210,656
		Corporate Bonds – 1.8%
		Finance - Banking – 0.6%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2012	150,000,000
		Finance - Commercial – 1.2%
9,242,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	9,230,218
330,000		General Electric Capital Corp., 3.500%, 8/13/2012	334,670
3,000,000		General Electric Capital Corp., 4.000%, 2/15/2012	3,004,044
659,000		General Electric Capital Corp., 4.250%, 6/15/2012	667,681
155,671,000		General Electric Capital Corp., 5.250%, 10/19/2012	160,544,611
10,000,000		General Electric Capital Corp., 5.250%, 2/21/2012	10,025,948
15,000,000		General Electric Capital Corp., 5.875%, 2/15/2012	15,030,750
74,164,000		General Electric Capital Corp., 6.000%, 6/15/2012	75,635,725
		TOTAL	274,473,647
		TOTAL CORPORATE BONDS	424,473,647
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
500,000		General Electric Capital Corp., 5.000%, 4/10/2012	504,115
		Loan Participation – 0.3%
		Chemicals – 0.3%
75,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 2/27/2012	75,000,000
		Municipal Bonds – 0.2%
		University – 0.2%
30,000,000	[3]	University of California, (Series 2011 Y-2), 0.375%, 2/1/2012	30,000,000
5,000,000	[3]	University of California, (Series 2011 Y-2), 0.375%, 2/1/2012	5,000,000
23,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	23,000,000
		TOTAL MUNICIPAL BONDS	58,000,000
		Notes - Variable – 12.0%[3]
		Finance - Banking – 11.3%
28,625,000		Akron, Bath & Copley, OH Joint Township, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/1/2012	28,625,000
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	2,000,000
7,680,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 2/2/2012	7,680,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.080%, 2/1/2012	1,000,000
215,000,000		Australia & New Zealand Banking Group, Melbourne, 0.445%, 2/6/2012	215,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	200,000,000
15,000,000		Bank of Montreal, 0.553%, 2/14/2012	15,000,361
405,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	405,000
43,205,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	43,205,000
760,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	760,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.080%, 2/1/2012	36,460,000
50,185,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.090%, 2/2/2012	50,185,000
9,490,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.240%, 2/2/2012	9,490,000
1,734,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	1,734,000
5,345,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	5,345,000
682,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	682,000
804,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/2/2012	804,000
2,135,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	2,135,000
1,002,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	1,002,000
7,000,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	7,000,000
11,040,000	[1,2]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534), (GTD by Deutsche Bank AG), 0.180%, 2/2/2012	11,040,000
10,830,000	[1,2]	Chicago, IL, SPEARs (Series DB-494), 0.180%, 2/2/2012	10,830,000
250,000,000		Commonwealth Bank of Australia, 0.554%, 3/7/2012	249,983,815
71,830,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	71,830,000
16,310,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.230%, 2/2/2012	16,310,000
14,935,000	[1,2]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467), (GTD by Deutsche Bank AG), 0.200%, 2/2/2012	14,935,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$3,230,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	3,230,000
10,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 1.460%, 2/1/2012	10,000
8,025,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.230%, 2/2/2012	8,025,000
4,655,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.200%, 2/2/2012	4,655,000
5,660,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	5,660,000
8,365,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	8,365,000
21,050,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	21,050,000
47,460,000		Houston, TX Combined Utility System, (Series 2004B-5), (Lloyds TSB Bank PLC, London LOC), 0.060%, 2/2/2012	47,460,000
83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.090%, 2/2/2012	83,700,000
6,000,000		Illinois Finance Authority, (Series 2008B), (Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	6,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B), 0.080%, 2/1/2012	57,525,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.230%, 2/2/2012	9,915,000
250,000,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	250,000,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2012	200,000
4,845,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	4,845,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.160%, 2/2/2012	24,330,000
16,080,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	16,080,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.100%, 2/2/2012	15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.100%, 2/2/2012	11,125,000
36,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	36,050,000
38,410,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.080%, 2/2/2012	38,410,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.080%, 2/2/2012	33,250,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.140%, 2/2/2012	10,330,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.160%, 2/2/2012	21,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$60,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.110%, 2/1/2012	60,000,000
23,875,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.060%, 2/1/2012	23,875,000
2,380,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.450%, 2/2/2012	2,380,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2012	2,565,000
68,375,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.070%, 2/2/2012	68,375,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	26,670,000
5,930,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	5,930,000
26,905,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.070%, 2/2/2012	26,905,000
20,380,000		Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.080%, 2/1/2012	20,380,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	21,220,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.421%, 2/29/2012	50,004,049
310,000,000		Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	310,000,000
2,895,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.400%, 2/2/2012	2,895,000
13,000,000		Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.080%, 2/1/2012	13,000,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.060%, 2/1/2012	350,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.180%, 2/3/2012	10,580,000
46,060,000		Sacramento, CA Municipal Utility District, (Series 2008J), (Bank of America N.A. LOC), 0.060%, 2/2/2012	46,060,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	18,965,000
9,100,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	9,100,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	105,000,000
14,125,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	14,125,000
16,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.080%, 2/1/2012	16,500,000
1,675,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.250%, 2/3/2012	1,675,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$500,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.600%, 2/2/2012	500,000
3,570,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.230%, 2/1/2012	3,570,000
10,600,000		West Memphis IDRB, S-B Power Tool Project, (Series 2000 A), (JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/2/2012	10,600,000
2,310,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.450%, 2/2/2012	2,310,000
12,195,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	12,195,000
40,900,000		Wisconsin State HEFA, (Series B-2), (Insured by Assured Guaranty Municipal Corp.), 0.140%, 2/2/2012	40,900,000
14,540,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	14,540,000
		TOTAL	2,660,825,225
		Finance - Commercial – 0.6%
23,400,000		General Electric Capital Corp., 0.633%, 3/15/2012	23,400,744
103,800,000		General Electric Capital Corp., 0.660%, 3/12/2012	103,790,695
1,000,000		General Electric Capital Corp., 0.727%, 4/27/2012	999,131
7,085,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.270%, 2/2/2012	7,085,000
		TOTAL	135,275,570
		Government Agency – 0.0%
6,675,000		The LaVonne V. Johnson Irrevocable Life Insurance Trust, (Series 2011), (FHLB of Atlanta LOC), 0.230%, 2/2/2012	6,675,000
		Insurance – 0.1%
20,500,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Insured by Assured Guaranty Municipal Corp.), 0.120%, 2/1/2012	20,500,000
		TOTAL NOTES - VARIABLE	2,823,275,795
		Time Deposit – 3.0%
		Finance - Banking – 3.0%
700,000,000		UBS AG, 0.150%, 2/1/2012	700,000,000
		Repurchase Agreements – 1.8%
185,734,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	185,734,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
$250,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, Paris will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,734,010,156.	250,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	435,734,000
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	23,613,255,366
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(33,618,801)
	TOTAL NET ASSETS — 100%	$23,579,636,565
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $2,564,847,977, which represented 10.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $2,564,847,977, which represented 10.9% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Semi-Annual Shareholder Report

10

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.016	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.016	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.016)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.18%	0.19%	1.58%	4.09%	5.33%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.22%	0.18%	0.18%
Net investment income	0.16%[3]	0.17%	0.20%	1.37%	3.85%	5.20%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,625,808	$21,021,890	$17,271,503	$14,086,196	$10,476,830	$5,428,996
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	1.33%	3.83%	5.07%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.37%	0.39%	0.47%	0.43%	0.43%
Net investment income	0.01%[3]	0.01%	0.02%	1.22%	3.70%	4.95%
Expense waiver/reimbursement[4]	0.18%[3]	0.16%	0.15%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$967,160	$969,180	$1,176,540	$2,172,963	$2,120,381	$1,913,630
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.015	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.015	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.015)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.08%	0.10%	1.48%	3.99%	5.23%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.31%	0.32%	0.28%	0.28%
Net investment income	0.06%[3]	0.07%	0.10%	1.40%	3.83%	5.10%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,986,669	$1,630,823	$1,142,742	$1,523,322	$1,495,405	$982,594
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$23,613,255,366
Income receivable		11,556,447
Receivable for investments sold		6,560,004
Receivable for shares sold		2,183,419
TOTAL ASSETS		23,633,555,236
Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	1,971,597
Bank overdraft	41,687
Capital gains distribution payable	6,239
Income distribution payable	1,259,873
Payable for Directors'/Trustees' fees	11,836
Payable for shareholder services fee (Note 4)	272,227
Accrued expenses	355,212
TOTAL LIABILITIES		53,918,671
Net assets for 23,579,679,687 shares outstanding		$23,579,636,565
Net Assets Consist of:
Paid-in capital		$23,579,659,930
Distributions in excess of net investment income		(23,365)
TOTAL NET ASSETS		$23,579,636,565
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$20,625,807,740 ÷ 20,625,526,991 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$967,159,511 ÷ 967,630,416 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,986,669,314 ÷ 1,986,522,280 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$41,197,464
Expenses:
Investment adviser fee (Note 4)		$22,536,268
Administrative fee (Note 4)		8,796,465
Custodian fees		479,510
Transfer and dividend disbursing agent fees and expenses		49,021
Directors'/Trustees' fees		85,888
Auditing fees		10,222
Legal fees		2,756
Portfolio accounting fees		95,224
Shareholder services fee (Note 4)		1,745,316
Account administration fee (Note 2)		552,786
Share registration costs		94,292
Printing and postage		30,630
Insurance premiums		23,736
Miscellaneous		45,947
TOTAL EXPENSES		34,548,061
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(8,940,137)
Waiver of administrative fee	(221,415)
Waiver of shareholder services fee	(472,698)
Reimbursement of shareholder services fee	(100,803)
TOTAL WAIVERS AND REIMBURSEMENT		(9,735,053)
Net expenses			24,813,008
Net investment income			16,384,456
Net realized gain on investments			3,875
Change in net assets resulting from operations			$16,388,331

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,384,456	$37,416,470
Net realized gain on investments	3,875	3,683
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,388,331	37,420,153
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,793,681)	(36,284,816)
Service Shares	(56,113)	(113,641)
Capital Shares	(554,109)	(1,094,962)
Distributions from net realized gain on investments
Institutional Shares	(5,899)	(3,691)
Service Shares	(397)	(214)
Capital Shares	(554)	(254)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,410,753)	(37,497,578)
Share Transactions:
Proceeds from sale of shares	45,848,849,662	113,416,324,511
Net asset value of shares issued to shareholders in payment of distributions declared	10,997,905	23,031,957
Cost of shares redeemed	(45,902,081,216)	(109,408,171,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,233,649)	4,031,184,931
Change in net assets	(42,256,071)	4,031,107,506
Net Assets:
Beginning of period	23,621,892,636	19,590,785,130
End of period (including distributions in excess of net investment income of $(23,365) and $(3,918), respectively)	$23,579,636,565	$23,621,892,636

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income and realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$260,449
Capital Shares	$292,337
TOTAL	$552,786

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	40,939,771,921	$40,939,771,921	104,760,896,499	$104,760,896,499
Shares issued to shareholders in payment of distributions declared	10,703,928	10,703,928	22,383,615	22,383,615
Shares redeemed	(41,346,539,850)	(41,346,539,850)	(101,032,825,874)	(101,032,825,874)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(396,064,001)	$(396,064,001)	3,750,454,240	$3,750,454,240
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,268,915,002	$2,268,915,002	4,463,664,547	$4,463,664,547
Shares issued to shareholders in payment of distributions declared	31,341	31,341	62,552	62,552
Shares redeemed	(2,270,961,748)	(2,270,961,748)	(4,671,077,521)	(4,671,077,521)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,015,405)	$(2,015,405)	(207,350,422)	$(207,350,422)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,640,162,739	$2,640,162,739	4,191,763,465	$4,191,763,465
Shares issued to shareholders in payment of distributions declared	262,636	262,636	585,790	585,790
Shares redeemed	(2,284,579,618)	(2,284,579,618)	(3,704,268,142)	(3,704,268,142)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	355,845,757	$355,845,757	488,081,113	$488,081,113
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(42,233,649)	$(42,233,649)	4,031,184,931	$4,031,184,931

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $8,940,137 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $221,415 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation Semi-Annual Shareholder Report

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note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,147,459	$(97,149)	$(470,002)
Capital Shares	$597,857	$(3,654)	$(2,696)
TOTAL	$1,745,316	$(100,803)	$(472,698)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur a Service Fee.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $359,260,000 and $351,010,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.01
Service Shares	$1,000	$1,000.10	$1.76[2]
Capital Shares	$1,000	$1,000.30	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,023.38	$1.78[2]
Capital Shares	$1,000	$1,023.63	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.35%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated prime cash obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

28

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

29

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
32

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591

Q450198 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	PMOXX
Service*	PSSXX
Capital**	PICXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Prime Management Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	47.6%
Bank Instruments	35.1%
Variable Rate Instruments	9.2%
Repurchase Agreement	8.0%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	28.2%[4]
8-30 Days	37.4%
31-90 Days	29.5%
91-180 Days	1.7%
181 Days or more	3.1%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.8%
		Finance - Automotive – 1.8%
$13,272,884		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	13,272,884
3,616,819		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	3,616,819
14,242,311		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	14,242,311
2,813,468		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	2,813,468
		TOTAL	33,945,482
		Finance - Equipment – 0.5%
5,790,753		CNH Equipment Trust 2011-C, Class A1, 0.548%, 1/4/2013	5,790,753
2,200,648		GE Equipment Transportation LLC, (Serires 2011-1), Class A1, 0.294%, 7/20/2012	2,200,648
2,067,716	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	2,067,716
48,107	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	48,107
		TOTAL	10,107,224
		Finance - Retail – 0.5%
5,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.412%, 2/21/2012	5,000,000
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.447%, 2/15/2012	5,000,000
		TOTAL	10,000,000
		TOTAL ASSET-BACKED SECURITIES	54,052,706
		Bank Note – 5.2%
		Finance - Banking – 5.2%
100,000,000		Bank of America N.A., 0.460%, 2/10/2012	100,000,000
		Certificates of Deposit – 29.9%
		Finance - Banking – 29.9%
30,000,000	[3]	Bank of Montreal, 0.435%, 2/14/2012	30,000,000
20,000,000	[3]	Bank of Montreal, 0.545%, 2/14/2012	20,000,000
105,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.410% - 0.500%, 2/6/2012 - 4/3/2012	105,000,000
50,000,000		Barclays Bank PLC, 0.500%, 3/2/2012 - 3/8/2012	50,000,000
50,000,000	[3]	Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	50,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	25,000,000
20,000,000		Mizuho Corporate Bank Ltd., 0.480%, 3/7/2012	20,000,000
25,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	25,000,000
15,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.395%, 2/2/2012	15,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
$30,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	30,000,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 4/5/2012	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	20,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.653%, 2/6/2012	25,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.400%, 2/13/2012	25,000,000
40,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/17/2012	40,000,000
47,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	47,000,000
		TOTAL CERTIFICATES OF DEPOSIT	577,000,000
		Collateralized Loan Agreements – 11.9%
		Finance - Banking – 11.9%
32,000,000		Citigroup Global Markets, Inc., 0.600% - 0.930%, 2/1/2012	32,000,000
65,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.963%, 2/7/2012 - 4/27/2012	65,000,000
25,000,000		JPMorgan Securities LLC, 0.760%, 3/20/2012	25,000,000
40,000,000		Mizuho Securities USA, Inc., 0.304%, 2/1/2012	40,000,000
35,000,000		RBS Securities, Inc., 0.500%, 2/1/2012	35,000,000
33,000,000		Wells Fargo Securities, LLC, 0.304% - 0.487%, 2/1/2012 - 4/5/2012	33,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	230,000,000
		Commercial Paper – 30.7%[4]
		Finance - Banking – 21.3%
20,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.602%, 6/15/2012	19,955,000
65,000,000		Citigroup Funding, Inc., 0.571%, 3/9/2012	64,961,921
20,000,000	[3]	Commonwealth Bank of Australia, 0.554%, 3/7/2012	19,998,705
35,000,000	[1,2]	Danske Corp., Inc., 0.310%, 2/8/2012	34,997,890
85,000,000	[1,2]	Grampian Funding LLC, 0.260%, 2/10/2012 - 2/16/2012	84,992,742
45,000,000		ING (U.S.) Funding LLC, 0.561% - 0.586%, 3/20/2012 - 4/10/2012	44,960,781
58,000,000	[1,2]	National Australia Funding (Delaware), Inc., 0.250% - 0.290%, 2/17/2012 - 4/2/2012	57,984,049
35,000,000	[1,2]	Northern Pines Funding LLC, 0.561%, 3/1/2012	34,984,211
48,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	47,991,600
		TOTAL	410,826,899
		Finance - Commercial – 5.2%
75,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 2/1/2012	75,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.220%, 2/22/2012	24,996,792
		TOTAL	99,996,792
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Finance - Retail – 4.2%
$30,019,000	[1,2]	Alpine Securitization Corp., 0.420% - 0.511%, 2/6/2012 - 3/19/2012	30,002,061
50,000,000	[1,2]	Sheffield Receivables Corp., 0.420% - 0.420%, 3/1/2012 - 3/2/2012	49,982,792
		TOTAL	79,984,853
		TOTAL COMMERCIAL PAPER	590,808,544
		Corporate Bonds – 2.2%
		Finance - Commercial – 2.1%
33,950,000		General Electric Capital Corp., 5.250%, 10/19/2012	34,993,754
6,030,000		General Electric Capital Corp., 6.000%, 6/15/2012	6,150,635
		TOTAL	41,144,389
		Insurance – 0.1%
1,750,000		Berkshire Hathaway, Inc., 1.400%, 2/10/2012	1,750,378
		TOTAL CORPORATE BONDS	42,894,767
		Notes - Variable – 9.2%[3]
		Finance - Banking – 9.2%
25,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	25,000,000
2,790,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	2,790,000
755,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	755,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.380%, 2/2/2012	4,350,000
1,870,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.950%, 2/2/2012	1,870,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.450%, 2/2/2012	1,500,000
18,000,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	18,000,000
8,490,000		Fun Entertainment, LLC, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	8,490,000
43,000,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	43,000,000
8,315,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	8,315,000
4,550,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 1.000%, 2/2/2012	4,550,000
3,365,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	3,365,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	15,545,000
7,200,000		New York City, NY, (Fiscal 1994 Series E-4), (BNP Paribas SA LOC), 0.070%, 2/1/2012	7,200,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$7,195,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	7,195,000
5,370,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	5,370,000
1,535,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	1,535,000
10,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	10,000,000
8,320,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.080%, 2/1/2012	8,320,000
340,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.280%, 2/2/2012	340,000
		TOTAL NOTES — VARIABLE	177,490,000
		Repurchase Agreement – 8.0%
153,996,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	153,996,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	1,926,242,017
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	1,008,108
		TOTAL NET ASSETS — 100%	$1,927,250,125
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $435,011,360, which represented 22.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $435,011,360, which represented 22.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Semi-Annual Shareholder Report

5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3  — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.017	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.017	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.19%	0.24%	1.74%	4.05%	5.36%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.17%	0.17%
Net investment income	0.17%[3]	0.20%	0.25%	1.76%	4.08%	5.22%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$787,490	$905,645	$1,249,578	$1,117,636	$1,231,446	$1,681,581
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
7

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.015	0.037	0.050
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.015	0.037	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)	(0.050)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.037)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	1.49%	3.79%	5.09%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.39%	0.40%	0.45%	0.42%	0.42%
Net investment income	0.01%[3]	0.01%	0.04%	1.38%	3.70%	4.99%
Expense waiver/reimbursement[4]	0.19%[3]	0.16%	0.15%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$784,528	$860,836	$832,807	$1,350,587	$1,218,247	$1,571,872
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
8

Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.016	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.016	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Distributions from net realized gain on investments	—	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.10%	0.15%	1.64%	3.95%	5.25%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.29%	0.30%	0.27%	0.27%
Net investment income	0.07%[3]	0.10%	0.16%	1.56%	3.97%	5.14%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.11%	0.15%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$355,232	$403,955	$614,863	$893,126	$832,279	$1,180,189
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$1,926,242,017
Cash		217
Income receivable		1,222,678
Receivable for shares sold		212,000
TOTAL ASSETS		1,927,676,912
Liabilities:
Payable for shares redeemed	$26,097
Income distribution payable	112,384
Payable to adviser (Note 5)	250
Payable for custodian fees	23,745
Payable for Directors'/Trustees' fees	2,663
Payable for portfolio accounting fees	31,582
Payable for shareholder services fee (Note 5)	176,087
Payable for share registration costs	41,951
Accrued expenses	12,028
TOTAL LIABILITIES		426,787
Net assets for 1,927,251,059 shares outstanding		$1,927,250,125
Net Assets Consist of:
Paid-in capital		$1,927,251,059
Accumulated net realized loss on investments		(972)
Undistributed net investment income		38
TOTAL NET ASSETS		$1,927,250,125
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$787,489,843 ÷ 787,267,957 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$784,527,838 ÷ 784,628,953 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$355,232,444 ÷ 355,354,149 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$3,859,588
Expenses:
Investment adviser fee (Note 5)		$2,078,349
Administrative fee (Note 5)		811,233
Custodian fees		47,535
Transfer and dividend disbursing agent fees and expenses		22,717
Directors'/Trustees' fees		8,532
Auditing fees		10,558
Legal fees		3,140
Portfolio accounting fees		93,289
Shareholder services fee (Note 5)		1,115,502
Account administration fee (Note 2)		66,942
Share registration costs		62,359
Printing and postage		21,377
Insurance premiums		4,778
Miscellaneous		4,083
TOTAL EXPENSES		4,350,394
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,018,260)
Waiver of administrative fee	(20,421)
Waiver of shareholder services fee	(344,279)
Reimbursement of shareholder services fee	(36,301)
TOTAL WAIVERS AND REIMBURSEMENT		(1,419,261)
Net expenses			2,931,133
Net investment income			928,455
Net realized gain on investments			1,140
Change in net assets resulting from operations			$929,595

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$928,455	$2,742,007
Net realized gain (loss) on investments	1,140	(2,112)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	929,595	2,739,895
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(771,230)	(2,113,274)
Service Shares	(40,306)	(86,517)
Capital Shares	(116,728)	(544,463)
Distributions from net realized gain on investments
Institutional Shares	—	(2,739)
Service Shares	—	(1,921)
Capital Shares	—	(1,415)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(928,264)	(2,750,329)
Share Transactions:
Proceeds from sale of shares	2,911,607,397	9,425,023,193
Net asset value of shares issued to shareholders in payment of distributions declared	445,718	1,738,976
Cost of shares redeemed	(3,155,240,142)	(9,953,564,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(243,187,027)	(526,801,993)
Change in net assets	(243,185,696)	(526,812,427)
Net Assets:
Beginning of period	2,170,435,821	2,697,248,248
End of period (including undistributed (distributions in excess of) net investment income of $38 and $(153), respectively)	$1,927,250,125	$2,170,435,821

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Management Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$39,204
Capital Shares	27,738
TOTAL	$66,942

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,183,250,710	$2,183,250,710	7,012,844,788	$7,012,844,788
Shares issued to shareholders in payment of distributions declared	321,321	321,321	1,171,968	1,171,968
Shares redeemed	(2,301,727,299)	(2,301,727,299)	(7,357,945,464)	(7,357,945,464)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(118,155,268)	$(118,155,268)	(343,928,708)	$(343,928,708)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	487,499,842	$487,499,842	1,135,195,250	$1,135,195,250
Shares issued to shareholders in payment of distributions declared	32,371	32,371	69,828	69,828
Shares redeemed	(563,841,252)	(563,841,252)	(1,107,232,264)	(1,107,232,264)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(76,309,039)	$(76,309,039)	28,032,814	$28,032,814
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	240,856,845	$240,856,845	1,276,983,155	$1,276,983,155
Shares issued to shareholders in payment of distributions declared	92,026	92,026	497,180	497,180
Shares redeemed	(289,671,591)	(289,671,591)	(1,488,386,434)	(1,488,386,434)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,722,720)	$(48,722,720)	(210,906,099)	$(210,906,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(243,187,027)	$(243,187,027)	(526,801,993)	$(526,801,993)

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $12 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$12	NA	$12

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $1,018,260 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $20,421 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Funds Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$964,545	$(35,934)	$(341,978)
Capital Shares	150,957	(367)	(2,301)
TOTAL	$1,115,502	$(36,301)	$(344,279)

For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees. For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,000,000 and $72,890,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.01
Service Shares	$1,000	$1,000.10	$1.81[2]
Capital Shares	$1,000	$1,000.30	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,023.33	$1.83[2]
Capital Shares	$1,000	$1,023.63	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.36%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated prime management obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

24

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

25

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
28

Federated Prime Management Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841

Q450199 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	POIXX
Service*	PRSXX
Trust	POLXX

*formerly, Institutional Service Shares

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	46.7%
Commercial Paper and Notes	34.6%
Variable Rate Instruments	11.7%
Repurchase Agreements	7.5%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.8%[4]
8-30 Days	30.8%
31-90 Days	33.5%
91-180 Days	2.4%
181 Days or more	1.0%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.6%
$11,253,149		Ally Auto Receivables Trust 2011-4, Class A1, 0.315%, 9/17/2012	11,253,149
29,189,969		Ally Auto Receivables Trust 2011-5, Class A1, 0.426%, 11/15/2012	29,189,969
36,000,000		Ally Auto Receivables Trust 2012-1, Class A1, 0.485%, 1/15/2013	36,000,000
18,704,132		AmeriCredit Automobile Receivables Trust 2011-4, Class A1, 0.339%, 10/9/2012	18,704,132
13,406,964		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	13,406,964
26,000,000		AmeriCredit Automobile Receivables Trust 2012-1, Class A1, 0.447%, 2/8/2013	26,000,000
35,189,635	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	35,189,635
20,036,576	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	20,036,576
39,000,000	[1,2]	Ford Credit Auto Owner Trust 2012-A, Class A1, 0.449%, 2/15/2013	39,000,000
14,975,127		Harley-Davidson Motorcycle Trust 2011-1, Class A1, 0.289%, 9/4/2012	14,975,127
11,022,730	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	11,022,730
30,000,000		Volkswagen Auto Loan Enhanced Trust 2012-1, Class A1, 0.439%, 1/22/2013	30,000,000
		TOTAL ASSET-BACKED SECURITIES	284,778,282
		Bank Note – 0.6%
		Finance - Banking – 0.6%
281,000,000		Bank of America N.A., 0.560%, 3/19/2012	281,000,000
		Certificates of Deposit – 40.5%
		Finance - Banking – 40.5%
105,000,000		Bank of America N.A., 0.550%, 3/12/2012	105,000,000
200,000,000		Bank of Montreal, 0.230%, 3/7/2012	200,000,000
498,000,000	[3]	Bank of Montreal, 0.460%, 2/29/2012	498,000,000
230,000,000	[3]	Bank of Montreal, 0.545%, 2/14/2012	230,000,000
500,000,000	[3]	Bank of Nova Scotia, Toronto, 0.355%, 2/27/2012	500,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.425%, 2/3/2012	99,982,638
1,132,000,000	[3]	Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	1,132,000,000
2,449,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420% - 0.500%, 3/7/2012 - 4/19/2012	2,449,001,748
300,000,000		Barclays Bank PLC, 0.490%, 2/17/2012	300,000,000
715,000,000		Barclays Bank PLC, 0.500% - 0.600%, 3/2/2012 - 4/5/2012	715,000,000
721,500,000		Barclays Bank PLC, 0.550% - 0.560%, 4/27/2012 - 4/30/2012	721,500,000
550,000,000	[3]	Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	550,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
$629,100,000		Credit Suisse, Zurich, 0.380% - 0.450%, 2/10/2012 - 4/10/2012	629,100,000
150,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	150,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.610%, 4/25/2012	300,000,000
10,000,000	[3]	Credit Suisse, Zurich, 0.629%, 3/30/2012	9,993,950
1,120,000,000		Deutsche Bank AG, 0.500% - 0.590%, 2/9/2012 - 4/27/2012	1,120,006,547
250,000,000	[3]	Deutsche Bank AG, 0.729%, 2/21/2012	250,000,000
400,000,000		Lloyds TSB Bank PLC, London, 0.250%, 2/8/2012	400,000,000
2,488,000,000		Mizuho Corporate Bank Ltd., 0.420% - 0.500%, 2/1/2012 - 4/26/2012	2,488,000,000
303,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/13/2012	303,000,000
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/2/2012	150,000,000
275,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.540%, 3/9/2012	275,000,000
184,400,000	[3]	National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	184,393,007
1,297,000,000		Rabobank Nederland NV, Utrecht, 0.460% - 0.660%, 4/5/2012 - 5/16/2012	1,297,000,000
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	229,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	100,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	250,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	400,000,000
405,000,000	[3]	Royal Bank of Canada, Montreal, 0.652%, 2/6/2012	405,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.653%, 2/6/2012	50,000,000
1,776,000,000		Svenska Handelsbanken, Stockholm, 0.400% - 0.580%, 2/6/2012 - 4/20/2012	1,776,002,511
57,000,000	[3]	Svenska Handelsbanken, Stockholm, 0.746%, 3/29/2012	57,006,424
373,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	373,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.495%, 2/9/2012	300,000,000
407,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	407,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.542%, 2/2/2012	100,000,000
300,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.435%, 2/17/2012	300,000,000
175,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.445%, 2/13/2012	175,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	200,000,000
		TOTAL CERTIFICATES OF DEPOSIT	20,178,986,825
		Collateralized Loan Agreements – 14.6%
		Finance - Banking – 14.6%
597,000,000		Barclays Capital, Inc., 0.507% - 0.689%, 2/3/2012 - 4/26/2012	597,000,000
1,160,000,000		Citigroup Global Markets, Inc., 0.500% - 0.980%, 2/1/2012 - 3/9/2012	1,160,000,000
1,135,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.963%, 2/1/2012 - 4/27/2012	1,135,000,000
176,200,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	176,200,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$698,000,000		JPMorgan Securities LLC, 0.355% - 0.760%, 2/1/2012 - 3/22/2012	698,000,000
890,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.406% - 0.456%, 2/1/2012	890,000,000
848,300,000		RBC Capital Markets, LLC, 0.172% - 0.659%, 2/1/2012 - 4/24/2012	848,300,000
1,237,400,000		RBS Securities, Inc., 0.500%, 2/1/2012	1,237,400,000
552,000,000		Wells Fargo Securities, LLC, 0.304% - 0.487%, 2/1/2012 - 4/16/2012	552,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,293,900,000
		Commercial Paper – 16.6%[4]
		Aerospace/Auto – 0.8%
399,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.582%, 4/2/2012 - 5/11/2012	398,475,116
		Finance - Automotive – 0.6%
294,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.471% - 0.552%, 3/26/2012 - 7/24/2012	293,899,633
		Finance - Banking – 11.4%
160,150,000	[1,2]	Commonwealth Bank of Australia, 0.461%, 4/26/2012	159,976,059
866,500,000	[1,2]	Grampian Funding LLC, 0.260% - 0.300%, 2/2/2012 - 2/15/2012	866,445,454
75,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.651%, 3/13/2012	74,944,479
2,486,000,000		ING (U.S.) Funding LLC, 0.451% - 0.586%, 2/13/2012 - 4/17/2012	2,483,830,612
50,000,000	[1,2]	Mizuho Funding LLC, 0.440%, 4/5/2012	49,960,889
826,500,000	[1,2]	National Australia Funding (Delaware) Inc., 0.250% - 0.300%, 2/17/2012 - 4/2/2012	826,284,375
686,500,000	[1,2]	Northern Pines Funding LLC, 0.471% - 0.551%, 2/16/2012 - 4/30/2012	685,941,410
400,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 2/1/2012	400,000,000
150,000,000	[1,2]	Surrey Funding Corporation, 0.410% - 0.451%, 2/13/2012 - 4/17/2012	149,941,021
		TOTAL	5,697,324,299
		Finance - Commercial – 1.5%
357,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 2/1/2012	357,000,000
90,250,000	[1,2]	Fairway Finance Co. LLC, 0.220% - 0.230%, 2/22/2012 - 3/5/2012	90,235,124
100,000,000		General Electric Capital Corp., 0.200%, 2/21/2012	99,988,889
115,000,000		General Electric Capital Services, 0.200%, 2/21/2012	114,987,222
55,510,000	[1,2]	Market Street Funding LLC, 0.220%, 2/23/2012 - 3/22/2012	55,500,826
		TOTAL	717,712,061
		Finance - Retail – 2.3%
633,000,000	[1,2]	Alpine Securitization Corp., 0.451% - 0.511%, 2/24/2012 - 4/10/2012	632,632,029
61,071,000	[1,2]	Chariot Funding LLC, 0.180% - 0.220%, 2/16/2012 - 2/22/2012	61,063,220
224,400,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.450%, 2/9/2012 - 4/2/2012	224,314,364
Semi-Annual Shareholder Report
4

Principal Amount			Value
$222,000,000	[1,2]	Sheffield Receivables Corp., 0.370% - 0.420%, 2/1/2012 - 3/2/2012	221,964,814
		TOTAL	1,139,974,427
		TOTAL COMMERCIAL PAPER	8,247,385,536
		Corporate Bonds – 2.6%
		Diversified – 0.0%
13,585,000		General Electric Co., 5.000%, 2/1/2013	14,142,082
		Finance - Banking – 1.1%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	32,157,685
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2012	456,500,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,799,225
		TOTAL	514,456,910
		Finance - Commercial – 1.5%
21,000,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	20,973,624
37,000,000	[3]	General Electric Capital Corp., 0.702%, 4/10/2012	36,998,155
9,000,000		General Electric Capital Corp., 2.800%, 1/8/2013	9,159,297
166,400,000		General Electric Capital Corp., 3.500%, 8/13/2012	168,878,393
97,152,000		General Electric Capital Corp., 5.250%, 10/19/2012	100,176,985
21,000,000		General Electric Capital Corp., 5.450%, 1/15/2013	21,933,660
163,469,000		General Electric Capital Corp., 5.875%, 2/15/2012	163,800,809
234,396,000		General Electric Capital Corp., 6.000%, 6/15/2012	239,087,599
		TOTAL	761,008,522
		TOTAL CORPORATE BONDS	1,289,607,514
		Municipal Bonds – 0.2%
		University – 0.2%
68,000,000	[3]	University of California, (Series 2011 Y-2), 0.375%, 2/1/2012	68,000,000
37,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	37,000,000
		TOTAL MUNICIPAL BONDS	105,000,000
		Notes — Variable – 11.5%[3]
		Electrical Equipment – 0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.270%, 2/2/2012	1,070,000
		Finance - Banking – 10.5%
20,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.070%, 2/1/2012	20,400,000
13,345,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.200%, 2/2/2012	13,345,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 2/2/2012	1,575,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
$16,000,000	Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.080%, 2/2/2012	16,000,000
37,280,000	Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	37,280,000
515,000,000	Bank of Montreal, 0.435%, 2/14/2012	515,000,000
11,600,000	Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.220%, 2/2/2012	11,600,000
7,615,000	Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	7,615,000
4,015,000	Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	4,015,000
17,530,000	Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.090%, 2/1/2012	17,530,000
6,115,000	California Educational Facilities Authority, (2008 Series C), (Bank of America N.A. LOC), 0.060%, 2/1/2012	6,115,000
30,475,000	California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.080%, 2/1/2012	30,475,000
27,500,000	California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.060%, 2/1/2012	27,500,000
33,830,000	California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.090%, 2/2/2012	33,830,000
11,170,000	Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	11,170,000
6,320,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	6,320,000
5,220,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 2/2/2012	5,220,000
7,800,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,800,000
438,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/2/2012	438,000
731,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/2/2012	731,000
642,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/2/2012	642,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.480%, 2/2/2012	2,350,000
5,535,000	Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 0.200%, 2/2/2012	5,535,000
5,825,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	5,825,000
4,920,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.270%, 2/2/2012	4,920,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.090%, 2/1/2012	59,850,000
520,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/2/2012	520,000
7,300,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,300,000
66,145,000		Cook County, IL, (Series 2002 A), 0.200%, 2/1/2012	66,145,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.070%, 2/2/2012	28,400,000
15,975,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	15,975,000
11,600,000		Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 2/1/2012	11,600,000
15,300,000		Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 2/1/2012	15,300,000
7,550,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	7,550,000
19,520,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.230%, 2/2/2012	19,520,000
25,800,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-0069), (U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	25,800,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.110%, 2/1/2012	33,900,000
7,040,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	7,040,000
4,835,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.130%, 2/1/2012	4,835,000
12,055,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	12,055,000
121,900,000		Illinois Finance Authority, (Series 2008C-1), 0.080%, 2/1/2012	121,900,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.090%, 2/1/2012	63,015,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series 2008H), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	24,100,000
7,080,000		Intrepid Museum Foundation, (Bank of America N.A. LOC), 0.292%, 2/2/2012	7,080,000
35,700,000		Iowa Finance Authority — Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.100%, 2/1/2012	35,700,000
37,115,000		JEA, FL Electric System, (Series Three 2008B-3), 0.060%, 2/1/2012	37,115,000
400,500,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	400,499,907
Semi-Annual Shareholder Report
7

Principal Amount			Value
$17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.160%, 2/1/2012	17,865,000
3,745,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.230%, 2/1/2012	3,745,000
1,750,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2012	1,750,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2012	1,195,000
22,695,000		Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/2/2012	22,695,000
24,060,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	24,060,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	15,000,000
19,090,000		Massachusetts HEFA, (Series N-4 2010), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	19,090,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.160%, 2/2/2012	25,000,000
105,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.110%, 2/1/2012	105,000,000
8,300,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	8,300,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.120%, 2/1/2012	19,300,000
7,030,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,030,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/2/2012	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.680%, 2/2/2012	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.100%, 2/1/2012	14,000,000
15,725,000		Montgomery County, OH, (Series 2011B), 0.050%, 2/1/2012	15,725,000
8,630,287	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.090%, 2/2/2012	8,630,287
9,760,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 2/2/2012	9,760,000
11,400,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.170%, 2/2/2012	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.070%, 2/1/2012	15,600,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$42,000,000	New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.080%, 2/1/2012	42,000,000
70,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.070%, 2/2/2012	70,000,000
25,130,000	New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.080%, 2/1/2012	25,130,000
10,265,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.210%, 2/2/2012	10,265,000
73,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	73,800,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	10,700,000
4,955,000	Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	4,955,000
5,300,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 2/1/2012	5,300,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.090%, 2/2/2012	51,785,000
7,645,000	Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.060%, 2/1/2012	7,645,000
21,220,000	Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	21,220,000
8,800,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.370%, 2/2/2012	8,800,000
255,000,000	Rabobank Nederland NV, Utrecht, 0.372%, 2/24/2012	254,997,081
9,000,000	Rabobank Nederland NV, Utrecht, 0.375%, 2/13/2012	9,000,515
200,000,000	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	200,000,000
305,000,000	Rabobank Nederland NV, Utrecht, 0.395%, 2/2/2012	304,996,567
385,000,000	Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	385,000,000
16,545,000	Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.200%, 2/2/2012	16,545,000
10,000,000	Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.080%, 2/1/2012	10,000,000
6,475,000	Roman Catholic Diocese of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	6,475,000
5,000,000	Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	5,000,000
29,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.210%, 2/2/2012	29,000,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/1/2012	3,095,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/2/2012	23,350,000
11,905,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.200%, 2/2/2012	11,905,000
780,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.350%, 2/2/2012	780,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.090%, 2/1/2012	25,000,000
23,445,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.090%, 2/1/2012	23,445,000
38,755,000		Texas State, Veterans' Housing Assistance Program (Sesries 2006A), 0.080%, 2/1/2012	38,755,000
16,760,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.210%, 2/2/2012	16,760,000
35,645,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB), (Assured Guaranty Municipal Corp. INS), 0.070%, 2/1/2012	35,645,000
38,900,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010), (Bank of America N.A. LOC), 0.060%, 2/1/2012	38,900,000
28,365,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	28,365,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	800,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.375%, 2/16/2012	514,981,169
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/17/2012	44,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/3/2012	399,982,670
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.445%, 2/2/2012	300,000,000
7,680,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.200%, 2/2/2012	7,680,000
		TOTAL	5,228,454,196
		Finance - Commercial – 0.5%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.306%, 2/10/2012	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.311%, 2/20/2012	50,000,000
30,000,000		Fairway Finance Co. LLC, 0.321%, 2/21/2012	30,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.325%, 2/9/2012	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.335%, 2/9/2012	25,000,000
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.336%, 2/13/2012	40,000,000
13,715,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.250%, 2/2/2012	13,715,000
		TOTAL	233,715,000
 Semi-Annual Shareholder Report
10

Principal Amount			Value
		Government Agency – 0.3%
$24,150,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.210%, 2/2/2012	24,150,000
2,795,000		California HFA, (Series 2005F), 0.050%, 2/1/2012	2,795,000
6,640,000		California HFA, (Series 2006 B), 0.140%, 2/1/2012	6,640,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 2/2/2012	36,020,000
4,005,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.270%, 2/2/2012	4,005,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.250%, 2/2/2012	8,290,000
11,480,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.160%, 2/2/2012	11,480,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 2/2/2012	17,725,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.200%, 2/2/2012	10,355,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.210%, 2/2/2012	56,000,000
		TOTAL	177,460,000
		Insurance – 0.1%
35,420,000	[1,2]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.200%, 2/2/2012	35,420,000
14,220,000	[1,2]	North Texas Tollway Authority, SPEARs (Series DBE-626), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.180%, 2/2/2012	14,220,000
		TOTAL	49,640,000
		Municipal – 0.0%
10,445,000	[1,2]	Denton, TX ISD, SPEARs (Series DB-513), (GTD by Texas PSFG Program), 0.180%, 2/2/2012	10,445,000
10,885,000		Montgomery County, PA Redevelopment Authority, Parking Revenue Bonds 2007, (GTD by Montgomery County, PA), 0.240%, 2/2/2012	10,885,000
		TOTAL	21,330,000
		University – 0.1%
17,000,000		University of California, (Series 2011 Z-1), 0.120%, 2/2/2012	17,000,000
17,000,000		University of California, (Series 2011 Z-2), 0.120%, 2/2/2012	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES — VARIABLE	5,745,669,196
		Time Deposit – 5.6%
		Finance - Banking – 5.6%
900,000,000		Credit Agricole Corporate and Investment Bank, 0.200%, 2/1/2012	900,000,000
300,000,000		Societe Generale, Paris, 0.100%, 2/1/2012	300,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 2/1/2012	300,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$1,300,000,000		UBS AG, 0.150%, 2/1/2012	1,300,000,000
		TOTAL TIME DEPOSIT	2,800,000,000
		Variable Medium Term Note – 0.2%
		Finance - Commercial – 0.2%
6,300,000		General Electric Capital Corp., 0.660%, 3/12/2012	6,299,584
100,000,000	[3]	General Electric Capital Corp., 0.727%, 4/27/2012	100,010,787
		TOTAL VARIABLE MEDIUM TERM NOTE	106,310,371
		Repurchase Agreements – 7.5%
550,855,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	550,855,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,545,010,301.	1,000,000,000
1,000,000,000		Repurchase agreement 0.15%, dated 1/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,004,389.	1,000,000,000
250,000,000		Repurchase agreement 0.20%, dated 1/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,001,389 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $256,301,814.	250,000,000
950,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,734,010,156.	950,000,000
		TOTAL REPURCHASE AGREEMENTS	3,750,855,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	50,083,492,724
		OTHER ASSETS AND LIABILITES - NET — (0.5)%[6]	(269,900,859)
		TOTAL NET ASSETS — 100%	$49,813,591,865
Semi-Annual Shareholder Report
12

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $4,785,808,813, which represented 9.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $4,785,808,813, which represented 9.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
ISD	— Independent School District
LLC	— Limited Liability Corporation
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MFH	— Multi-Family Housing
PSFG	— Permanent School Fund Guarantee
SA	— Support Agreement
SPEARs	— Short Puttable Exempt Adjustable Receipts
USD	— Unified School District

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.015	0.040	0.052
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.015	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.015)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.16%	0.17%	1.54%	4.03%	5.30%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.16%[3]	0.16%	0.18%	1.28%	3.90%	5.18%
Expense waiver/ reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,295,418	$39,900,328	$38,408,721	$39,580,019	$18,430,487	$16,469,931
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.013	0.037	0.049
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.013	0.037	0.049
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.013)	(0.037)	(0.049)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.29%	3.77%	5.04%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.36%	0.37%	0.48%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	1.22%	3.72%	4.94%
Expense waiver/ reimbursement[4]	0.18%[3]	0.17%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,751,081	$4,009,732	$5,040,046	$7,734,783	$6,625,756	$6,207,517
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.010	0.035	0.047
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.010	0.035	0.047
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.035)	(0.047)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.04%	3.51%	4.78%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.37%	0.72%	0.70%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.93%	3.35%	4.69%
Expense waiver/ reimbursement[4]	0.43%[3]	0.43%	0.42%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,767,093	$2,818,977	$612,569	$801,290	$492,957	$306,383
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$50,083,492,724
Income receivable		27,482,693
Receivable for investments sold		23,860,046
Receivable for shares sold		13,283,330
TOTAL ASSETS		50,148,118,793
Liabilities:
Payable for investments purchased	$326,000,000
Payable for shares redeemed	3,581,814
Bank overdraft	143,637
Income distribution payable	3,235,653
Payable for Directors'/Trustees' fees	45,505
Payable for distribution services fee (Note 5)	475,456
Payable for shareholder services fee (Note 5)	426,115
Accrued expenses	618,748
TOTAL LIABILITIES		334,526,928
Net assets for 49,797,383,354 shares outstanding		$49,813,591,865
Net Assets Consist of:
Paid-in capital		$49,823,984,761
Accumulated net realized loss on investments		(10,532,189)
Undistributed net investment income		139,293
TOTAL NET ASSETS		$49,813,591,865
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,295,417,751 ÷ 43,280,377,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,751,081,007 ÷ 3,749,893,020 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,767,093,107 ÷ 2,767,112,755 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$87,345,286
Expenses:
Investment adviser fee (Note 5)		$48,072,053
Administrative fee (Note 5)		18,763,850
Custodian fees		816,846
Transfer and dividend disbursing agent fees and expenses		147,536
Directors'/Trustees' fees		192,810
Auditing fees		10,724
Legal fees		1,559
Portfolio accounting fees		97,164
Distribution services fee (Note 5)		3,545,312
Shareholder services fee (Note 5)		5,672,471
Account administration fee (Note 2)		2,917,218
Share registration costs		94,159
Printing and postage		100,017
Insurance premiums		50,293
Miscellaneous		81,036
TOTAL EXPENSES		80,563,048
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(18,705,795)
Waiver of administrative fee (Note 5)	(472,434)
Waiver of distribution services fee (Note 5)	(1,450,709)
Waiver of shareholder services fee (Note 5)	(4,133,203)
Waiver of account administration fee (Note 2)	(970,489)
Reimbursement of shareholder services fee (Note 5)	(499,809)
TOTAL WAIVERS AND REIMBURSEMENT		(26,232,439)
Net expenses			54,330,609
Net investment income			33,014,677
Net realized gain on investments			18,071
Change in net assets resulting from operations			$33,032,748

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,014,677	$68,497,333
Net realized gain on investments	18,071	56,975
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,032,748	68,554,308
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,600,976)	(67,683,077)
Service Shares	(203,496)	(507,581)
Trust Shares	(141,785)	(258,856)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,946,257)	(68,449,514)
Share Transactions:
Proceeds from sale of shares	150,742,091,892	272,909,802,727
Net asset value of shares issued to shareholders in payment of distributions declared	17,496,002	28,801,612
Cost of shares redeemed	(147,675,119,937)	(270,271,007,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,084,467,957	2,667,596,514
Change in net assets	3,084,554,448	2,667,701,308
Net Assets:
Beginning of period	46,729,037,417	44,061,336,109
End of period (including undistributed net investment income of $139,293 and $70,873, respectively)	$49,813,591,865	$46,729,037,417

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,946,505	$ —
Trust Shares	970,713	(970,489)
TOTAL	$2,917,218	$(970,489)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	142,996,302,227	$142,996,302,227	250,937,413,504	$250,937,413,504
Shares issued to shareholders in payment of distributions declared	17,304,679	17,304,679	28,436,057	28,436,057
Shares redeemed	(139,618,592,575)	(139,618,592,575)	(249,474,345,192)	(249,474,345,192)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,395,014,331	$3,395,014,331	1,491,504,369	$1,491,504,369
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,651,881,432	$6,651,881,432	17,392,941,255	$17,392,941,255
Shares issued to shareholders in payment of distributions declared	62,237	62,237	137,196	137,196
Shares redeemed	(6,910,599,025)	(6,910,599,025)	(18,423,384,330)	(18,423,384,330)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(258,655,356)	$(258,655,356)	(1,030,305,879)	$(1,030,305,879)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,093,908,233	$1,093,908,233	4,579,447,968	$4,579,447,968
Shares issued to shareholders in payment of distributions declared	129,086	129,086	228,359	228,359
Shares redeemed	(1,145,928,337)	(1,145,928,337)	(2,373,278,303)	(2,373,278,303)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(51,891,018)	$(51,891,018)	2,206,398,024	$2,206,398,024
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,084,467,957	$3,084,467,957	2,667,596,514	$2,667,596,514

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $10,550,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$25,655	NA	$25,655
2017	$10,524,605	NA	$10,524,605

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $18,705,795 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $472,434 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$3,545,312	$(1,450,709)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$3,097,872	$(499,809)	$(1,558,604)
Trust Shares	2,574,599	—	(2,574,599)
TOTAL	$5,672,471	$(499,809)	$(4,133,203)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $400,690,000 and $1,039,155,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.80	$1.01
Service Shares	$1,000	$1,000.10	$1.76[2]
Trust Shares	$1,000	$1,000.10	$1.76[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,023.38	$1.78[2]
Trust Shares	$1,000	$1,023.38	$1.78[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.35%
Trust Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

Federated prime obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

32

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
35

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N203
CUSIP 60934N708
CUSIP 60934N146

Q450200 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	POIXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	46.7%
Commercial Paper and Notes	34.6%
Variable Rate Instruments	11.7%
Repurchase Agreements	7.5%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.8%[4]
8-30 Days	30.8%
31-90 Days	33.5%
91-180 Days	2.4%
181 Days or more	1.0%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, corporate bonds and municipal bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.6%
		Finance - Automotive – 0.6%
$11,253,149		Ally Auto Receivables Trust 2011-4, Class A1, 0.315%, 9/17/2012	11,253,149
29,189,969		Ally Auto Receivables Trust 2011-5, Class A1, 0.426%, 11/15/2012	29,189,969
36,000,000		Ally Auto Receivables Trust 2012-1, Class A1, 0.485%, 1/15/2013	36,000,000
18,704,132		AmeriCredit Automobile Receivables Trust 2011-4, Class A1, 0.339%, 10/9/2012	18,704,132
13,406,964		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	13,406,964
26,000,000		AmeriCredit Automobile Receivables Trust 2012-1, Class A1, 0.447%, 2/8/2013	26,000,000
35,189,635	[1,2]	Enterprise Fleet Financing, LLC 2011-3, Class A1, 0.589%, 11/20/2012	35,189,635
20,036,576	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	20,036,576
39,000,000	[1,2]	Ford Credit Auto Owner Trust 2012-A, Class A1, 0.449%, 2/15/2013	39,000,000
14,975,127		Harley-Davidson Motorcycle Trust 2011-1, Class A1, 0.289%, 9/4/2012	14,975,127
11,022,730	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	11,022,730
30,000,000		Volkswagen Auto Loan Enhanced Trust 2012-1, Class A1, 0.439%, 1/22/2013	30,000,000
		TOTAL ASSET-BACKED SECURITIES	284,778,282
		Bank Note – 0.6%
		Finance - Banking – 0.6%
281,000,000		Bank of America N.A., 0.560%, 3/19/2012	281,000,000
		Certificates of Deposit – 40.5%
		Finance - Banking – 40.5%
105,000,000		Bank of America N.A., 0.550%, 3/12/2012	105,000,000
200,000,000		Bank of Montreal, 0.230%, 3/7/2012	200,000,000
498,000,000	[3]	Bank of Montreal, 0.460%, 2/29/2012	498,000,000
230,000,000	[3]	Bank of Montreal, 0.545%, 2/14/2012	230,000,000
500,000,000	[3]	Bank of Nova Scotia, Toronto, 0.355%, 2/27/2012	500,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.425%, 2/3/2012	99,982,638
1,132,000,000	[3]	Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	1,132,000,000
2,449,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420% - 0.500%, 3/7/2012 - 4/19/2012	2,449,001,748
300,000,000		Barclays Bank PLC, 0.490%, 2/17/2012	300,000,000
715,000,000		Barclays Bank PLC, 0.500% - 0.600%, 3/2/2012 - 4/5/2012	715,000,000
721,500,000		Barclays Bank PLC, 0.550% - 0.560%, 4/27/2012 - 4/30/2012	721,500,000
550,000,000	[3]	Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	550,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
$629,100,000		Credit Suisse, Zurich, 0.380% - 0.450%, 2/10/2012 - 4/10/2012	629,100,000
150,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	150,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.610%, 4/25/2012	300,000,000
10,000,000	[3]	Credit Suisse, Zurich, 0.629%, 3/30/2012	9,993,950
1,120,000,000		Deutsche Bank AG, 0.500% - 0.590%, 2/9/2012 - 4/27/2012	1,120,006,547
250,000,000	[3]	Deutsche Bank AG, 0.729%, 2/21/2012	250,000,000
400,000,000		Lloyds TSB Bank PLC, London, 0.250%, 2/8/2012	400,000,000
2,488,000,000		Mizuho Corporate Bank Ltd., 0.420% - 0.500%, 2/1/2012 - 4/26/2012	2,488,000,000
303,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/13/2012	303,000,000
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/2/2012	150,000,000
275,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.540%, 3/9/2012	275,000,000
184,400,000	[3]	National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	184,393,007
1,297,000,000		Rabobank Nederland NV, Utrecht, 0.460% - 0.660%, 4/5/2012 - 5/16/2012	1,297,000,000
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	229,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	100,000,000
250,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	250,000,000
400,000,000	[3]	Royal Bank of Canada, Montreal, 0.637%, 3/21/2012	400,000,000
405,000,000	[3]	Royal Bank of Canada, Montreal, 0.652%, 2/6/2012	405,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.653%, 2/6/2012	50,000,000
1,776,000,000		Svenska Handelsbanken, Stockholm, 0.400% - 0.580%, 2/6/2012 - 4/20/2012	1,776,002,511
57,000,000	[3]	Svenska Handelsbanken, Stockholm, 0.746%, 3/29/2012	57,006,424
373,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	373,000,000
300,000,000	[3]	Toronto Dominion Bank, 0.495%, 2/9/2012	300,000,000
407,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	407,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.542%, 2/2/2012	100,000,000
300,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.435%, 2/17/2012	300,000,000
175,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.445%, 2/13/2012	175,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	200,000,000
		TOTAL CERTIFICATES OF DEPOSIT	20,178,986,825
		Collateralized Loan Agreements – 14.6%
		Finance - Banking – 14.6%
597,000,000		Barclays Capital, Inc., 0.507% - 0.689%, 2/3/2012 - 4/26/2012	597,000,000
1,160,000,000		Citigroup Global Markets, Inc., 0.500% - 0.980%, 2/1/2012 - 3/9/2012	1,160,000,000
1,135,000,000		Credit Suisse Securities (USA) LLC, 0.284% - 0.963%, 2/1/2012 - 4/27/2012	1,135,000,000
176,200,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	176,200,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$698,000,000		JPMorgan Securities LLC, 0.355% - 0.760%, 2/1/2012 - 3/22/2012	698,000,000
890,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.406% - 0.456%, 2/1/2012	890,000,000
848,300,000		RBC Capital Markets, LLC, 0.172% - 0.659%, 2/1/2012 - 4/24/2012	848,300,000
1,237,400,000		RBS Securities, Inc., 0.500%, 2/1/2012	1,237,400,000
552,000,000		Wells Fargo Securities, LLC, 0.304% - 0.487%, 2/1/2012 - 4/16/2012	552,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,293,900,000
		Commercial Paper – 16.6%[4]
		Aerospace/Auto – 0.8%
399,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.582%, 4/2/2012 - 5/11/2012	398,475,116
		Finance - Automotive – 0.6%
294,500,000		FCAR Owner Trust, (A1+/P1 Series), 0.471% - 0.552%, 3/26/2012 - 7/24/2012	293,899,633
		Finance - Banking – 11.4%
160,150,000	[1,2]	Commonwealth Bank of Australia, 0.461%, 4/26/2012	159,976,059
866,500,000	[1,2]	Grampian Funding LLC, 0.260% - 0.300%, 2/2/2012 - 2/15/2012	866,445,454
75,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.651%, 3/13/2012	74,944,479
2,486,000,000		ING (U.S.) Funding LLC, 0.451% - 0.586%, 2/13/2012 - 4/17/2012	2,483,830,612
50,000,000	[1,2]	Mizuho Funding LLC, 0.440%, 4/5/2012	49,960,889
826,500,000	[1,2]	National Australia Funding (Delaware) Inc., 0.250% - 0.300%, 2/17/2012 - 4/2/2012	826,284,375
686,500,000	[1,2]	Northern Pines Funding LLC, 0.471% - 0.551%, 2/16/2012 - 4/30/2012	685,941,410
400,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 2/1/2012	400,000,000
150,000,000	[1,2]	Surrey Funding Corporation, 0.410% - 0.451%, 2/13/2012 - 4/17/2012	149,941,021
		TOTAL	5,697,324,299
		Finance - Commercial – 1.5%
357,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 2/1/2012	357,000,000
90,250,000	[1,2]	Fairway Finance Co. LLC, 0.220% - 0.230%, 2/22/2012 - 3/5/2012	90,235,124
100,000,000		General Electric Capital Corp., 0.200%, 2/21/2012	99,988,889
115,000,000		General Electric Capital Services, 0.200%, 2/21/2012	114,987,222
55,510,000	[1,2]	Market Street Funding LLC, 0.220%, 2/23/2012 - 3/22/2012	55,500,826
		TOTAL	717,712,061
		Finance - Retail – 2.3%
633,000,000	[1,2]	Alpine Securitization Corp., 0.451% - 0.511%, 2/24/2012 - 4/10/2012	632,632,029
61,071,000	[1,2]	Chariot Funding LLC, 0.180% - 0.220%, 2/16/2012 - 2/22/2012	61,063,220
224,400,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.450%, 2/9/2012 - 4/2/2012	224,314,364
Semi-Annual Shareholder Report
4

Principal Amount			Value
$222,000,000	[1,2]	Sheffield Receivables Corp., 0.370% - 0.420%, 2/1/2012 - 3/2/2012	221,964,814
		TOTAL	1,139,974,427
		TOTAL COMMERCIAL PAPER	8,247,385,536
		Corporate Bonds – 2.6%
		Diversified – 0.0%
13,585,000		General Electric Co., 5.000%, 2/1/2013	14,142,082
		Finance - Banking – 1.1%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	32,157,685
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2012	456,500,000
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	25,799,225
		TOTAL	514,456,910
		Finance - Commercial – 1.5%
21,000,000	[3]	General Electric Capital Corp., 0.559%, 2/1/2012	20,973,624
37,000,000	[3]	General Electric Capital Corp., 0.702%, 4/10/2012	36,998,155
9,000,000		General Electric Capital Corp., 2.800%, 1/8/2013	9,159,297
166,400,000		General Electric Capital Corp., 3.500%, 8/13/2012	168,878,393
97,152,000		General Electric Capital Corp., 5.250%, 10/19/2012	100,176,985
21,000,000		General Electric Capital Corp., 5.450%, 1/15/2013	21,933,660
163,469,000		General Electric Capital Corp., 5.875%, 2/15/2012	163,800,809
234,396,000		General Electric Capital Corp., 6.000%, 6/15/2012	239,087,599
		TOTAL	761,008,522
		TOTAL CORPORATE BONDS	1,289,607,514
		Municipal Bonds – 0.2%
		University – 0.2%
68,000,000	[3]	University of California, (Series 2011 Y-2), 0.375%, 2/1/2012	68,000,000
37,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	37,000,000
		TOTAL MUNICIPAL BONDS	105,000,000
		Notes — Variable – 11.5%[3]
		Electrical Equipment – 0.0%
1,070,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.270%, 2/2/2012	1,070,000
		Finance - Banking – 10.5%
20,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.070%, 2/1/2012	20,400,000
13,345,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.200%, 2/2/2012	13,345,000
1,575,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 2/2/2012	1,575,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
$16,000,000	Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B), (Bank of America N.A. LOC), 0.080%, 2/2/2012	16,000,000
37,280,000	Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	37,280,000
515,000,000	Bank of Montreal, 0.435%, 2/14/2012	515,000,000
11,600,000	Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.220%, 2/2/2012	11,600,000
7,615,000	Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.270%, 2/2/2012	7,615,000
4,015,000	Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	4,015,000
17,530,000	Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.090%, 2/1/2012	17,530,000
6,115,000	California Educational Facilities Authority, (2008 Series C), (Bank of America N.A. LOC), 0.060%, 2/1/2012	6,115,000
30,475,000	California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.080%, 2/1/2012	30,475,000
27,500,000	California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.060%, 2/1/2012	27,500,000
33,830,000	California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.090%, 2/2/2012	33,830,000
11,170,000	Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	11,170,000
6,320,000	Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	6,320,000
5,220,000	Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.240%, 2/2/2012	5,220,000
7,800,000	Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,800,000
438,000	Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/2/2012	438,000
731,000	Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/2/2012	731,000
642,000	Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.240%, 2/2/2012	642,000
2,350,000	Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.480%, 2/2/2012	2,350,000
5,535,000	Charter Lakes Capital LLC, (Series 2006-A), (U.S. Bank, N.A. LOC), 0.200%, 2/2/2012	5,535,000
5,825,000	Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/3/2012	5,825,000
4,920,000	Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.270%, 2/2/2012	4,920,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.090%, 2/1/2012	59,850,000
520,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.360%, 2/2/2012	520,000
7,300,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,300,000
66,145,000		Cook County, IL, (Series 2002 A), 0.200%, 2/1/2012	66,145,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.070%, 2/2/2012	28,400,000
15,975,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	15,975,000
11,600,000		Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 2/1/2012	11,600,000
15,300,000		Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.100%, 2/1/2012	15,300,000
7,550,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	7,550,000
19,520,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.230%, 2/2/2012	19,520,000
25,800,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-0069), (U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	25,800,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.110%, 2/1/2012	33,900,000
7,040,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	7,040,000
4,835,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.130%, 2/1/2012	4,835,000
12,055,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	12,055,000
121,900,000		Illinois Finance Authority, (Series 2008C-1), 0.080%, 2/1/2012	121,900,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.090%, 2/1/2012	63,015,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series 2008H), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	24,100,000
7,080,000		Intrepid Museum Foundation, (Bank of America N.A. LOC), 0.292%, 2/2/2012	7,080,000
35,700,000		Iowa Finance Authority — Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.100%, 2/1/2012	35,700,000
37,115,000		JEA, FL Electric System, (Series Three 2008B-3), 0.060%, 2/1/2012	37,115,000
400,500,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	400,499,907
Semi-Annual Shareholder Report
7

Principal Amount			Value
$17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.160%, 2/1/2012	17,865,000
3,745,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.230%, 2/1/2012	3,745,000
1,750,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2012	1,750,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/1/2012	1,195,000
22,695,000		Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/2/2012	22,695,000
24,060,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	24,060,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	15,000,000
19,090,000		Massachusetts HEFA, (Series N-4 2010), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	19,090,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.160%, 2/2/2012	25,000,000
105,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011), (Citibank NA, New York LOC), 0.110%, 2/1/2012	105,000,000
8,300,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	8,300,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.120%, 2/1/2012	19,300,000
7,030,000		Mississippi Business Finance Corp., (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	7,030,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/2/2012	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.680%, 2/2/2012	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.100%, 2/1/2012	14,000,000
15,725,000		Montgomery County, OH, (Series 2011B), 0.050%, 2/1/2012	15,725,000
8,630,287	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.090%, 2/2/2012	8,630,287
9,760,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.180%, 2/2/2012	9,760,000
11,400,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.170%, 2/2/2012	11,400,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.070%, 2/1/2012	15,600,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
$42,000,000	New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.080%, 2/1/2012	42,000,000
70,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.070%, 2/2/2012	70,000,000
25,130,000	New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.080%, 2/1/2012	25,130,000
10,265,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.210%, 2/2/2012	10,265,000
73,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	73,800,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	10,700,000
4,955,000	Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.250%, 2/2/2012	4,955,000
5,300,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.180%, 2/1/2012	5,300,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.090%, 2/2/2012	51,785,000
7,645,000	Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.060%, 2/1/2012	7,645,000
21,220,000	Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	21,220,000
8,800,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.370%, 2/2/2012	8,800,000
255,000,000	Rabobank Nederland NV, Utrecht, 0.372%, 2/24/2012	254,997,081
9,000,000	Rabobank Nederland NV, Utrecht, 0.375%, 2/13/2012	9,000,515
200,000,000	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	200,000,000
305,000,000	Rabobank Nederland NV, Utrecht, 0.395%, 2/2/2012	304,996,567
385,000,000	Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	385,000,000
16,545,000	Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.200%, 2/2/2012	16,545,000
10,000,000	Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.080%, 2/1/2012	10,000,000
6,475,000	Roman Catholic Diocese of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	6,475,000
5,000,000	Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	5,000,000
29,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.210%, 2/2/2012	29,000,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/1/2012	3,095,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$23,350,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/2/2012	23,350,000
11,905,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.200%, 2/2/2012	11,905,000
780,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.350%, 2/2/2012	780,000
25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.090%, 2/1/2012	25,000,000
23,445,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.090%, 2/1/2012	23,445,000
38,755,000		Texas State, Veterans' Housing Assistance Program (Sesries 2006A), 0.080%, 2/1/2012	38,755,000
16,760,000		The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.210%, 2/2/2012	16,760,000
35,645,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB), (Assured Guaranty Municipal Corp. INS), 0.070%, 2/1/2012	35,645,000
38,900,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010), (Bank of America N.A. LOC), 0.060%, 2/1/2012	38,900,000
28,365,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	28,365,000
800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/1/2012	800,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.375%, 2/16/2012	514,981,169
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/17/2012	44,000,000
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.385%, 2/3/2012	399,982,670
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.445%, 2/2/2012	300,000,000
7,680,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.200%, 2/2/2012	7,680,000
		TOTAL	5,228,454,196
		Finance - Commercial – 0.5%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.306%, 2/10/2012	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.311%, 2/20/2012	50,000,000
30,000,000		Fairway Finance Co. LLC, 0.321%, 2/21/2012	30,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.325%, 2/9/2012	50,000,000
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.335%, 2/9/2012	25,000,000
40,000,000	[1,2]	Fairway Finance Co. LLC, 0.336%, 2/13/2012	40,000,000
13,715,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.250%, 2/2/2012	13,715,000
		TOTAL	233,715,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		Government Agency – 0.3%
$24,150,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.210%, 2/2/2012	24,150,000
2,795,000		California HFA, (Series 2005F), 0.050%, 2/1/2012	2,795,000
6,640,000		California HFA, (Series 2006 B), 0.140%, 2/1/2012	6,640,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.180%, 2/2/2012	36,020,000
4,005,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.270%, 2/2/2012	4,005,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.250%, 2/2/2012	8,290,000
11,480,000		Holland-Sheltair Aviation Funding LLC, (Series 2005-B), (FHLB of Atlanta LOC), 0.160%, 2/2/2012	11,480,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.350%, 2/2/2012	17,725,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.200%, 2/2/2012	10,355,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.210%, 2/2/2012	56,000,000
		TOTAL	177,460,000
		Insurance – 0.1%
35,420,000	[1,2]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.200%, 2/2/2012	35,420,000
14,220,000	[1,2]	North Texas Tollway Authority, SPEARs (Series DBE-626), (Assured Guaranty Municipal Corp. INS, GTD by Deutsche Bank AG), 0.180%, 2/2/2012	14,220,000
		TOTAL	49,640,000
		Municipal – 0.0%
10,445,000	[1,2]	Denton, TX ISD, SPEARs (Series DB-513), (GTD by Texas PSFG Program), 0.180%, 2/2/2012	10,445,000
10,885,000		Montgomery County, PA Redevelopment Authority, Parking Revenue Bonds 2007, (GTD by Montgomery County, PA), 0.240%, 2/2/2012	10,885,000
		TOTAL	21,330,000
		University – 0.1%
17,000,000		University of California, (Series 2011 Z-1), 0.120%, 2/2/2012	17,000,000
17,000,000		University of California, (Series 2011 Z-2), 0.120%, 2/2/2012	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES — VARIABLE	5,745,669,196
		Time Deposit – 5.6%
		Finance - Banking – 5.6%
900,000,000		Credit Agricole Corporate and Investment Bank, 0.200%, 2/1/2012	900,000,000
300,000,000		Societe Generale, Paris, 0.100%, 2/1/2012	300,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.100%, 2/1/2012	300,000,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$1,300,000,000		UBS AG, 0.150%, 2/1/2012	1,300,000,000
		TOTAL TIME DEPOSIT	2,800,000,000
		Variable Medium Term Note – 0.2%
		Finance - Commercial – 0.2%
6,300,000		General Electric Capital Corp., 0.660%, 3/12/2012	6,299,584
100,000,000	[3]	General Electric Capital Corp., 0.727%, 4/27/2012	100,010,787
		TOTAL VARIABLE MEDIUM TERM NOTE	106,310,371
		Repurchase Agreements – 7.5%
550,855,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	550,855,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,010,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $1,545,010,301.	1,000,000,000
1,000,000,000		Repurchase agreement 0.15%, dated 1/31/2012 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $1,000,004,167 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $1,020,004,389.	1,000,000,000
250,000,000		Repurchase agreement 0.20%, dated 1/31/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,001,389 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $256,301,814.	250,000,000
950,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,734,010,156.	950,000,000
		TOTAL REPURCHASE AGREEMENTS	3,750,855,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	50,083,492,724
		OTHER ASSETS AND LIABILITES - NET — (0.5)%[6]	(269,900,859)
		TOTAL NET ASSETS — 100%	$49,813,591,865
Semi-Annual Shareholder Report
12

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $4,785,808,813, which represented 9.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $4,785,808,813, which represented 9.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
ISD	— Independent School District
LLC	— Limited Liability Corporation
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MFH	— Multi-Family Housing
PSFG	— Permanent School Fund Guarantee
SA	— Support Agreement
SPEARs	— Short Puttable Exempt Adjustable Receipts
USD	— Unified School District

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
13

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.015	0.040	0.052
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.015	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.015)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.16%	0.17%	1.54%	4.03%	5.30%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.21%	0.23%	0.20%	0.20%
Net investment income	0.16%[3]	0.16%	0.18%	1.28%	3.90%	5.18%
Expense waiver/ reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,295,418	$39,900,328	$38,408,721	$39,580,019	$18,430,487	$16,469,931
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$50,083,492,724
Income receivable		27,482,693
Receivable for investments sold		23,860,046
Receivable for shares sold		13,283,330
TOTAL ASSETS		50,148,118,793
Liabilities:
Payable for investments purchased	$326,000,000
Payable for shares redeemed	3,581,814
Bank overdraft	143,637
Income distribution payable	3,235,653
Payable for Directors'/Trustees' fees	45,505
Payable for distribution services fee (Note 5)	475,456
Payable for shareholder services fee (Note 5)	426,115
Accrued expenses	618,748
TOTAL LIABILITIES		334,526,928
Net assets for 49,797,383,354 shares outstanding		$49,813,591,865
Net Assets Consist of:
Paid-in capital		$49,823,984,761
Accumulated net realized loss on investments		(10,532,189)
Undistributed net investment income		139,293
TOTAL NET ASSETS		$49,813,591,865
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,295,417,751 ÷ 43,280,377,579 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,751,081,007 ÷ 3,749,893,020 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$2,767,093,107 ÷ 2,767,112,755 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$87,345,286
Expenses:
Investment adviser fee (Note 5)		$48,072,053
Administrative fee (Note 5)		18,763,850
Custodian fees		816,846
Transfer and dividend disbursing agent fees and expenses		147,536
Directors'/Trustees' fees		192,810
Auditing fees		10,724
Legal fees		1,559
Portfolio accounting fees		97,164
Distribution services fee (Note 5)		3,545,312
Shareholder services fee (Note 5)		5,672,471
Account administration fee (Note 2)		2,917,218
Share registration costs		94,159
Printing and postage		100,017
Insurance premiums		50,293
Miscellaneous		81,036
TOTAL EXPENSES		80,563,048
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(18,705,795)
Waiver of administrative fee (Note 5)	(472,434)
Waiver of distribution services fee (Note 5)	(1,450,709)
Waiver of shareholder services fee (Note 5)	(4,133,203)
Waiver of account administration fee (Note 2)	(970,489)
Reimbursement of shareholder services fee (Note 5)	(499,809)
TOTAL WAIVERS AND REIMBURSEMENT		(26,232,439)
Net expenses			54,330,609
Net investment income			33,014,677
Net realized gain on investments			18,071
Change in net assets resulting from operations			$33,032,748

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,014,677	$68,497,333
Net realized gain on investments	18,071	56,975
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,032,748	68,554,308
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(32,600,976)	(67,683,077)
Service Shares	(203,496)	(507,581)
Trust Shares	(141,785)	(258,856)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(32,946,257)	(68,449,514)
Share Transactions:
Proceeds from sale of shares	150,742,091,892	272,909,802,727
Net asset value of shares issued to shareholders in payment of distributions declared	17,496,002	28,801,612
Cost of shares redeemed	(147,675,119,937)	(270,271,007,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,084,467,957	2,667,596,514
Change in net assets	3,084,554,448	2,667,701,308
Net Assets:
Beginning of period	46,729,037,417	44,061,336,109
End of period (including undistributed net investment income of $139,293 and $70,873, respectively)	$49,813,591,865	$46,729,037,417

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,946,505	$ —
Trust Shares	970,713	(970,489)
TOTAL	$2,917,218	$(970,489)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	142,996,302,227	$142,996,302,227	250,937,413,504	$250,937,413,504
Shares issued to shareholders in payment of distributions declared	17,304,679	17,304,679	28,436,057	28,436,057
Shares redeemed	(139,618,592,575)	(139,618,592,575)	(249,474,345,192)	(249,474,345,192)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,395,014,331	$3,395,014,331	1,491,504,369	$1,491,504,369
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,651,881,432	$6,651,881,432	17,392,941,255	$17,392,941,255
Shares issued to shareholders in payment of distributions declared	62,237	62,237	137,196	137,196
Shares redeemed	(6,910,599,025)	(6,910,599,025)	(18,423,384,330)	(18,423,384,330)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(258,655,356)	$(258,655,356)	(1,030,305,879)	$(1,030,305,879)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,093,908,233	$1,093,908,233	4,579,447,968	$4,579,447,968
Shares issued to shareholders in payment of distributions declared	129,086	129,086	228,359	228,359
Shares redeemed	(1,145,928,337)	(1,145,928,337)	(2,373,278,303)	(2,373,278,303)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(51,891,018)	$(51,891,018)	2,206,398,024	$2,206,398,024
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,084,467,957	$3,084,467,957	2,667,596,514	$2,667,596,514

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $10,550,260 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2016	$25,655	NA	$25,655
2017	$10,524,605	NA	$10,524,605

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $18,705,795 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $472,434 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$3,545,312	$(1,450,709)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC did not retain any fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$3,097,872	$(499,809)	$(1,558,604)
Trust Shares	2,574,599	—	(2,574,599)
TOTAL	$5,672,471	$(499,809)	$(4,133,203)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $400,690,000 and $1,039,155,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.80	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.13	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract – May 2011

Federated prime obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

29

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
32

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N203

34428 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	PVOXX
Service*	PVSXX
Capital**	PVCXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.6%
Bank Instruments	33.7%
Variable Rate Demand Instruments	17.1%
Repurchase Agreements	12.6%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity4 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	32.4%[5]
8-30 Days	34.7%
31-90 Days	27.0%
91-180 Days	4.2%
181 Days or more	1.7%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, collateralized loan agreements, commercial paper, municipal bonds and corporate bonds with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 18.0% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.2%
		Finance - Automotive – 1.4%
$31,602,104		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	31,602,104
4,774,201		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	4,774,201
35,605,778		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	35,605,778
15,755,424		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	15,755,424
10,000,000		Santander Drive Auto Receivables Trust 2012-1, Class A1, 0.544%, 1/15/2013	10,000,000
		TOTAL	97,737,507
		Finance - Equipment – 0.1%
4,584,684		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	4,584,684
370,426	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	370,426
4,962,517	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	4,962,517
		TOTAL	9,917,627
		Finance - Retail – 1.7%
56,500,000	[1,2,3]	Fosse Master Issuer PLC 2011-2, Class A1, 0.482%, 2/21/2012	56,500,000
57,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-3, Class A1, 0.415%, 2/15/2012	57,000,000
8,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.447%, 2/15/2012	8,000,000
		TOTAL	121,500,000
		TOTAL ASSET-BACKED SECURITIES	229,155,134
		Bank Note – 2.7%
		Finance - Banking – 2.7%
191,000,000		Bank of America N.A., 0.460%, 2/10/2012	191,000,000
		Certificates of Deposit – 31.0%
		Finance - Banking – 31.0%
75,000,000		Bank of America N.A., 0.550%, 3/12/2012	75,000,000
100,000,000	[3]	Bank of Montreal, 0.435%, 2/14/2012	100,000,000
100,000,000	[3]	Bank of Montreal, 0.545%, 2/14/2012	100,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.445%, 2/8/2012	100,000,000
305,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400% - 0.450%, 2/6/2012 - 3/1/2012	305,000,000
144,700,000		Barclays Bank PLC, 0.500%, 3/2/2012	144,700,000
50,000,000		Barclays Bank PLC, 0.560%, 4/27/2012	50,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
$100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.485%, 2/13/2012	100,000,000
70,000,000		Credit Suisse, Zurich, 0.380% - 0.450%, 2/10/2012 - 4/10/2012	70,000,000
155,000,000	[3]	Credit Suisse, Zurich, 0.385%, 2/8/2012	155,000,000
50,000,000		Deutsche Bank AG, 0.500%, 4/23/2012	50,000,000
50,000,000	[3]	Deutsche Bank AG, 0.729%, 2/21/2012	50,000,000
149,000,000		Mizuho Corporate Bank Ltd., 0.420% - 0.480%, 4/10/2012 - 5/2/2012	149,000,000
75,000,000		Mizuho Corporate Bank Ltd., 0.545%, 4/30/2012	74,899,085
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.445%, 2/13/2012	50,000,000
100,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.553%, 3/15/2012	99,996,208
105,000,000		National Australia Bank Ltd., Melbourne, 0.600%, 5/18/2012	105,001,556
160,000,000		Rabobank Nederland NV, Utrecht, 0.460% - 0.580%, 4/13/2012 - 4/27/2012	160,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.466%, 2/13/2012	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	30,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.629%, 3/19/2012	50,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 0.580%, 4/20/2012	100,000,000
50,000,000	[3]	Toronto Dominion Bank, 0.496%, 2/10/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,218,596,849
		Collateralized Loan Agreements – 7.2%
		Finance - Banking – 7.2%
50,000,000		Barclays Capital, Inc., 0.507%, 2/3/2012	50,000,000
120,000,000		Citigroup Global Markets, Inc., 0.600% - 0.980%, 2/1/2012 - 3/9/2012	120,000,000
25,000,000		Credit Suisse Securities (USA) LLC, 0.913%, 4/24/2012	25,000,000
100,000,000		Deutsche Bank Securities, Inc., 0.507%, 2/1/2012	100,000,000
50,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.700%, 2/1/2012	50,000,000
45,000,000		Mizuho Securities USA, Inc., 0.304%, 2/1/2012	45,000,000
75,000,000		RBS Securities, Inc., 0.500%, 2/1/2012	75,000,000
50,000,000		Wells Fargo Securities, LLC, 0.487%, 4/16/2012	50,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	515,000,000
		Commercial Paper – 21.4%[4]
		Aerospace/Auto – 0.5%
33,000,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.410% - 0.450%, 2/2/2012 - 2/6/2012	32,999,188
		Consumer Products – 0.5%
36,078,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.420% - 0.450%, 3/9/2012 - 3/15/2012	36,062,312
		Diversified – 0.3%
25,000,000	[1,2]	BAE Systems Holdings, Inc., (GTD by BAE Systems PLC), 0.410%, 2/22/2012	24,994,021
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Electric Power – 0.3%
$20,389,000		Virginia Electric & Power Co., 0.430% - 0.450%, 2/7/2012 - 3/14/2012	20,384,057
		Finance - Banking – 15.0%
150,000,000	[1,2]	Commonwealth Bank of Australia, 0.461% - 0.602%, 4/26/2012 - 6/7/2012	149,734,028
118,000,000	[1,2]	Grampian Funding LLC, 0.280%, 2/6/2012 - 2/8/2012	117,993,855
25,000,000		ICICI Bank Ltd., (Bank of America N.A. LOC), 0.651%, 3/13/2012	24,981,493
334,500,000		ING (U.S.) Funding LLC, 0.551% - 0.586%, 4/10/2012 - 4/17/2012	334,122,952
145,000,000	[1,2]	Northern Pines Funding LLC, 0.501% - 0.561%, 3/1/2012 - 4/24/2012	144,881,964
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.200%, 2/1/2012	200,000,000
100,000,000		Svenska Handelsbanken, Inc., (GTD by Svenska Handelsbanken, Stockholm), 0.421%, 2/16/2012	99,982,500
		TOTAL	1,071,696,792
		Finance - Commercial – 1.4%
100,000,000		General Electric Capital Corp., 0.200%, 2/21/2012	99,988,889
		Finance - Retail – 2.4%
98,000,000	[1,2]	Alpine Securitization Corp., 0.451%, 2/24/2012	97,971,825
75,000,000	[1,2]	Sheffield Receivables Corp., 0.380%, 2/8/2012 - 2/16/2012	74,992,347
		TOTAL	172,964,172
		Machinery/Equipment / Auto – 0.4%
31,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.430% - 0.470%, 2/16/2012 - 3/8/2012	30,987,490
		Media – 0.4%
26,000,000	[1,2]	NBC Universal Media, LLC, 0.410% - 0.440%, 2/3/2012 - 2/13/2012	25,997,120
		Oil & Oil Finance – 0.2%
16,500,000	[1,2]	Devon Energy Corp., 0.390% - 0.440%, 2/2/2012 - 3/9/2012	16,497,485
		TOTAL COMMERCIAL PAPER	1,532,571,526
		Corporate Bonds – 4.0%
		Finance - Banking – 2.1%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.399%, 2/21/2013	150,000,000
		Finance - Commercial – 1.9%
52,580,000		General Electric Capital Corp., 3.500%, 8/13/2012	53,339,201
2,395,000		General Electric Capital Corp., 4.250%, 6/15/2012	2,426,657
32,641,000		General Electric Capital Corp., 5.250%, 10/19/2012	33,677,649
2,000,000		General Electric Capital Corp., 5.875%, 2/15/2012	2,004,140
44,872,000		General Electric Capital Corp., 6.000%, 6/15/2012	45,759,013
		TOTAL	137,206,660
		TOTAL CORPORATE BONDS	287,206,660
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Municipal Bonds – 0.8%
		Finance - Banking – 0.8%
$53,800,000	[1,2,3]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), (GTD by Citibank NA, New York), 0.260%, 2/2/2012	53,800,000
		Notes - Variable – 14.3%[3]
		Chemicals – 0.2%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.080%, 2/1/2012	12,500,000
		Finance - Banking – 13.0%
30,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.220%, 2/2/2012	30,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.445%, 2/6/2012	100,000,000
70,000,000		Australia & New Zealand Banking Group, Melbourne, 0.534%, 3/7/2012	70,000,000
3,370,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.330%, 2/1/2012	3,370,000
5,775,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	5,775,000
11,520,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	11,520,000
5,355,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.600%, 2/2/2012	5,355,000
6,290,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	6,290,000
303,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.190%, 2/2/2012	303,000
12,155,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.450%, 2/2/2012	12,155,000
10,155,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.310%, 2/2/2012	10,155,000
4,095,000		Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.270%, 2/1/2012	4,095,000
4,400,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	4,400,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.450%, 2/1/2012	10,265,000
3,840,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	3,840,000
5,335,000		DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.200%, 2/2/2012	5,335,000
7,410,000		Downtown Renaissance, Inc., Rocky Mountain Centre Project, (Series 2004), (RBC Bank (USA) LOC), 0.800%, 2/2/2012	7,410,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
$505,000	[1,2]	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	505,000
525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	525,000
48,490,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	48,490,000
10,500,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.450%, 2/2/2012	10,500,000
1,770,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	1,770,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.450%, 2/1/2012	16,700,000
3,400,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	3,400,000
141,000,000		JPMorgan Chase Bank, N.A., 0.311%, 2/29/2012	141,000,000
4,060,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.440%, 2/3/2012	4,060,000
15,635,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	15,635,000
7,885,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.390%, 2/2/2012	7,885,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	16,000,000
16,915,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	16,915,000
3,215,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/7/2012	3,215,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/2/2012	3,000,000
26,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	26,000,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.200%, 2/1/2012	31,085,000
15,315,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.300%, 2/2/2012	15,315,000
19,685,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.170%, 2/1/2012	19,685,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
$85,000,000	Rabobank Nederland NV, Utrecht, 0.385%, 2/8/2012	85,000,000
40,000,000	Rabobank Nederland NV, Utrecht, 0.445%, 2/13/2012	40,000,000
4,260,000	River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 1.700%, 2/2/2012	4,260,000
23,560,000	Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.200%, 2/2/2012	23,560,000
5,490,000	Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.360%, 2/2/2012	5,490,000
17,470,000	Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.210%, 2/2/2012	17,470,000
7,795,000	Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	7,795,000
14,595,000	Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.080%, 2/1/2012	14,595,000
6,870,000	Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.200%, 2/2/2012	6,870,000
374,000	Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.360%, 2/2/2012	374,000
7,895,000	WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 1.700%, 2/2/2012	7,895,000
5,590,000	West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/3/2012	5,590,000
4,675,000	Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.620%, 2/1/2012	4,675,000
6,840,000	Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.270%, 2/2/2012	6,840,000
3,000,000	York County, PA IDA, (Series 2003-B), (Assured Guaranty Municipal Corp. INS), 2.550%, 2/2/2012	3,000,000
	TOTAL	932,742,000
	Finance - Retail – 0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.840%, 2/15/2012	43,000,000
	Government Agency – 0.5%
15,700,000	Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.160%, 2/1/2012	15,700,000
8,565,000	Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.450%, 2/2/2012	8,565,000
13,000,000	Mississippi Business Finance Corp., (Series 2008), (FHLB of Atlanta LOC), 0.090%, 2/2/2012	13,000,000
	TOTAL	37,265,000
	TOTAL NOTES — VARIABLE	1,025,507,000
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Principal Amount			Value
		Variable Medium Term Notes – 2.8%
		Finance - Banking – 2.8%
$50,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.421%, 2/29/2012	50,004,049
150,000,000	[1,2,3]	Svenska Handelsbanken, Stockholm, 0.516%, 2/17/2012	150,000,000
		TOTAL VARIABLE MEDIUM TERM NOTES	200,004,049
		Repurchase Agreements – 12.6%
1,812,000		Interest in $3,025,000,000 joint repurchase agreement 0.22%, dated 1/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,025,018,486 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/20/2040 and the market value of those underlying securities was $3,115,769,042.	1,812,000
550,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.24%, dated 1/31/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,007,667 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $1,175,204,186.	550,000,000
350,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,734,010,156.	350,000,000
		TOTAL REPURCHASE AGREEMENTS	901,812,000
		TOTAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	7,154,653,218
		OTHER ASSETS AND LIABILITES - NET — 0.0%[6]	2,636,102
		TOTAL NET ASSETS — 100%	$7,157,289,320
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,084,249,578, which represented 15.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $1,084,249,578, which represented 15.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.017	0.040	0.052
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.017	0.040	0.052
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.017)	(0.040)	(0.052)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.20%	0.24%	1.73%	4.09%	5.35%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.22%	0.17%	0.17%
Net investment income	0.18%[3]	0.20%	0.25%	1.66%	4.13%	5.24%
Expense waiver/reimbursement[4]	0.09%[3]	0.09%	0.09%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,676,895	$6,333,286	$6,423,716	$8,831,803	$7,344,142	$10,023,082
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.015	0.038	0.050
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.015	0.038	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)	(0.038)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	1.48%	3.83%	5.09%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.40%	0.41%	0.47%	0.42%	0.42%
Net investment income	0.01%[3]	0.01%	0.05%	1.49%	3.74%	4.99%
Expense waiver/reimbursement[4]	0.17%[3]	0.14%	0.13%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,009,608	$989,380	$1,052,627	$2,138,614	$2,319,962	$2,282,934
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.016	0.039	0.051
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.016	0.039	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.016)	(0.039)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.10%	0.14%	1.64%	3.99%	5.25%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.27%	0.27%
Net investment income	0.08%[3]	0.10%	0.16%	1.89%	3.70%	5.14%
Expense waiver/reimbursement[4]	0.08%[3]	0.09%	0.09%	0.11%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$470,786	$549,187	$662,048	$1,162,306	$4,799,985	$2,534,174
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investments in repurchase agreements	$901,812,000
Investments in securities	6,252,841,218
Total investments in securities, at amortized cost and fair value		$7,154,653,218
Cash		349,214
Income receivable		4,167,108
Receivable for shares sold		97,657
TOTAL ASSETS		7,159,267,197
Liabilities:
Payable for shares redeemed	1,109,342
Income distribution payable	467,129
Payable for custodian fees	101,916
Payable for Directors'/Trustees' fees	13,579
Payable for shareholder services fee (Note 5)	213,648
Accrued expenses	72,263
TOTAL LIABILITIES		1,977,877
Net assets for 7,157,295,720 shares outstanding		$7,157,289,320
Net Assets Consist of:
Paid-in capital		$7,157,295,720
Accumulated net realized loss on investments		(5,561)
Distributions in excess of net investment income		(839)
TOTAL NET ASSETS		$7,157,289,320
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,676,895,402 ÷ 5,676,529,973 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,009,608,094 ÷ 1,009,904,335 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$470,785,824 ÷ 470,861,412 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$14,948,242
Expenses:
Investment adviser fee (Note 5)		$7,797,071
Administrative fee (Note 5)		3,043,505
Custodian fees		192,223
Transfer and dividend disbursing agent fees and expenses		45,479
Directors'/Trustees' fees		21,994
Auditing fees		10,724
Legal fees		3,058
Portfolio accounting fees		93,765
Shareholder services fee (Note 5)		1,384,295
Account administration fee (Note 2)		150,007
Share registration costs		60,333
Printing and postage		15,732
Insurance premiums		10,414
Miscellaneous		19,685
TOTAL EXPENSES		12,848,285
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(3,249,164)
Waiver of administrative fee	(76,720)
Waiver of shareholder services fee	(342,012)
Reimbursement of shareholder services fee	(72,565)
TOTAL WAIVERS AND REIMBURSEMENT		(3,740,461)
Net expenses			9,107,824
Net investment income			5,840,418
Net realized gain on investments			32,748
Change in net assets resulting from operations			$5,873,166

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,840,418	$14,083,188
Net realized gain on investments	32,748	11,667
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,873,166	14,094,855
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,580,120)	(13,303,686)
Service Shares	(51,203)	(108,507)
Capital Shares	(207,845)	(678,688)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,839,168)	(14,090,881)
Share Transactions:
Proceeds from sale of shares	33,458,732,650	62,377,551,032
Net asset value of shares issued to shareholders in payment of distributions declared	3,579,327	9,521,945
Cost of shares redeemed	(34,176,909,510)	(62,653,615,556)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(714,597,533)	(266,542,579)
Change in net assets	(714,563,535)	(266,538,605)
Net Assets:
Beginning of period	7,871,852,855	8,138,391,460
End of period (including distributions in excess of net investment income of $(839) and $(2,089), respectively)	$7,157,289,320	$7,871,852,855

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$133,834
Capital Shares	16,173
TOTAL	$150,007

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,064,242,283	$31,064,242,283	56,574,777,537	$56,574,777,537
Shares issued to shareholders in payment of distributions declared	3,399,921	3,399,921	8,934,881	8,934,881
Shares redeemed	(31,724,062,685)	(31,724,062,685)	(56,674,150,928)	(56,674,150,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(656,420,481)	$(656,420,481)	(90,438,510)	$(90,438,510)
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,318,574,388	$1,318,574,388	2,374,811,915	$2,374,811,915
Shares issued to shareholders in payment of distributions declared	35,255	35,255	77,614	77,614
Shares redeemed	(1,298,388,236)	(1,298,388,236)	(2,438,136,094)	(2,438,136,094)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	20,221,407	$20,221,407	(63,246,565)	$(63,246,565)
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,075,915,979	$1,075,915,979	3,427,961,580	$3,427,961,580
Shares issued to shareholders in payment of distributions declared	144,151	144,151	509,450	509,450
Shares redeemed	(1,154,458,589)	(1,154,458,589)	(3,541,328,534)	(3,541,328,534)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,398,459)	$(78,398,459)	(112,857,504)	$(112,857,504)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(714,597,533)	$(714,597,533)	(266,542,579)	$(266,542,579)

4. FEDERAL TAX INFORMATION

At July 31, 2011, the Fund had a capital loss carryforward of $38,309 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$38,309	NA	$38,309

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $3,249,164 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $76,720 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,146,014	$(72,225)	$(342,012)
Capital Shares	238,281	(340)	—
TOTAL	$1,384,295	$(72,565)	$(342,012)

For the six months ended January 31, 2012, FSSC did not receive any fees paid by the Fund. For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur a Service Fee.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $40,000,000 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to, other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.90	$1.01
Service Shares	$1,000	$1,000.10	$1.86[2]
Capital Shares	$1,000	$1,000.40	$1.51
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,023.28	$1.88[2]
Capital Shares	$1,000	$1,023.63	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.20%
Service Shares	0.37%
Capital Shares	0.30%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract – May 2011

Federated prime value obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

26

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

28

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567

Q450201 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	TBIX
Service*	TBSXX

*formerly, Institutional Service Shares

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	17.5%
Commercial Paper	4.9%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At January 31, 2012, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.6%
8-30 Days	2.1%
31-90 Days	3.6%
91-180 Days	7.1%
181 Days or more	8.3%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%[1,2]
		Alabama – 4.2%
$2,800,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.080%, 2/2/2012	2,800,000
20,660,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	20,660,000
1,000,000	[3,4]	Alabama State Public School & College Authority, P-FLOATs (Series MT-719) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	1,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	8,000,000
10,125,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	10,125,000
24,900,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	24,900,000
82,060,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	82,060,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.080%, 2/2/2012	12,000,000
31,455,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,455,000
2,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	2,000,000
13,215,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	13,215,000
18,750,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	18,750,000
7,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	7,600,000
47,950,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	47,950,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.070%, 2/1/2012	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.070%, 2/1/2012	10,000,000
13,825,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 2/2/2012	13,825,000
43,460,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	43,460,000
675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.060%, 2/1/2012	675,000
		TOTAL	375,475,000
		Arizona – 1.9%
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.090%, 2/1/2012	2,250,000
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2012	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2012	3,200,000
21,925,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.27% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	21,925,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.190%, 2/2/2012	4,000,000
56,200,000		Phoenix, AZ Civic Improvement Corp. — Wastewater System, (Series 2009), 0.20% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2012	56,200,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.080%, 2/1/2012	6,750,000
4,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.170%, 2/2/2012	4,905,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.140%, 2/2/2012	7,845,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.080%, 2/2/2012	3,345,000
3,210,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.090%, 2/1/2012	3,210,000
Semi-Annual Shareholder Report

Principal Amount			Value
$11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.300%, 2/2/2012	11,000,000
10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	10,000,000
28,795,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	28,795,000
		TOTAL	172,225,000
		California – 8.2%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	10,050,000
21,775,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	21,775,000
15,720,000	[3,4]	Anaheim, CA Redevelopment Agency, SPEARs (Series DBE-490), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	15,720,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.26% CP (Kaiser Permanente), Mandatory Tender 8/6/2012	10,000,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	17,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/1/2012	10,000,000
28,990,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.400%, 2/1/2012	28,990,000
35,500,000		California State, (Series A-1), 2.00% RANs, 5/24/2012	35,677,816
82,405,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	82,940,309
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.080%, 2/2/2012	4,400,000
17,045,000		California Statewide CDA, (Series 2004E), 0.28% CP (Kaiser Permanente), Mandatory Tender 5/10/2012	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.160%, 2/2/2012	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.070%, 2/2/2012	22,910,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	7,830,000
30,000,000		California Statewide CDA, (Series 2008B), 0.22% CP (Kaiser Permanente), Mandatory Tender 3/27/2012	30,000,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	17,300,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.060%, 2/1/2012	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	24,965,000
11,485,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-477), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	11,485,000
10,244,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	10,244,000
18,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	18,029,825
30,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	30,102,552
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,170,286
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	14,000,000
100,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	100,866,821
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	10,065,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.160%, 2/2/2012	12,000,000
21,000,000		Los Angeles, CA, (2011 Series A), 2.50% TRANs, 2/29/2012	21,035,407
12,500,000		Los Angeles, CA, (2011 Series B), 2.50% TRANs, 3/30/2012	12,543,334
11,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	11,057,838
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	10,125,000
9,415,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/2/2012	9,415,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,156,757
Semi-Annual Shareholder Report

Principal Amount			Value
$26,300,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.070%, 2/1/2012	26,300,000
25,000,000		South Coast, CA Local Education Agencies, (Series 2011B), 2.00% TRANs (Capistrano, CA USD), 5/15/2012	25,113,498
		TOTAL	740,033,443
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	4,835,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	1,855,000
10,115,000		Colorado HFA (Class I Bonds), (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.080%, 2/1/2012	10,115,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	11,165,000
16,950,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	16,950,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.030%, 2/1/2012	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.030%, 2/1/2012	15,800,000
21,165,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	21,165,000
		TOTAL	99,760,000
		Connecticut – 0.4%
13,500,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	13,500,000
700,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.070%, 2/1/2012	700,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	17,000,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,017,771
		TOTAL	40,217,771
Semi-Annual Shareholder Report

Principal Amount			Value
		District of Columbia – 1.8%
$4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	6,950,000
51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/2/2012	51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.20% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,000,000
14,220,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	14,220,000
25,120,000		District of Columbia, (Series 2009A), 0.20% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	25,120,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	26,665,000
		TOTAL	162,770,000
		Florida – 7.4%
8,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.20% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	8,000,000
38,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.20% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	38,000,000
3,060,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.080%, 2/1/2012	3,060,000
51,000,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	51,000,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 2/2/2012	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.080%, 2/2/2012	6,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	18,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/1/2012	13,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 2/2/2012	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	4,705,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.060%, 2/2/2012	7,500,000
23,820,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 2/1/2012	23,820,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.250%, 2/2/2012	5,800,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	57,440,000
5,000,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,000,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 2/2/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 2/2/2012	22,600,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/2/2012	10,000,000
35,100,000	[3,4]	South Florida Water Management District, Solar Eclipse (Series 2007-0035) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	35,100,000
2,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.200%, 2/1/2012	2,000,000
87,710,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 2/1/2012	87,710,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	9,650,000
Semi-Annual Shareholder Report

Principal Amount			Value
$99,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/1/2012	99,990,000
		TOTAL	666,300,000
		Georgia – 3.5%
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	5,290,000
14,735,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.090%, 2/2/2012	14,735,000
4,500,000		Clayton County, GA Housing Authority, (Series 1990 C) Weekly VRDNs (Villa Rouge Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	4,500,000
12,885,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	12,885,000
6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.140%, 2/2/2012	10,000,000
47,920,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	47,920,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	2,000,000
3,300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	3,300,000
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	1,800,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	80,000
7,455,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	7,455,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,880,000
Semi-Annual Shareholder Report

Principal Amount			Value
$54,105,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.140%, 2/1/2012	54,105,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	3,900,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	5,740,000
6,000,000	[3,4]	Georgia State, P-FLOATs (Series MT-729) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	6,000,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	20,500,000
4,360,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	4,360,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	7,500,000
5,450,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	5,450,000
66,685,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	66,685,000
3,400,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	3,400,000
3,900,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	3,900,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/1/2012	2,850,000
3,965,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,965,000
		TOTAL	317,960,000
		Hawaii – 0.1%
10,375,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	10,375,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Idaho – 0.6%
$31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(BMO Harris Bank, N.A. LOC), 0.070%, 2/2/2012	31,000,000
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,141,222
		TOTAL	51,141,222
		Illinois – 8.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.080%, 2/2/2012	12,410,000
27,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	27,785,000
40,815,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	40,815,000
16,285,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	16,285,000
20,537,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DBE-653), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	20,537,000
10,810,000	[3,4]	Chicago, IL Metropolitan Water Reclamation District, P-FLOATs (Series MT-727) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	10,810,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	5,250,000
14,675,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.090%, 2/2/2012	14,675,000
18,990,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	18,990,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.330%, 2/1/2012	12,500,000
9,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	9,455,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	15,400,000
900,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 2/2/2012	900,000
9,400,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.080%, 2/1/2012	9,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/1/2012	3,700,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.200%, 2/2/2012	7,000,000
35,460,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.090%, 2/2/2012	35,460,000
4,005,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	4,005,000
24,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	24,000,000
81,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	81,425,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2012	38,695,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	4,755,000
48,695,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	48,695,000
9,000,000		Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2012	62,700,000
6,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/1/2012	6,000,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.090%, 2/2/2012	14,750,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/1/2012	8,000,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 2/2/2012	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 2/2/2012	9,885,000
50,345,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	50,345,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2012	3,900,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 2/2/2012	2,100,000
33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	33,185,000
6,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 2/1/2012	6,525,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	23,095,000
18,780,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	18,780,000
10,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	10,300,000
12,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 4/5/2012	12,880,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	9,495,000
		TOTAL	755,137,000
		Indiana – 0.5%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	2,235,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	12,000,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	5,900,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	6,500,000
Semi-Annual Shareholder Report

Principal Amount		Value
$10,395,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	10,395,000
	TOTAL	45,485,000
	Iowa – 1.0%
13,110,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	13,110,000
21,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 2/2/2012	21,500,000
13,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.110%, 2/1/2012	13,900,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 2/2/2012	40,000,000
	TOTAL	88,510,000
	Kansas – 0.2%
5,000,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	5,000,000
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.080%, 2/2/2012	10,195,000
	TOTAL	15,195,000
	Kentucky – 1.2%
20,080,000	Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/2/2012	20,080,000
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.180%, 02/02/2012	16,000,000
13,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.180%, 02/02/2012	13,000,000
55,270,000	Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.100%, 2/2/2012	55,270,000
4,385,000	Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.070%, 2/3/2012	4,385,000
	TOTAL	108,735,000
	Louisiana – 1.8%
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 2/1/2012	25,000,000
4,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	4,000,000
 Semi-Annual Shareholder Report

Principal Amount			Value
$3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.060%, 2/1/2012	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008 — 6C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	37,830,000
5,800,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.110%, 2/2/2012	5,800,000
		TOTAL	159,980,000
		Maine – 0.0%
3,370,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	3,370,000
		Maryland – 3.7%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.080%, 2/2/2012	6,450,000
7,115,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	7,115,000
14,355,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.180%, 2/1/2012	14,355,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	11,310,000
3,130,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	3,130,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/3/2012	100,000
43,705,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	43,705,000
44,790,000		Maryland Community Development Administration — Residential Revenue, (Series 2007J) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	44,790,000
40,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.10% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/21/2012	40,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$34,550,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.20% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/14/2012	34,550,000
11,215,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	11,215,000
33,700,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.160%, 2/2/2012	33,700,000
6,565,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	6,565,000
13,540,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	13,540,000
3,205,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	3,205,000
1,200,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	1,200,500
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	1,300,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E) Weekly VRDNs (University of Maryland Medical System Corporation)/(Bank of Montreal LOC), 0.070%, 2/2/2012	10,000,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.390%, 2/2/2012	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 2/2/2012	12,000,000
9,760,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/3/2012	9,760,000
18,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	18,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/7/2012	1,559,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	3,340,000
		TOTAL	335,889,500
		Massachusetts – 2.2%
15,860,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	15,860,000
33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.850%, 2/2/2012	33,500,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.32% Bonds, 2/2/2012	7,000,000
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,009,850
5,328,625		Malden, MA, 1.25% BANs, 9/28/2012	5,355,361
50,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 2/1/2012	50,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.170%, 2/2/2012	8,000,000
1,770,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.070%, 2/2/2012	1,770,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	23,620,000
5,100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 2/2/2012	5,100,000
11,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.060%, 2/2/2012	11,500,000
4,615,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 2/1/2012	4,615,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	10,000,000
6,950,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/1/2012	6,950,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.170%, 2/2/2012	5,955,000
		TOTAL	199,235,211
Semi-Annual Shareholder Report

Principal Amount			Value
		Michigan – 6.7%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.260%, 2/2/2012	8,000,000
3,000,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.100%, 2/2/2012	3,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	15,900,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.180%, 2/1/2012	1,300,000
19,380,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.140%, 2/2/2012	19,380,000
12,000,000		Grand Traverse County, MI Hospital Finance Authority, (Series B) Weekly VRDNs (Munson Healthcare)/(J.P. Morgan Chase & Co. LOC), 0.080%, 2/2/2012	12,000,000
35,200,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.090%, 2/2/2012	35,200,000
53,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	53,416,328
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,229,853
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,372,181
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (J.P. Morgan Chase & Co. LOC), 0.080%, 2/2/2012	3,750,000
190,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 0.110%, 2/1/2012	190,000,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	500,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.130%, 2/2/2012	4,600,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.050%, 2/2/2012	5,000,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.170%, 2/2/2012	10,000,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.170%, 2/2/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.170%, 2/2/2012	7,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
$1,605,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.110%, 2/1/2012	1,605,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	1,965,000
2,400,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	2,400,000
5,170,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.090%, 2/2/2012	5,170,000
2,235,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.090%, 2/2/2012	2,235,000
13,000,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.140%, 2/2/2012	13,000,000
5,920,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.090%, 2/2/2012	5,920,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.510%, 2/2/2012	700,000
1,435,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.090%, 2/1/2012	1,435,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	1,000,000
1,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.120%, 2/1/2012	1,700,000
8,750,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.070%, 2/2/2012	8,750,000
21,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 2/2/2012	21,675,000
3,715,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	3,715,000
5,000,000	[3,4]	Portage, MI Public Schools, AUSTIN Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.230%, 2/2/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	3,245,000
Semi-Annual Shareholder Report

Principal Amount			Value
$31,700,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	31,700,000
34,025,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	34,025,000
10,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	10,000,000
		TOTAL	600,488,362
		Minnesota – 1.9%
5,400,000		Albert Lea, MN ISD No. 241, 1.00% TANs (GTD by Minnesota State), 9/28/2012	5,421,548
2,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 2/2/2012	2,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,003,593
9,000,000		Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,055,192
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.100%, 2/1/2012	2,600,000
18,100,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.070%, 2/2/2012	18,100,000
4,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.070%, 2/2/2012	4,345,000
5,100,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A — Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.100%, 2/1/2012	5,100,000
4,875,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	4,875,000
13,790,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	13,790,000
20,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	20,345,000
4,275,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	4,275,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	4,100,000
5,900,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.090%, 2/2/2012	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.080%, 2/2/2012	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.080%, 2/2/2012	4,560,000
15,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	15,000,000
3,215,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	3,215,000
15,425,000		St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,482,869
27,300,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	27,300,000
		TOTAL	172,123,202
		Mississippi – 0.8%
24,000,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.090%, 2/2/2012	24,000,000
6,810,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	6,810,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	12,390,000
30,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(BNP Paribas SA LOC), 1.050%, 2/2/2012	30,000,000
		TOTAL	73,200,000
		Missouri – 0.2%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.180%, 2/2/2012	8,865,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,072,244
		TOTAL	19,937,244
		Multi-State – 0.1%
6,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.130%, 2/2/2012	6,025,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Nebraska – 1.2%
$98,045,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	98,045,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.130%, 2/2/2012	10,000,000
		TOTAL	108,045,000
		Nevada – 0.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 2/1/2012	6,500,000
18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 2/1/2012	18,000,000
3,950,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.080%, 2/1/2012	3,950,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	28,500,000
25,115,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 2/2/2012	25,115,000
		TOTAL	82,065,000
		New Hampshire – 0.3%
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/2/2012	25,000,000
		New Jersey – 1.8%
5,290,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/1/2012	5,290,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,394,216
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	21,000,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,528,916
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,442,871
14,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.110%, 2/1/2012	14,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	28,170,000
Semi-Annual Shareholder Report

Principal Amount		Value
$12,000,000	New Jersey State, (Series C), 2.00% TRANs, 6/21/2012	12,082,170
9,272,000	North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,296,344
6,000,000	North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,009,551
13,300,000	Readington Township, NJ, 1.00% BANs, 2/1/2013	13,380,731
9,999,181	Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,032,318
9,273,034	Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,276,983
	TOTAL	164,904,100
	New Mexico – 1.4%
126,640,000	New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	126,640,000
	New York – 8.5%
30,471,326	Albany, NY, 1.25% BANs, 7/6/2012	30,581,243
20,000,000	Brookhaven, NY, 0.90% BANs, 9/28/2012	20,071,869
20,000,000	Brookhaven, NY, 1.00% BANs, 9/28/2012	20,078,295
10,000,000	Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,008,028
10,000,000	Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,029,374
31,750,000	Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.180%, 2/1/2012	31,750,000
47,910,000	Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.450%, 2/2/2012	47,910,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,045,699
10,000,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.100%, 2/1/2012	10,000,000
9,000,000	New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	9,000,000
56,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 2/1/2012	56,900,000
15,000,000	New York City, NY TFA, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 2/1/2012	15,000,000
84,500,000	New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.150%, 2/1/2012	84,500,000
8,940,000	New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 2/1/2012	8,940,000
Semi-Annual Shareholder Report

Principal Amount			Value
$44,085,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/1/2012	44,085,000
21,200,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.130%, 2/1/2012	21,200,000
10,000,000		New York City, NY, (Fiscal 1995 Series F-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	10,000,000
23,100,000		New York City, NY, (Fiscal 1995 Series F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.130%, 2/1/2012	23,100,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.240%, 2/2/2012	8,750,000
13,600,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	13,600,000
32,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.300%, 2/1/2012	32,000,000
22,900,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 1.000%, 2/1/2012	22,900,000
32,540,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.350%, 2/1/2012	32,540,000
35,300,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.350%, 2/1/2012	35,300,000
15,100,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.070%, 2/1/2012	15,100,000
60,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,436,468
18,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,006,963
50,000,000		Sachem, NY CSD at Holbrook, 1.00% TANs, 6/21/2012	50,134,442
10,935,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 2/2/2012	10,935,000
		TOTAL	767,902,381
		North Carolina – 1.2%
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series R-11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	7,495,000
19,320,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 2/2/2012	19,320,000
9,640,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.360%, 2/1/2012	9,640,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,205,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,205,000
4,490,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,490,000
10,450,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	10,450,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	7,320,000
9,330,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	9,330,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	5,515,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,590,000
25,000,000		Wake County, NC, (Series 2004A) Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 2/2/2012	25,000,000
		TOTAL	111,955,000
		North Dakota – 0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/1/2012	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,282,923
		TOTAL	39,406,923
		Ohio – 1.6%
20,830,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	20,830,000
10,950,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	10,950,000
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/2/2012	1,315,000
5,500,000		Evendale, OH, SHV Real Estate, Inc. Weekly VRDNs (Nucor Corp.), 0.150%, 2/1/2012	5,500,000
7,545,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	7,545,000
Semi-Annual Shareholder Report

Principal Amount			Value
$8,775,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.070%, 2/2/2012	8,775,000
2,650,000		Hamilton County, OH, (Series 2011B) Weekly VRDNs (Life Enriching Communities)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	2,650,000
10,450,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	10,450,000
2,135,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	2,135,000
25,000,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.750%, 2/1/2012	25,000,000
4,405,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	4,405,000
8,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 2/1/2012	8,415,000
10,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	10,200,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
5,095,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.070%, 2/2/2012	5,095,000
5,000,000		University of Cincinnati, OH, (Series 2011D), 2.00% BANs, 7/19/2012	5,037,955
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.250%, 2/2/2012	3,975,000
		TOTAL	148,477,955
		Oklahoma – 0.1%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	7,070,000
		Pennsylvania – 8.2%
13,740,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.070%, 2/2/2012	13,740,000
4,180,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	4,180,000
4,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/2/2012	4,170,000
Semi-Annual Shareholder Report

Principal Amount			Value
$21,105,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.080%, 2/2/2012	21,105,000
2,000,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	2,000,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.050%, 2/2/2012	3,090,000
9,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	9,500,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.060%, 2/1/2012	3,000,000
7,165,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.220%, 2/2/2012	7,165,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.080%, 2/2/2012	1,500,000
7,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	7,500,000
6,950,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.070%, 2/2/2012	6,950,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/2/2012	7,845,000
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 2/4/2012	15,028,052
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.080%, 2/2/2012	5,535,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	27,945,000
12,055,000		Erie, PA Sewer Authority, (Series of 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	12,055,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC) Mandatory Tender 6/1/2012	12,078,949
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.080%, 2/2/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	5,000,000
19,000,000		Lancaster County, PA, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.100%, 2/2/2012	19,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$62,720,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	62,720,000
7,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	7,000,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/2/2012	8,650,000
9,455,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 2/2/2012	9,455,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 2/1/2012	1,525,000
21,450,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	21,450,000
5,200,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	5,200,000
20,155,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.25% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/17/2012	20,155,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 2/2/2012	100,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.080%, 2/2/2012	2,870,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/2/2012	4,600,000
22,675,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2012	22,675,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.080%, 2/2/2012	2,830,000
2,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	2,600,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	9,000,000
6,655,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	6,655,000
Semi-Annual Shareholder Report

Principal Amount		Value
$20,325,000	Philadelphia, PA IDA, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/1/2012	20,325,000
4,600,000	Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	4,600,000
35,000,000	Philadelphia, PA, (Series A 2011-2012), 2.00% TRANs, 6/29/2012	35,234,548
192,950,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.100%, 2/2/2012	192,950,000
34,740,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	34,740,000
71,225,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 2/2/2012	71,225,000
3,655,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.080%, 2/2/2012	3,655,000
	TOTAL	742,601,549
	Rhode Island – 0.2%
11,155,000	East Greenwich, RI, 1.50% BANs, 2/15/2012	11,159,256
3,020,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.100%, 2/1/2012	3,020,000
	TOTAL	14,179,256
	South Carolina – 1.4%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/2/2012	55,695,000
24,000,000	South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	24,059,671
4,400,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	4,400,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	9,110,000
4,000,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.180%, 2/2/2012	4,000,000
5,035,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,035,000
Semi-Annual Shareholder Report

Principal Amount			Value
$19,425,000	[3,4]	Western Carolina Regional Sewer Authority, SC, P-FLOATs (Series MT-781) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	19,425,000
		TOTAL	128,724,671
		Tennessee – 1.3%
9,715,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	9,715,000
5,400,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	5,400,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	1,470,000
20,165,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-B) Daily VRDNs (Blount County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	20,165,000
11,700,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	11,700,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	10,100,000
5,925,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 2/2/2012	5,925,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.170%, 2/2/2012	25,750,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,730,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.780%, 2/1/2012	7,000,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	7,105,000
		TOTAL	119,155,000
Semi-Annual Shareholder Report

Principal Amount			Value
		Texas – 7.8%
$11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	11,110,000
12,365,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 2/2/2012	12,365,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.090%, 2/2/2012	3,500,000
12,690,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	12,690,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/2/2012	24,150,000
10,355,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	10,355,000
13,730,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Shepherd Medical Center)/(KBC Bank N.V. LOC), 0.880%, 2/2/2012	13,730,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.28% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/3/2012	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.27% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	9,815,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	6,025,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.080%, 2/2/2012	50,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,369,752
11,335,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603), 0.40% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/15/2012	11,335,000
13,045,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423), 0.40% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	13,045,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	9,585,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C) Weekly VRDNs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	16,830,000
44,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.090%, 2/1/2012	44,000,000
37,000,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.090%, 2/1/2012	37,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.110%, 2/1/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.110%, 2/1/2012	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.22% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 2/3/2012	27,500,000
33,450,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.430%, 2/2/2012	33,450,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.080%, 2/2/2012	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,290,413
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.900%, 2/2/2012	23,000,000
31,000,000		Texas State, Tax and Revenue Anticipation (Series 2011B), 0.20% CP, Mandatory Tender 2/21/2012	31,000,000
10,325,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	10,325,000
21,285,000	[3,4]	Waco, TX HFDC, Solar Eclipse (Series 2007-0040) Weekly VRDNs (Hillcrest Health Service System, Inc.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	21,285,000
		TOTAL	700,535,165
Semi-Annual Shareholder Report

Principal Amount			Value
		Utah – 0.4%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/1/2012	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/1/2012	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 1.300%, 2/1/2012	22,350,000
		TOTAL	34,215,000
		Virginia – 1.1%
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.110%, 2/2/2012	11,700,000
6,275,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 2/1/2012	6,275,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/2/2012	8,030,000
4,000,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	4,000,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	9,375,000
21,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	21,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.200%, 2/2/2012	9,250,000
27,670,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	27,670,000
		TOTAL	98,265,000
		Washington – 0.8%
3,370,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	3,370,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.27% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	16,840,000
35,700,000		Washington State, (Series VR-96B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.060%, 2/1/2012	35,700,000
		TOTAL	70,985,000
Semi-Annual Shareholder Report

Principal Amount			Value
		West Virginia – 0.5%
$15,145,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	15,145,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.070%, 2/2/2012	10,800,000
14,580,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	14,580,000
		TOTAL	40,525,000
		Wisconsin – 2.0%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/2/2012	22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,814,380
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,062,613
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,911,048
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	23,165,000
16,865,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	16,865,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 1.850%, 2/2/2012	3,770,000
4,715,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/2/2012	4,715,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	3,935,000
23,085,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	23,085,000
50,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	50,327,131
		TOTAL	176,585,172
		Wyoming – 0.7%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/1/2012	3,760,000
42,900,000		Sweetwater County, WY PCRB, (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.080%, 2/1/2012	42,900,000
Semi-Annual Shareholder Report

Principal Amount		Value
$12,910,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 2/2/2012	12,910,000
	TOTAL	59,570,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	8,986,375,127
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	27,887,199
	TOTAL NET ASSETS — 100%	$9,014,262,326

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,556,816,000, which represented 17.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $1,556,816,000, which represented 17.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COPs	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreements (s)
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Extendable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.015	0.028	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.015	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.10%	0.18%	1.49%	2.79%	3.50%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[4]	0.22%[4]	0.23%[4]	0.20%[4]	0.20%
Net investment income	0.02%[3]	0.10%	0.17%	1.34%	2.67%	3.45%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.07%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,220,771	$9,147,097	$8,290,468	$14,743,753	$10,053,590	$6,652,945
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2011, 2010, 2009 and 2008 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.012	0.025	0.032
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.012	0.025	0.032
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)	(0.032)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.012)	(0.025)	(0.032)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.03%	1.24%	2.54%	3.24%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.30%[4]	0.37%[4]	0.48%[4]	0.45%[4]	0.45%
Net investment income	0.01%[3]	0.01%	0.02%	1.13%	2.52%	3.20%
Expense waiver/reimbursement[5]	0.32%[3]	0.24%	0.17%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,793,492	$1,634,926	$1,950,703	$2,924,183	$2,623,669	$2,645,622
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.30%, 0.37%, 0.48% and 0.45% for the years ended July 31, 2011, 2010, 2009 and 2008 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$8,986,375,127
Cash		445,405
Income receivable		13,227,227
Receivable for investments sold		32,508,889
Receivable for shares sold		86,621
TOTAL ASSETS		9,032,643,269
Liabilities:
Payable for investments purchased	$14,679,166
Payable for shares redeemed	3,532,529
Income distribution payable	54,623
Payable for investment adviser fee (Note 4)	31,069
Payable for Directors'/Trustees' fees	14,282
Accrued expenses	69,274
TOTAL LIABILITIES		18,380,943
Net assets for 9,014,298,156 shares outstanding		$9,014,262,326
Net Assets Consist of:
Paid-in capital		$9,014,278,673
Accumulated net realized gain on investments		4,113
Distributions in excess of net investment income		(20,460)
TOTAL NET ASSETS		$9,014,262,326
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,220,770,788 ÷ 7,221,117,514 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,793,491,538 ÷ 1,793,180,642 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$11,122,807
Expenses:
Investment adviser fee (Note 4)		$9,806,870
Administrative fee (Note 4)		3,827,966
Custodian fees		164,987
Transfer and dividend disbursing agent fees and expenses		36,936
Directors'/Trustees' fees		33,541
Auditing fees		10,558
Legal fees		12,362
Portfolio accounting fees		87,422
Shareholder services fee (Note 4)		1,727,269
Account administration fee (Note 2)		493,298
Share registration costs		48,329
Printing and postage		25,329
Insurance premiums		12,634
Miscellaneous		26,973
TOTAL EXPENSES		16,314,474
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,807,630)
Waiver of administrative fee (Note 4)	(96,452)
Waiver of shareholder services fee (Note 4)	(1,681,124)
Reimbursement of shareholder services fee (Note 4)	(46,145)
Reimbursement of account administration fee (Note 2)	(413,571)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,044,922)
Net expenses			10,269,552
Net investment income			853,255
Net realized gain on investments			27,898
Change in net assets resulting from operations			$881,153

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$853,255	$8,958,866
Net realized gain on investments	27,898	631,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	881,153	9,590,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(785,317)	(8,684,121)
Service Shares	(88,888)	(180,012)
Distributions from net realized gain on investments
Institutional Shares	(296,048)	(253,206)
Service Shares	(72,126)	(54,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,242,379)	(9,171,734)
Share Transactions:
Proceeds from sale of shares	14,842,513,614	35,631,587,078
Net asset value of shares issued to shareholders in payment of distributions declared	380,252	2,910,109
Cost of shares redeemed	(16,610,294,008)	(35,094,063,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,767,400,142)	540,433,697
Change in net assets	(1,767,761,368)	540,852,625
Net Assets:
Beginning of period	10,782,023,694	10,241,171,069
End of period (including undistributed (distributions in excess of) net investment income of $(20,460) and $490, respectively)	$9,014,262,326	$10,782,023,694

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Service Shares	$493,298	$(413,571)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,697,704,157	$12,697,704,157	31,908,733,821	$31,908,733,821
Shares issued to shareholders in payment of distributions declared	321,858	321,858	2,829,617	2,829,617
Shares redeemed	(14,624,061,574)	(14,624,061,574)	(31,055,286,831)	(31,055,286,831)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,926,035,559)	$(1,926,035,559)	856,276,607	$856,276,607
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,144,809,457	$2,144,809,457	3,722,853,257	$3,722,853,257
Shares issued to shareholders in payment of distributions declared	58,394	58,394	80,492	80,492
Shares redeemed	(1,986,232,434)	(1,986,232,434)	(4,038,776,659)	(4,038,776,659)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	158,635,417	$158,635,417	(315,842,910)	$(315,842,910)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,767,400,142)	$(1,767,400,142)	540,433,697	$540,433,697

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $3,807,630 of its fee.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $96,452 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,727,269	$(46,145)	$(1,681,124)

For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,864,035,000 and $2,342,140,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

7. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$1.06
Service Shares	$1,000	$1,000.10	$1.11[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.08	$1.07
Service Shares	$1,000	$1,024.03	$1.12[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.21%
Service Shares	0.22%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.31 and $2.34, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated tax-free obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N401
CUSIP 60934N880

Q450202 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	TBIX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	77.3%
Municipal Notes	17.5%
Commercial Paper	4.9%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At January 31, 2012, the Fund's effective3 maturity schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.6%
8-30 Days	2.1%
31-90 Days	3.6%
91-180 Days	7.1%
181 Days or more	8.3%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.7%[1,2]
		Alabama – 4.2%
$2,800,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.080%, 2/2/2012	2,800,000
20,660,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	20,660,000
1,000,000	[3,4]	Alabama State Public School & College Authority, P-FLOATs (Series MT-719) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	1,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	8,000,000
10,125,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	10,125,000
24,900,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	24,900,000
82,060,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.130%, 2/2/2012	82,060,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.080%, 2/2/2012	12,000,000
31,455,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,455,000
2,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	2,000,000
13,215,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	13,215,000
18,750,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	18,750,000
7,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	7,600,000
47,950,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/1/2012	47,950,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.070%, 2/1/2012	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
$10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.070%, 2/1/2012	10,000,000
13,825,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.120%, 2/2/2012	13,825,000
43,460,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	43,460,000
675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.060%, 2/1/2012	675,000
		TOTAL	375,475,000
		Arizona – 1.9%
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.090%, 2/1/2012	2,250,000
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2012	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 2/2/2012	3,200,000
21,925,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.27% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	21,925,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.190%, 2/2/2012	4,000,000
56,200,000		Phoenix, AZ Civic Improvement Corp. — Wastewater System, (Series 2009), 0.20% CP (Bank of America N.A. LOC), Mandatory Tender 2/6/2012	56,200,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.080%, 2/1/2012	6,750,000
4,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.170%, 2/2/2012	4,905,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.140%, 2/2/2012	7,845,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.080%, 2/2/2012	3,345,000
3,210,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.090%, 2/1/2012	3,210,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.300%, 2/2/2012	11,000,000
10,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	10,000,000
28,795,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	28,795,000
		TOTAL	172,225,000
		California – 8.2%
10,050,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	10,050,000
21,775,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	21,775,000
15,720,000	[3,4]	Anaheim, CA Redevelopment Agency, SPEARs (Series DBE-490), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	15,720,000
10,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.26% CP (Kaiser Permanente), Mandatory Tender 8/6/2012	10,000,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	17,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/1/2012	10,000,000
28,990,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.400%, 2/1/2012	28,990,000
35,500,000		California State, (Series A-1), 2.00% RANs, 5/24/2012	35,677,816
82,405,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	82,940,309
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.080%, 2/2/2012	4,400,000
17,045,000		California Statewide CDA, (Series 2004E), 0.28% CP (Kaiser Permanente), Mandatory Tender 5/10/2012	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.160%, 2/2/2012	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.070%, 2/2/2012	22,910,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
$7,830,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	7,830,000
30,000,000		California Statewide CDA, (Series 2008B), 0.22% CP (Kaiser Permanente), Mandatory Tender 3/27/2012	30,000,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	17,300,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.060%, 2/1/2012	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	24,965,000
11,485,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-477), 0.40% TOBs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	11,485,000
10,244,000	[3,4]	Grossmont, CA Union High School District, SPEARs (Series DBE-649), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	10,244,000
18,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	18,029,825
30,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	30,102,552
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,170,286
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	14,000,000
100,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	100,866,821
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	10,065,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.160%, 2/2/2012	12,000,000
21,000,000		Los Angeles, CA, (2011 Series A), 2.50% TRANs, 2/29/2012	21,035,407
12,500,000		Los Angeles, CA, (2011 Series B), 2.50% TRANs, 3/30/2012	12,543,334
11,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	11,057,838
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	10,125,000
9,415,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/2/2012	9,415,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,156,757
Semi-Annual Shareholder Report
5

Principal Amount			Value
$26,300,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.070%, 2/1/2012	26,300,000
25,000,000		South Coast, CA Local Education Agencies, (Series 2011B), 2.00% TRANs (Capistrano, CA USD), 5/15/2012	25,113,498
		TOTAL	740,033,443
		Colorado – 1.1%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	4,835,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	1,855,000
10,115,000		Colorado HFA (Class I Bonds), (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.080%, 2/1/2012	10,115,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.100%, 2/2/2012	8,625,000
11,165,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	11,165,000
16,950,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	16,950,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 1.030%, 2/1/2012	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 1.030%, 2/1/2012	15,800,000
21,165,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	21,165,000
		TOTAL	99,760,000
		Connecticut – 0.4%
13,500,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	13,500,000
700,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.070%, 2/1/2012	700,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	17,000,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,017,771
		TOTAL	40,217,771
Semi-Annual Shareholder Report
6

Principal Amount			Value
		District of Columbia – 1.8%
$4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	6,950,000
51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.250%, 2/2/2012	51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.20% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,000,000
14,220,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	14,220,000
25,120,000		District of Columbia, (Series 2009A), 0.20% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	25,120,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	26,665,000
		TOTAL	162,770,000
		Florida – 7.4%
8,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.20% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	8,000,000
38,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.20% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 2/6/2012	38,000,000
3,060,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.080%, 2/1/2012	3,060,000
51,000,000		Broward County, FL School District, COPs (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	51,000,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.110%, 2/2/2012	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.080%, 2/2/2012	6,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	18,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/1/2012	13,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.110%, 2/2/2012	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	4,705,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.060%, 2/2/2012	7,500,000
23,820,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.060%, 2/1/2012	23,820,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.250%, 2/2/2012	5,800,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	57,440,000
5,000,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,000,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 2/2/2012	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.090%, 2/2/2012	22,600,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/2/2012	10,000,000
35,100,000	[3,4]	South Florida Water Management District, Solar Eclipse (Series 2007-0035) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	35,100,000
2,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.200%, 2/1/2012	2,000,000
87,710,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.080%, 2/1/2012	87,710,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	9,650,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$99,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.110%, 2/1/2012	99,990,000
		TOTAL	666,300,000
		Georgia – 3.5%
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	5,290,000
14,735,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.090%, 2/2/2012	14,735,000
4,500,000		Clayton County, GA Housing Authority, (Series 1990 C) Weekly VRDNs (Villa Rouge Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	4,500,000
12,885,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.830%, 2/1/2012	12,885,000
6,210,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	6,210,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.140%, 2/2/2012	10,000,000
47,920,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	47,920,000
2,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.130%, 2/2/2012	2,000,000
3,300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	3,300,000
1,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	1,800,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	80,000
7,455,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	7,455,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,880,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$54,105,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.140%, 2/1/2012	54,105,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	3,900,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.070%, 2/2/2012	5,740,000
6,000,000	[3,4]	Georgia State, P-FLOATs (Series MT-729) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	6,000,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	20,500,000
4,360,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.060%, 2/1/2012	4,360,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	7,500,000
5,450,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/1/2012	5,450,000
66,685,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	66,685,000
3,400,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	3,400,000
3,900,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	3,900,000
2,850,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.080%, 2/1/2012	2,850,000
3,965,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,965,000
		TOTAL	317,960,000
		Hawaii – 0.1%
10,375,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.27% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	10,375,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		Idaho – 0.6%
$31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(BMO Harris Bank, N.A. LOC), 0.070%, 2/2/2012	31,000,000
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,141,222
		TOTAL	51,141,222
		Illinois – 8.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.080%, 2/2/2012	12,410,000
27,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	27,785,000
40,815,000	[3,4]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6) Weekly VRDNs (Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	40,815,000
16,285,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	16,285,000
20,537,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DBE-653), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	20,537,000
10,810,000	[3,4]	Chicago, IL Metropolitan Water Reclamation District, P-FLOATs (Series MT-727) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 2/2/2012	10,810,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	5,250,000
14,675,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.090%, 2/2/2012	14,675,000
18,990,000	[3,4]	Chicago, IL, SPEARs (Series DBE-308), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	18,990,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.330%, 2/1/2012	12,500,000
9,455,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.130%, 2/2/2012	9,455,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	15,400,000
900,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 2/2/2012	900,000
9,400,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.080%, 2/1/2012	9,400,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
$3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 2/1/2012	3,700,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.200%, 2/2/2012	7,000,000
35,460,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.090%, 2/2/2012	35,460,000
4,005,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	4,005,000
24,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	24,000,000
81,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/2/2012	81,425,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 2/1/2012	38,695,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	4,755,000
48,695,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	48,695,000
9,000,000		Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.240%, 2/1/2012	62,700,000
6,000,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/1/2012	6,000,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.090%, 2/2/2012	14,750,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/1/2012	8,000,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.280%, 2/2/2012	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.080%, 2/2/2012	9,885,000
50,345,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	50,345,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
$3,900,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/1/2012	3,900,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.070%, 2/2/2012	2,100,000
33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	33,185,000
6,525,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.180%, 2/1/2012	6,525,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	23,095,000
18,780,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/29/2012	18,780,000
10,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	10,300,000
12,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607), 0.40% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 4/5/2012	12,880,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	9,495,000
		TOTAL	755,137,000
		Indiana – 0.5%
2,235,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	2,235,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	12,000,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	5,900,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 2/2/2012	6,500,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
$10,395,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	10,395,000
	TOTAL	45,485,000
	Iowa – 1.0%
13,110,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.180%, 2/2/2012	13,110,000
21,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.120%, 2/2/2012	21,500,000
13,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.110%, 2/1/2012	13,900,000
40,000,000	Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 2/2/2012	40,000,000
	TOTAL	88,510,000
	Kansas – 0.2%
5,000,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	5,000,000
10,195,000	Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.080%, 2/2/2012	10,195,000
	TOTAL	15,195,000
	Kentucky – 1.2%
20,080,000	Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/2/2012	20,080,000
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.180%, 02/02/2012	16,000,000
13,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.180%, 02/02/2012	13,000,000
55,270,000	Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.100%, 2/2/2012	55,270,000
4,385,000	Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.070%, 2/3/2012	4,385,000
	TOTAL	108,735,000
	Louisiana – 1.8%
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.220%, 2/1/2012	25,000,000
4,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	4,000,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
$3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.110%, 2/1/2012	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.060%, 2/1/2012	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/2/2012	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008 — 6C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	37,830,000
5,800,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.110%, 2/2/2012	5,800,000
		TOTAL	159,980,000
		Maine – 0.0%
3,370,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	3,370,000
		Maryland – 3.7%
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.080%, 2/2/2012	6,450,000
7,115,000	[3,4]	Baltimore County, MD, Stage Trust (Series 2011-137C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	7,115,000
14,355,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.180%, 2/1/2012	14,355,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	11,310,000
3,130,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	3,130,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/3/2012	100,000
43,705,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	43,705,000
44,790,000		Maryland Community Development Administration — Residential Revenue, (Series 2007J) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	44,790,000
40,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.10% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/21/2012	40,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
$34,550,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.20% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 2/14/2012	34,550,000
11,215,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.080%, 2/1/2012	11,215,000
33,700,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.160%, 2/2/2012	33,700,000
6,565,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	6,565,000
13,540,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/1/2012	13,540,000
3,205,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	3,205,000
1,200,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/7/2012	1,200,500
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	1,300,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E) Weekly VRDNs (University of Maryland Medical System Corporation)/(Bank of Montreal LOC), 0.070%, 2/2/2012	10,000,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.390%, 2/2/2012	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.230%, 2/2/2012	12,000,000
9,760,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/3/2012	9,760,000
18,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	18,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.180%, 2/7/2012	1,559,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
$3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.130%, 2/3/2012	3,340,000
		TOTAL	335,889,500
		Massachusetts – 2.2%
15,860,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	15,860,000
33,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.850%, 2/2/2012	33,500,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.32% Bonds, 2/2/2012	7,000,000
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,009,850
5,328,625		Malden, MA, 1.25% BANs, 9/28/2012	5,355,361
50,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 2/1/2012	50,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.170%, 2/2/2012	8,000,000
1,770,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.070%, 2/2/2012	1,770,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.160%, 2/2/2012	23,620,000
5,100,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 2/2/2012	5,100,000
11,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.060%, 2/2/2012	11,500,000
4,615,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.060%, 2/1/2012	4,615,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	10,000,000
6,950,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/1/2012	6,950,000
5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.170%, 2/2/2012	5,955,000
		TOTAL	199,235,211
Semi-Annual Shareholder Report
17

Principal Amount			Value
		Michigan – 6.7%
$8,000,000	[3,4]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.260%, 2/2/2012	8,000,000
3,000,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.100%, 2/2/2012	3,000,000
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	15,900,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.180%, 2/1/2012	1,300,000
19,380,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.140%, 2/2/2012	19,380,000
12,000,000		Grand Traverse County, MI Hospital Finance Authority, (Series B) Weekly VRDNs (Munson Healthcare)/(J.P. Morgan Chase & Co. LOC), 0.080%, 2/2/2012	12,000,000
35,200,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.090%, 2/2/2012	35,200,000
53,000,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	53,416,328
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,229,853
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,372,181
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (J.P. Morgan Chase & Co. LOC), 0.080%, 2/2/2012	3,750,000
190,000,000		Michigan Finance Authority, Unemployment Obligation Assessment Variable Rate Demand Revenue Bonds (Series 2011) Weekly VRDNs (Citibank NA, New York LOC), 0.110%, 2/1/2012	190,000,000
500,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	500,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.130%, 2/2/2012	4,600,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(FHLB of Boston LOC), 0.050%, 2/2/2012	5,000,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.170%, 2/2/2012	10,000,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.170%, 2/2/2012	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.170%, 2/2/2012	7,100,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
$1,605,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.110%, 2/1/2012	1,605,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	1,965,000
2,400,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	2,400,000
5,170,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.090%, 2/2/2012	5,170,000
2,235,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.090%, 2/2/2012	2,235,000
13,000,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.140%, 2/2/2012	13,000,000
5,920,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.090%, 2/2/2012	5,920,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.510%, 2/2/2012	700,000
1,435,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.090%, 2/1/2012	1,435,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	1,000,000
1,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.120%, 2/1/2012	1,700,000
8,750,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.070%, 2/2/2012	8,750,000
21,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.080%, 2/2/2012	21,675,000
3,715,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	3,715,000
5,000,000	[3,4]	Portage, MI Public Schools, AUSTIN Floater Certificates (Series 2008-3030X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.230%, 2/2/2012	5,000,000
3,245,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/1/2012	3,245,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
$31,700,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	31,700,000
34,025,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	34,025,000
10,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	10,000,000
		TOTAL	600,488,362
		Minnesota – 1.9%
5,400,000		Albert Lea, MN ISD No. 241, 1.00% TANs (GTD by Minnesota State), 9/28/2012	5,421,548
2,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.090%, 2/2/2012	2,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,003,593
9,000,000		Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,055,192
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.100%, 2/1/2012	2,600,000
18,100,000		Minneapolis, MN, Housing Development Refunding Revenue Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.070%, 2/2/2012	18,100,000
4,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.070%, 2/2/2012	4,345,000
5,100,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A — Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.100%, 2/1/2012	5,100,000
4,875,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 2/2/2012	4,875,000
13,790,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.080%, 2/1/2012	13,790,000
20,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	20,345,000
4,275,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	4,275,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
$4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	4,100,000
5,900,000		Minnetonka, MN, MFH Refunding Revenue Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.090%, 2/2/2012	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.080%, 2/2/2012	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.080%, 2/2/2012	4,560,000
15,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	15,000,000
3,215,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	3,215,000
15,425,000		St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,482,869
27,300,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	27,300,000
		TOTAL	172,123,202
		Mississippi – 0.8%
24,000,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.090%, 2/2/2012	24,000,000
6,810,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	6,810,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	12,390,000
30,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(BNP Paribas SA LOC), 1.050%, 2/2/2012	30,000,000
		TOTAL	73,200,000
		Missouri – 0.2%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.180%, 2/2/2012	8,865,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,072,244
		TOTAL	19,937,244
		Multi-State – 0.1%
6,025,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.130%, 2/2/2012	6,025,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
		Nebraska – 1.2%
$98,045,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	98,045,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.130%, 2/2/2012	10,000,000
		TOTAL	108,045,000
		Nevada – 0.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.080%, 2/1/2012	6,500,000
18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 2/1/2012	18,000,000
3,950,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.080%, 2/1/2012	3,950,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.130%, 2/2/2012	28,500,000
25,115,000		Reno, NV Capital Improvement Revenue Bonds, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.070%, 2/2/2012	25,115,000
		TOTAL	82,065,000
		New Hampshire – 0.3%
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.070%, 2/2/2012	25,000,000
		New Jersey – 1.8%
5,290,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/1/2012	5,290,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,394,216
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	21,000,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,528,916
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,442,871
14,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.110%, 2/1/2012	14,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/2/2012	28,170,000
Semi-Annual Shareholder Report
22

Principal Amount		Value
$12,000,000	New Jersey State, (Series C), 2.00% TRANs, 6/21/2012	12,082,170
9,272,000	North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,296,344
6,000,000	North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,009,551
13,300,000	Readington Township, NJ, 1.00% BANs, 2/1/2013	13,380,731
9,999,181	Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,032,318
9,273,034	Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,276,983
	TOTAL	164,904,100
	New Mexico – 1.4%
126,640,000	New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	126,640,000
	New York – 8.5%
30,471,326	Albany, NY, 1.25% BANs, 7/6/2012	30,581,243
20,000,000	Brookhaven, NY, 0.90% BANs, 9/28/2012	20,071,869
20,000,000	Brookhaven, NY, 1.00% BANs, 9/28/2012	20,078,295
10,000,000	Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,008,028
10,000,000	Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,029,374
31,750,000	Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.180%, 2/1/2012	31,750,000
47,910,000	Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.450%, 2/2/2012	47,910,000
15,000,000	Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,045,699
10,000,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.100%, 2/1/2012	10,000,000
9,000,000	New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.110%, 2/1/2012	9,000,000
56,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 2/1/2012	56,900,000
15,000,000	New York City, NY TFA, (Fiscal 2001 Series B) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 2/1/2012	15,000,000
84,500,000	New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.150%, 2/1/2012	84,500,000
8,940,000	New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.100%, 2/1/2012	8,940,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
$44,085,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.130%, 2/1/2012	44,085,000
21,200,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.130%, 2/1/2012	21,200,000
10,000,000		New York City, NY, (Fiscal 1995 Series F-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/1/2012	10,000,000
23,100,000		New York City, NY, (Fiscal 1995 Series F-5) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.130%, 2/1/2012	23,100,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.240%, 2/2/2012	8,750,000
13,600,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 1.000%, 2/2/2012	13,600,000
32,000,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.300%, 2/1/2012	32,000,000
22,900,000		New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 1.000%, 2/1/2012	22,900,000
32,540,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.350%, 2/1/2012	32,540,000
35,300,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Weekly VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.350%, 2/1/2012	35,300,000
15,100,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.070%, 2/1/2012	15,100,000
60,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,436,468
18,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,006,963
50,000,000		Sachem, NY CSD at Holbrook, 1.00% TANs, 6/21/2012	50,134,442
10,935,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.070%, 2/2/2012	10,935,000
		TOTAL	767,902,381
		North Carolina – 1.2%
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series R-11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	7,495,000
19,320,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.180%, 2/2/2012	19,320,000
9,640,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.360%, 2/1/2012	9,640,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
$5,205,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,205,000
4,490,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,490,000
10,450,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	10,450,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/2/2012	7,320,000
9,330,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	9,330,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	3,600,000
5,515,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C) Weekly VRDNs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	5,515,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,590,000
25,000,000		Wake County, NC, (Series 2004A) Weekly VRDNs (RBC Bank (USA) LIQ), 0.300%, 2/2/2012	25,000,000
		TOTAL	111,955,000
		North Dakota – 0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 2/1/2012	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,282,923
		TOTAL	39,406,923
		Ohio – 1.6%
20,830,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	20,830,000
10,950,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	10,950,000
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/2/2012	1,315,000
5,500,000		Evendale, OH, SHV Real Estate, Inc. Weekly VRDNs (Nucor Corp.), 0.150%, 2/1/2012	5,500,000
7,545,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	7,545,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
$8,775,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.070%, 2/2/2012	8,775,000
2,650,000		Hamilton County, OH, (Series 2011B) Weekly VRDNs (Life Enriching Communities)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	2,650,000
10,450,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.080%, 2/2/2012	10,450,000
2,135,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	2,135,000
25,000,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.750%, 2/1/2012	25,000,000
4,405,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	4,405,000
8,415,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.140%, 2/1/2012	8,415,000
10,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.080%, 2/2/2012	10,200,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
5,095,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.070%, 2/2/2012	5,095,000
5,000,000		University of Cincinnati, OH, (Series 2011D), 2.00% BANs, 7/19/2012	5,037,955
3,975,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.250%, 2/2/2012	3,975,000
		TOTAL	148,477,955
		Oklahoma – 0.1%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/2/2012	7,070,000
		Pennsylvania – 8.2%
13,740,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.070%, 2/2/2012	13,740,000
4,180,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	4,180,000
4,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/2/2012	4,170,000
Semi-Annual Shareholder Report
26

Principal Amount			Value
$21,105,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.080%, 2/2/2012	21,105,000
2,000,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	2,000,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.050%, 2/2/2012	3,090,000
9,500,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	9,500,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.060%, 2/1/2012	3,000,000
7,165,000		Chester County, PA IDA, (Series of 2001) Weekly VRDNs (Malvern Preparatory School)/(Citizens Bank of Pennsylvania LOC), 0.220%, 2/2/2012	7,165,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.080%, 2/2/2012	1,500,000
7,500,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	7,500,000
6,950,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.070%, 2/2/2012	6,950,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.100%, 2/2/2012	7,845,000
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.510%, 2/4/2012	15,028,052
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.080%, 2/2/2012	5,535,000
27,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	27,945,000
12,055,000		Erie, PA Sewer Authority, (Series of 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	12,055,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC) Mandatory Tender 6/1/2012	12,078,949
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.080%, 2/2/2012	4,000,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	5,000,000
19,000,000		Lancaster County, PA, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.100%, 2/2/2012	19,000,000
Semi-Annual Shareholder Report
27

Principal Amount			Value
$62,720,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	62,720,000
7,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 2/2/2012	7,000,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.090%, 2/2/2012	8,650,000
9,455,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.070%, 2/2/2012	9,455,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 2/1/2012	1,525,000
21,450,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	21,450,000
5,200,000		Pennsylvania Economic Development Financing Authority, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.080%, 2/2/2012	5,200,000
20,155,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.25% TOBs (Aqua Pennsylvania, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/17/2012	20,155,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 2/2/2012	100,000
2,870,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.080%, 2/2/2012	2,870,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/2/2012	4,600,000
22,675,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.110%, 2/1/2012	22,675,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.080%, 2/2/2012	2,830,000
2,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	2,600,000
9,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.080%, 2/2/2012	9,000,000
6,655,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	6,655,000
Semi-Annual Shareholder Report
28

Principal Amount		Value
$20,325,000	Philadelphia, PA IDA, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.150%, 2/1/2012	20,325,000
4,600,000	Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	4,600,000
35,000,000	Philadelphia, PA, (Series A 2011-2012), 2.00% TRANs, 6/29/2012	35,234,548
192,950,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.100%, 2/2/2012	192,950,000
34,740,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.080%, 2/2/2012	34,740,000
71,225,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 2/2/2012	71,225,000
3,655,000	Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.080%, 2/2/2012	3,655,000
	TOTAL	742,601,549
	Rhode Island – 0.2%
11,155,000	East Greenwich, RI, 1.50% BANs, 2/15/2012	11,159,256
3,020,000	Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.100%, 2/1/2012	3,020,000
	TOTAL	14,179,256
	South Carolina – 1.4%
55,695,000	Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.100%, 2/2/2012	55,695,000
24,000,000	South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	24,059,671
4,400,000	South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.200%, 2/2/2012	4,400,000
7,000,000	South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	7,000,000
9,110,000	South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/2/2012	9,110,000
4,000,000	South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.180%, 2/2/2012	4,000,000
5,035,000	South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	5,035,000
Semi-Annual Shareholder Report
29

Principal Amount			Value
$19,425,000	[3,4]	Western Carolina Regional Sewer Authority, SC, P-FLOATs (Series MT-781) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.140%, 2/2/2012	19,425,000
		TOTAL	128,724,671
		Tennessee – 1.3%
9,715,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	9,715,000
5,400,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	5,400,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.070%, 2/1/2012	1,470,000
20,165,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-B) Daily VRDNs (Blount County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	20,165,000
11,700,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	11,700,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	10,100,000
5,925,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 2/2/2012	5,925,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.170%, 2/2/2012	25,750,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	4,730,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.480%, 2/1/2012	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.780%, 2/1/2012	7,000,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	7,105,000
		TOTAL	119,155,000
Semi-Annual Shareholder Report
30

Principal Amount			Value
		Texas – 7.8%
$11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	11,110,000
12,365,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B) Weekly VRDNs (Bank of America N.A. LOC), 0.080%, 2/2/2012	12,365,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.090%, 2/2/2012	3,500,000
12,690,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.130%, 2/2/2012	12,690,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.110%, 2/2/2012	24,150,000
10,355,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	10,355,000
13,730,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Shepherd Medical Center)/(KBC Bank N.V. LOC), 0.880%, 2/2/2012	13,730,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.28% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/3/2012	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.27% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 10/25/2012	9,815,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	6,025,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.080%, 2/2/2012	50,000,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.080%, 2/2/2012	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,369,752
11,335,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603), 0.40% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/15/2012	11,335,000
13,045,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423), 0.40% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/22/2012	13,045,000
9,585,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/2/2012	9,585,000
Semi-Annual Shareholder Report
31

Principal Amount			Value
$5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C) Weekly VRDNs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.080%, 2/2/2012	16,830,000
44,000,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.090%, 2/1/2012	44,000,000
37,000,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank, N.A. LOC), 0.090%, 2/1/2012	37,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.110%, 2/1/2012	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.110%, 2/1/2012	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.22% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 2/3/2012	27,500,000
33,450,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.430%, 2/2/2012	33,450,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.080%, 2/2/2012	15,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.080%, 2/2/2012	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,290,413
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.900%, 2/2/2012	23,000,000
31,000,000		Texas State, Tax and Revenue Anticipation (Series 2011B), 0.20% CP, Mandatory Tender 2/21/2012	31,000,000
10,325,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/1/2012	10,325,000
21,285,000	[3,4]	Waco, TX HFDC, Solar Eclipse (Series 2007-0040) Weekly VRDNs (Hillcrest Health Service System, Inc.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	21,285,000
		TOTAL	700,535,165
Semi-Annual Shareholder Report
32

Principal Amount			Value
		Utah – 0.4%
$1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/1/2012	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/1/2012	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 1.300%, 2/1/2012	22,350,000
		TOTAL	34,215,000
		Virginia – 1.1%
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.110%, 2/2/2012	11,700,000
6,275,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 2/1/2012	6,275,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 2/2/2012	8,030,000
4,000,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/2/2012	4,000,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	9,375,000
21,965,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	21,965,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.200%, 2/2/2012	9,250,000
27,670,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	27,670,000
		TOTAL	98,265,000
		Washington – 0.8%
3,370,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	3,370,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.27% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.080%, 2/2/2012	16,840,000
35,700,000		Washington State, (Series VR-96B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.060%, 2/1/2012	35,700,000
		TOTAL	70,985,000
Semi-Annual Shareholder Report
33

Principal Amount			Value
		West Virginia – 0.5%
$15,145,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.100%, 2/2/2012	15,145,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.070%, 2/2/2012	10,800,000
14,580,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.070%, 2/2/2012	14,580,000
		TOTAL	40,525,000
		Wisconsin – 2.0%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/2/2012	22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,814,380
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,062,613
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 2/2/2012	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,911,048
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/2/2012	23,165,000
16,865,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	16,865,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 1.850%, 2/2/2012	3,770,000
4,715,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/2/2012	4,715,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/2/2012	3,935,000
23,085,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 2/2/2012	23,085,000
50,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	50,327,131
		TOTAL	176,585,172
		Wyoming – 0.7%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.060%, 2/1/2012	3,760,000
42,900,000		Sweetwater County, WY PCRB, (Series 1990A) Weekly VRDNs (Pacificorp)/(Barclays Bank PLC LOC), 0.080%, 2/1/2012	42,900,000
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Principal Amount		Value
$12,910,000	Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.070%, 2/2/2012	12,910,000
	TOTAL	59,570,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	8,986,375,127
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	27,887,199
	TOTAL NET ASSETS — 100%	$9,014,262,326

At January 31, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities amounted to $1,556,816,000, which represented 17.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2012, these liquid restricted securities amounted to $1,556,816,000, which represented 17.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COPs	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ(s)	— Liquidity Agreements (s)
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Extendable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.015	0.028	0.034
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.015	0.028	0.034
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.015)	(0.028)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.10%	0.18%	1.49%	2.79%	3.50%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.21%[4]	0.22%[4]	0.23%[4]	0.20%[4]	0.20%
Net investment income	0.02%[3]	0.10%	0.17%	1.34%	2.67%	3.45%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.07%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,220,771	$9,147,097	$8,290,468	$14,743,753	$10,053,590	$6,652,945
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21%, 0.22%, 0.23% and 0.20% for the years ended July 31, 2011, 2010, 2009 and 2008 respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$8,986,375,127
Cash		445,405
Income receivable		13,227,227
Receivable for investments sold		32,508,889
Receivable for shares sold		86,621
TOTAL ASSETS		9,032,643,269
Liabilities:
Payable for investments purchased	$14,679,166
Payable for shares redeemed	3,532,529
Income distribution payable	54,623
Payable for investment adviser fee (Note 4)	31,069
Payable for Directors'/Trustees' fees	14,282
Accrued expenses	69,274
TOTAL LIABILITIES		18,380,943
Net assets for 9,014,298,156 shares outstanding		$9,014,262,326
Net Assets Consist of:
Paid-in capital		$9,014,278,673
Accumulated net realized gain on investments		4,113
Distributions in excess of net investment income		(20,460)
TOTAL NET ASSETS		$9,014,262,326
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$7,220,770,788 ÷ 7,221,117,514 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,793,491,538 ÷ 1,793,180,642 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$11,122,807
Expenses:
Investment adviser fee (Note 4)		$9,806,870
Administrative fee (Note 4)		3,827,966
Custodian fees		164,987
Transfer and dividend disbursing agent fees and expenses		36,936
Directors'/Trustees' fees		33,541
Auditing fees		10,558
Legal fees		12,362
Portfolio accounting fees		87,422
Shareholder services fee (Note 4)		1,727,269
Account administration fee (Note 2)		493,298
Share registration costs		48,329
Printing and postage		25,329
Insurance premiums		12,634
Miscellaneous		26,973
TOTAL EXPENSES		16,314,474
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,807,630)
Waiver of administrative fee (Note 4)	(96,452)
Waiver of shareholder services fee (Note 4)	(1,681,124)
Reimbursement of shareholder services fee (Note 4)	(46,145)
Reimbursement of account administration fee (Note 2)	(413,571)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,044,922)
Net expenses			10,269,552
Net investment income			853,255
Net realized gain on investments			27,898
Change in net assets resulting from operations			$881,153

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$853,255	$8,958,866
Net realized gain on investments	27,898	631,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	881,153	9,590,662
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(785,317)	(8,684,121)
Service Shares	(88,888)	(180,012)
Distributions from net realized gain on investments
Institutional Shares	(296,048)	(253,206)
Service Shares	(72,126)	(54,395)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,242,379)	(9,171,734)
Share Transactions:
Proceeds from sale of shares	14,842,513,614	35,631,587,078
Net asset value of shares issued to shareholders in payment of distributions declared	380,252	2,910,109
Cost of shares redeemed	(16,610,294,008)	(35,094,063,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,767,400,142)	540,433,697
Change in net assets	(1,767,761,368)	540,852,625
Net Assets:
Beginning of period	10,782,023,694	10,241,171,069
End of period (including undistributed (distributions in excess of) net investment income of $(20,460) and $490, respectively)	$9,014,262,326	$10,782,023,694

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Service Shares	$493,298	$(413,571)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,697,704,157	$12,697,704,157	31,908,733,821	$31,908,733,821
Shares issued to shareholders in payment of distributions declared	321,858	321,858	2,829,617	2,829,617
Shares redeemed	(14,624,061,574)	(14,624,061,574)	(31,055,286,831)	(31,055,286,831)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,926,035,559)	$(1,926,035,559)	856,276,607	$856,276,607
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,144,809,457	$2,144,809,457	3,722,853,257	$3,722,853,257
Shares issued to shareholders in payment of distributions declared	58,394	58,394	80,492	80,492
Shares redeemed	(1,986,232,434)	(1,986,232,434)	(4,038,776,659)	(4,038,776,659)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	158,635,417	$158,635,417	(315,842,910)	$(315,842,910)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,767,400,142)	$(1,767,400,142)	540,433,697	$540,433,697

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the Adviser voluntarily waived $3,807,630 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $96,452 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$1,727,269	$(46,145)	$(1,681,124)

For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended January 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,864,035,000 and $2,342,140,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

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7. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.08	$1.07
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract – May 2011

federated tax-free obligations fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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49

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

50

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

52

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N401

40128 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Share Class	Ticker
Institutional	TOIXX
Service*	TOSXX
Capital**	TOCXX
Trust	TOTXX

*formerly, Institutional Service Shares
**formerly, Institutional Capital Shares

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	62.3%
U.S Treasury Securities	37.4%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.2%
8-30 Days	15.8%
31-90 Days	17.5%
91-180 Days	8.4%
181 Days or more	5.8%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 62.3%
$230,000,000		Interest in $580,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $580,003,222 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 7/31/2017 and the market value of those underlying securities was $591,603,378.	230,000,000
500,000,000		Repurchase agreement 0.08%, dated 1/25/2012 under which Bank of Montreal will repurchase securities provided as collateral for $500,007,778 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $510,008,029.	500,000,000
434,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 2/13/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $515,040,619.	434,000,000
1,118,000,000	[1]	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 1/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,250,204,861 on 3/16/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,280,807,827.	1,118,000,000
500,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.10%, dated 1/27/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,166,667 on 3/27/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 10/31/2014 and the market value of those underlying securities was $1,017,571,694.	500,000,000
3,000,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $5,113,261,385.	3,000,000,000
100,000,000		Repurchase agreement 0.20%, dated 1/31/2012 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,000,000,556 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $102,004,033.	100,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
$150,000,000	Interest in $250,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,250 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2019 and the market value of those underlying securities was $255,001,275.	150,000,000
650,000,000	Interest in $750,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,003,750 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $765,003,888.	650,000,000
632,793,000	Interest in $4,000,000,000 joint repurchase agreement 0.19%, dated 1/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,021,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,021,640.	632,793,000
869,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 1/25/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,013,611 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,020,013,555.	869,000,000
368,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/27/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,006,806 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $510,007,448.	368,000,000
1,955,000,000	Interest in $2,250,000,000 joint repurchase agreement 0.08%, dated 1/25/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,035,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $2,295,035,701.	1,955,000,000
172,000,000	Repurchase agreement 0.10%, dated 1/31/2012 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $172,000,478 on 2/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 12/31/2018 and the market value of that underlying security was $175,440,530.	172,000,000
200,000,000	Repurchase agreement 0.18%, dated 1/31/2012 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,001,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $204,004,261.	200,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
$65,768,000		Repurchase agreement 0.16%, dated 1/31/2012 under which J.P. Morgan Securities LLC will repurchase a security provided as collateral for $65,768,292 on 2/1/2012. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2014 and the market value of that underlying security was $67,087,409.	65,768,000
3,446,000,000		Interest in $3,700,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $3,700,020,556 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2017 and the market value of those underlying securities was $3,774,004,681.	3,446,000,000
500,000,000	[1]	Repurchase agreement 0.10%, dated 1/23/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,083,333 on 3/23/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $510,012,834.	500,000,000
880,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,100,005,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 7/15/2017 and the market value of those underlying securities was $1,122,005,718.	880,000,000
		TOTAL REPURCHASE AGREEMENTS	15,770,561,000
		U.S. Treasury – 37.4%
416,500,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	416,434,633
365,500,000		United States Treasury Notes, 0.375%, 8/31/2012	365,993,060
250,000,000		United States Treasury Notes, 0.375%, 9/30/2012	250,455,572
452,500,000		United States Treasury Notes, 0.625%, 6/30/2012	453,515,163
117,750,000		United States Treasury Notes, 0.750% - 4.750%, 5/31/2012	119,083,833
3,037,500,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	3,045,798,859
1,219,788,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	1,223,818,180
492,000,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	494,627,848
332,500,000		United States Treasury Notes, 1.375%, 3/15/2012	333,016,732
250,000,000		United States Treasury Notes, 1.375%, 4/15/2012	250,649,987
165,500,000		United States Treasury Notes, 1.375%, 5/15/2012	166,125,978
241,500,000		United States Treasury Notes, 1.375%, 10/15/2012	243,639,746
200,000,000		United States Treasury Notes, 1.375%, 1/15/2013	202,347,474
207,500,000		United States Treasury Notes, 1.375% - 3.875%, 2/15/2013	212,741,074
527,300,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	527,824,044
Semi-Annual Shareholder Report
4

Principal Amount		Value
$356,000,000	United States Treasury Notes, 1.500%, 7/15/2012	358,268,148
601,750,000	United States Treasury Notes, 1.875%, 6/15/2012	605,735,576
200,000,000	United States Treasury Notes, 4.375%, 8/15/2012	204,529,725
	TOTAL U.S. TREASURY	9,474,605,632
	TOTAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[3]	25,245,166,632
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[4]	79,014,255
	TOTAL NET ASSETS — 100%	$25,324,180,887
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.005	0.030	0.051
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.005	0.030	0.051
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.005)	(0.030)	(0.051)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.02%	0.47%	3.09%	5.17%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.15%	0.18%	0.23%	0.20%	0.20%
Net investment income	0.01%[3]	0.01%	0.02%	0.46%	2.75%	5.04%
Expense waiver/reimbursement[4]	0.21%[3]	0.13%	0.10%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,661,219	$10,259,195	$9,951,813	$15,279,432	$17,018,264	$6,723,409
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.003	0.028	0.048
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.003	0.028	0.048
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.28%	2.83%	4.91%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.16%	0.20%	0.43%	0.45%	0.45%
Net investment income	0.01%[3]	0.01%	0.01%	0.29%	2.86%	4.79%
Expense waiver/reimbursement[4]	0.46%[3]	0.37%	0.33%	0.13%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,828,594	$5,048,852	$4,335,717	$4,009,139	$5,863,864	$6,123,403
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.004	0.029	0.050
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.004	0.029	0.050
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.004)	(0.029)	(0.050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.37%	2.99%	5.06%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.16%	0.21%	0.33%	0.30%	0.30%
Net investment income	0.01%[3]	0.01%	0.01%	0.28%	2.73%	4.94%
Expense waiver/reimbursement[4]	0.31%[3]	0.23%	0.17%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,044,443	$1,171,302	$748,595	$2,411,738	$1,640,798	$1,138,133
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Trust Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.002	0.026	0.046
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.002	0.026	0.046
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)	(0.046)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)	(0.026)	(0.046)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.22%	2.59%	4.66%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.16%	0.20%	0.51%	0.69%	0.70%
Net investment income	0.01%[3]	0.01%	0.01%	0.28%	2.62%	4.56%
Expense waiver/reimbursement[4]	0.71%[3]	0.63%	0.58%	0.30%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$789,925	$826,650	$714,267	$552,204	$1,125,269	$1,158,283
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$15,770,561,000
Investments in securities	9,474,605,632
Total investments in securities, at amortized cost and fair value		$25,245,166,632
Cash		148
Income receivable		79,496,836
Receivable for shares sold		627,218
TOTAL ASSETS		25,325,290,834
Liabilities:
Payable for shares redeemed	651,149
Capital gain distribution payable	58,497
Income distribution payable	87,395
Payable to adviser (Note 4)	150,382
Payable for custodian fees	128,066
Payable for Directors'/Trustees' fees	18,601
Payable for shareholder services fee (Note 4)	4,343
Accrued expenses	11,514
TOTAL LIABILITIES		1,109,947
Net assets for 25,324,212,718 shares outstanding		$25,324,180,887
Net Assets Consist of:
Paid-in capital		$25,324,212,718
Accumulated net realized gain on investments		67,522
Distributions in excess of net investment income		(99,353)
TOTAL NET ASSETS		$25,324,180,887
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$18,661,219,234 ÷ 18,661,836,555 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$4,828,593,707 ÷ 4,828,152,953 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$1,044,443,223 ÷ 1,044,278,672 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$789,924,723 ÷ 789,944,538 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$10,116,140
Expenses:
Investment adviser fee (Note 4)		$24,216,217
Administrative fee (Note 4)		9,452,017
Custodian fees		377,743
Transfer and dividend disbursing agent fees and expenses		57,358
Directors'/Trustees' fees		66,840
Auditing fees		10,389
Legal fees		2,319
Portfolio accounting fees		99,623
Distribution services fee (Note 4)		999,369
Shareholder services fee (Note 4)		5,052,931
Account administration fee (Note 2)		2,773,230
Share registration costs		55,485
Printing and postage		21,199
Insurance premiums		19,936
Miscellaneous		36,262
TOTAL EXPENSES		43,240,918
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(24,216,217)
Waiver of administrative fee (Note 4)	(237,747)
Waiver of distribution services fee (Note 4)	(998,904)
Waiver of shareholder services fee (Note 4)	(5,052,931)
Waiver of account administration fee (Note 2)	(2,769,739)
Reimbursement of other operating expenses (Note 4)	(1,023,579)
TOTAL WAIVERS AND REIMBURSEMENT		(34,299,117)
Net expenses			8,941,801
Net investment income			1,174,339
Net realized gain on investments			98,849
Change in net assets resulting from operations			$1,273,188

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,174,339	$2,336,644
Net realized gain on investments	98,849	34,188
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,273,188	2,370,832
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(869,835)	(1,731,547)
Service Shares	(250,633)	(469,428)
Capital Shares	(57,229)	(98,408)
Trust Shares	(39,911)	(91,915)
Distributions from net realized gain on investments
Institutional Shares	(46,597)	(15,125)
Service Shares	(13,652)	(6,405)
Capital Shares	(3,082)	(1,241)
Trust Shares	(2,184)	(1,159)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,283,123)	(2,415,228)
Share Transactions:
Proceeds from sale of shares	71,901,042,308	95,941,518,854
Net asset value of shares issued to shareholders in payment of distributions declared	401,628	752,441
Cost of shares redeemed	(63,883,252,745)	(94,386,618,886)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,018,191,191	1,555,652,409
Change in net assets	8,018,181,256	1,555,608,013
Net Assets:
Beginning of period	17,305,999,631	15,750,391,618
End of period (including distributions in excess of net investment income of $(99,353) and $(56,084), respectively)	$25,324,180,887	$17,305,999,631

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2012, account administration fees for the Fund were as follows:

	Account Administration Fees Incurred	Account Administration Fees Waived
Service Shares	$1,888,393	$(1,885,559)
Capital Shares	131,459	(130,802)
Trust Shares	753,378	(753,378)
TOTAL	$2,773,230	$(2,769,739)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	60,756,228,555	$60,756,228,555	75,690,434,625	$75,690,434,625
Shares issued to shareholders in payment of distributions declared	314,879	314,879	616,022	616,022
Shares redeemed	(52,354,509,729)	(52,354,509,729)	(75,383,645,105)	(75,383,645,105)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,402,033,705	$8,402,033,705	307,405,542	$307,405,542
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,140,948,941	$9,140,948,941	15,487,098,123	$15,487,098,123
Shares issued to shareholders in payment of distributions declared	55,089	55,089	91,016	91,016
Shares redeemed	(9,361,262,586)	(9,361,262,586)	(14,774,037,606)	(14,774,037,606)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(220,258,556)	$(220,258,556)	713,151,533	$713,151,533
	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,427,733,888	$1,427,733,888	2,580,876,228	$2,580,876,228
Shares issued to shareholders in payment of distributions declared	19,787	19,787	19,929	19,929
Shares redeemed	(1,554,612,616)	(1,554,612,616)	(2,158,186,432)	(2,158,186,432)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(126,858,941)	$(126,858,941)	422,709,725	$422,709,725
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	Six Months Ended 1/31/2012		Year Ended 7/31/2011
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	576,130,924	$576,130,924	2,183,109,878	$2,183,109,878
Shares issued to shareholders in payment of distributions declared	11,873	11,873	25,474	25,474
Shares redeemed	(612,867,814)	(612,867,814)	(2,070,749,743)	(2,070,749,743)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(36,725,017)	$(36,725,017)	112,385,609	$112,385,609
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	8,018,191,191	$8,018,191,191	1,555,652,409	$1,555,652,409

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2012, the Adviser voluntarily waived its entire fee of $24,216,217 and voluntarily reimbursed $1,023,579 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $237,747 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares Semi-Annual Shareholder Report

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may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$999,369	$(998,904)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2012, FSC retained $465 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. In addition, unaffiliated third-party financial intermediaries may waive Service Fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Waived by an Unaffiliated Third Party
Service Shares	$4,365,771	$(4,365,771)
Capital Shares	442,544	(442,544)
Trust Shares	244,616	(244,616)
TOTAL	$5,052,931	$(5,052,931)

For the six months ended January 31, 2012, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.35[2]
Service Shares	$1,000	$1,000.10	$0.35[3]
Capital Shares	$1,000	$1,000.10	$0.35[4]
Trust Shares	$1,000	$1,000.10	$0.35[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.78	$0.36[2]
Service Shares	$1,000	$1,024.78	$0.36[3]
Capital Shares	$1,000	$1,024.78	$0.36[4]
Trust Shares	$1,000	$1,024.78	$0.36[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.07%
Service Shares	0.07%
Capital Shares	0.07%
Trust Shares	0.07%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current annualized net expense ratio of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current annualized net expense ratio of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current annualized net expense ratio of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract – May 2011

federated TREASURY OBLIGATIONS FUND (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

22

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

23

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

24

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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27

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120

Q450203 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
January 31, 2012

Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	72.5%
U.S. Treasury Securities	27.3%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At January 31, 2012, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.2%
8-30 Days	13.1%
31-90 Days	9.7%
91-180 Days	4.9%
181 Days or more	4.9%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments

January 31, 2012 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 72.5%
$5,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,035,556 on 2/13/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2020 and the market value of those underlying securities was $515,040,619.	5,000,000
10,000,000	[1]	Interest in $1,250,000,000 joint repurchase agreement 0.10%, dated 1/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,250,204,861 on 3/16/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,280,807,827.	10,000,000
10,000,000		Interest in $5,000,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,025,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $5,113,261,385.	10,000,000
31,582,000		Interest in $4,000,000,000 joint repurchase agreement 0.19%, dated 1/31/2012 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,000,021,111 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $4,080,021,640.	31,582,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 1/25/2012 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,013,611 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,020,013,555.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/27/2012 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $500,006,806 on 2/3/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $510,007,448.	10,000,000
22,000,000		Interest in $2,250,000,000 joint repurchase agreement 0.08%, dated 1/25/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,250,035,000 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $2,295,035,701.	22,000,000
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Principal Amount			Value
$50,000,000		Interest in $3,700,000,000 joint repurchase agreement 0.20%, dated 1/31/2012 under which RBS Securities, Inc. will repurchase securities provided as collateral for $3,700,020,556 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/31/2017 and the market value of those underlying securities was $3,774,004,681.	50,000,000
50,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.21%, dated 1/31/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,009,917 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $1,734,010,156.	50,000,000
10,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.18%, dated 1/31/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,100,005,500 on 2/1/2012. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2017 and the market value of those underlying securities was $1,122,005,718.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	208,582,000
		U.S. Treasury – 27.3%
3,500,000	[2]	United States Treasury Bills, 0.050%, 5/24/2012	3,499,451
3,000,000		United States Treasury Notes, 0.375%, 8/31/2012	3,004,051
2,000,000		United States Treasury Notes, 0.375%, 9/30/2012	2,003,645
2,500,000		United States Treasury Notes, 0.625%, 6/30/2012	2,505,609
27,000,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	27,069,265
12,000,000		United States Treasury Notes, 1.000% - 4.500%, 3/31/2012	12,040,460
5,250,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	5,275,898
5,600,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	5,604,540
3,000,000		United States Treasury Notes, 1.375%, 1/15/2013	3,035,212
2,000,000		United States Treasury Notes, 1.375%, 10/15/2012	2,017,720
2,000,000		United States Treasury Notes, 1.375%, 2/15/2013	2,025,534
500,000		United States Treasury Notes, 1.375%, 3/15/2012	500,770
1,000,000		United States Treasury Notes, 1.375%, 5/15/2012	1,003,782
2,000,000		United States Treasury Notes, 1.500%, 7/15/2012	2,012,742
4,500,000		United States Treasury Notes, 1.875%, 6/15/2012	4,529,792
2,000,000		United States Treasury Notes, 4.375%, 8/15/2012	2,045,297
500,000		United States Treasury Notes, 4.750%, 5/31/2012	507,616
		TOTAL U.S. TREASURY	78,681,384
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[3]	287,263,384
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[4]	665,321
		TOTAL NET ASSETS — 100%	$287,928,705
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3

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

See Notes which are an integral part of the Financial Statements

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4

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2012	Year Ended July 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.003	0.028	0.048
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.003	0.028	0.048
Less Distributions:
Distributions from net investment income	—	—	—	(0.003)	(0.028)	(0.048)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.003)	(0.028)	(0.048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.29%	2.85%	4.91%
Ratios to Average Net Assets:
Net expenses	0.08%[4]	0.18%	0.21%	0.46%	0.46%	0.46%
Net investment income	0.00%[4]	0.00%	0.00%	0.32%	2.84%	4.79%
Expense waiver/reimbursement[5]	0.48%[4]	0.42%	0.36%	0.11%	0.07%	0.07%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$287,929	$192,804	$172,737	$225,258	$428,344	$522,294
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities

January 31, 2012 (unaudited)

Assets:
Investment in repurchase agreements	$208,582,000
Investment in securities	78,681,384
Total investments in securities, at amortized cost and fair value		$287,263,384
Cash		27
Income receivable		660,212
Receivable for shares sold		4,524
Prepaid expenses		19,294
TOTAL ASSETS		287,947,441
Liabilities:
Payable to adviser (Note 4)	4,748
Payable for custodian fees	2,716
Payable for transfer and dividend disbursing agent fees and expenses	2,341
Payable for Directors'/Trustees' fees	281
Payable for portfolio accounting fees	5,570
Payable for share registration costs	3,080
TOTAL LIABILITIES		18,736
Net assets for 287,928,282 shares outstanding		$287,928,705
Net Assets Consist of:
Paid-in capital		$287,928,299
Accumulated net realized gain on investments		406
TOTAL NET ASSETS		$287,928,705
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$287,928,705 ÷ 287,928,282 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
6

Statement of Operations

Six Months Ended January 31, 2012 (unaudited)

Investment Income:
Interest			$99,575
Expenses:
Investment adviser fee (Note 4)		$483,434
Administrative fee (Note 4)		94,342
Custodian fees		10,840
Transfer and dividend disbursing agent fees and expenses		10,005
Directors'/Trustees' fees		840
Auditing fees		9,804
Legal fees		3,180
Portfolio accounting fees		24,107
Share registration costs		22,332
Printing and postage		6,526
Insurance premiums		2,260
Miscellaneous		11,487
TOTAL EXPENSES		679,157
Waivers and Reimbursement (Note 4)
Waiver of investment adviser fee	$(483,434)
Waiver of administrative fee	(2,369)
Reimbursement of other operating expenses	(93,779)
TOTAL WAIVERS AND REIMBURSEMENT		(579,582)
Net expenses			99,575
Net investment income			—
Net realized gain on investments			406
Change in net assets resulting from operations			$406

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2012	Year Ended 7/31/2011
Increase (Decrease) in Net Assets
Operations:
Net realized gain on investments	$406	$522
Distributions to Shareholders:
Distributions from net realized gain on investments	(522)	(176)
Share Transactions:
Proceeds from sale of shares	680,363,272	947,871,856
Net asset value of shares issued to shareholders in payment of distributions declared	105	40
Cost of shares redeemed	(585,237,823)	(927,805,829)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	95,125,554	20,066,067
Change in net assets	95,125,438	20,066,413
Net Assets:
Beginning of period	192,803,267	172,736,854
End of period	$287,928,705	$192,803,267

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

January 31, 2012 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 1/31/2012	Year Ended 7/31/2011
Shares sold	680,363,272	947,871,856
Shares issued to shareholders in payment of distributions declared	105	40
Shares redeemed	(585,237,823)	(927,805,829)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	95,125,554	20,066,067
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive any portion of its fee .The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2012, the Adviser waived its entire fee of $483,434 and voluntarily reimbursed $93,779 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,369 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2012, the Fund did not incur Service Fees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2012, there were no outstanding loans. During the six months ended January 31, 2012, the program was not utilized.

7. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2011	Ending Account Value 1/31/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.40
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.73	$0.41
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 184/366(to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract – May 2011

federated trust for U.S. treasury obligations (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative Semi-Annual Shareholder Report

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services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 60934N799

8042508 (3/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012